UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-00242

Natixis Funds Trust II

(Exact name of Registrant as specified in charter)

888 Boylston Street, Suite 800 Boston, Massachusetts 02199-8197

(Address of principal executive offices) (Zip code)

Susan McWhan Tobin, Esq.

Natixis Distribution, LLC

888 Boylston Street, Suite 800

Boston, Massachusetts 02199-8197

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 449-2139

Date of fiscal year end: November 30

Date of reporting period: November 30, 2024

Item 1. Reports to Stockholders.

(a)	The Registrant’s annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

Class Y

LSGGX

Loomis Sayles Global Growth Fund

Annual Shareholder Report - November 30, 2024

This annual shareholder report contains important information about Loomis Sayles Global Growth Fund for the period of December 1, 2023 to November 30, 2024. You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class Y	$109	0.95%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

How did the fund perform last year and what affected its performance?

Explanation of Fund Performance

We are an active manager with a long-term, private equity approach to investing. Through our proprietary bottom-up research framework, we look to invest in those few high-quality businesses with sustainable competitive advantages and profitable growth when they trade at a significant discount to intrinsic value. Given the rare confluence of quality, growth, and valuation, ours is a selective, high-conviction portfolio of typically 30-45 names.

Top Contributors to Performance

• The Fund’s positions in Meta Platforms, Netflix, and Amazon.com contributed the most to performance.

• Stock selection in the consumer discretionary, communication services, healthcare, and information technology sectors, along with our allocations in the communication services and consumer staples sectors, contributed positively to relative performance.

Top Detractors from Performance

• The Fund’s positions in Boeing, Crispr Therapeutics, and Baidu detracted the most from performance.

• Stock selection in the industrials, consumer staples, and financials sectors, along with our allocations in the financials, healthcare, information technology, consumer discretionary, and industrials sectors, detracted from relative performance.

All aspects of our quality-growth-valuation investment thesis must be present simultaneously for us to make an investment. Often our research is completed well in advance of the opportunity to invest. We are patient investors and maintain coverage of high-quality businesses in order to take advantage of meaningful price dislocations if and when they occur. During the period, we added to our existing holdings in Boeing, Shopify, and Tesla. We trimmed our position in Meta Platforms as it reached our historic maximum allowable position size due to market appreciation. We sold our position in Sandoz which we received as a spin-off from existing holdings Novartis.

Fund Performance

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains are reinvested. The tables do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares. You cannot invest directly in an index.

Total Return Based on a Hypothetical $10,000 Investment

	Class Y	MSCI All Country World Index (Net)
03/2016	$10,000	$10,000
04/2016	$10,120	$10,148
05/2016	$10,310	$10,160
06/2016	$10,370	$10,099
07/2016	$10,930	$10,534
08/2016	$11,010	$10,570
09/2016	$11,200	$10,634
10/2016	$10,810	$10,454
11/2016	$10,550	$10,533
12/2016	$10,608	$10,761
01/2017	$10,957	$11,055
02/2017	$11,305	$11,365
03/2017	$11,541	$11,504
04/2017	$12,002	$11,683
05/2017	$12,504	$11,941
06/2017	$12,515	$11,996
07/2017	$12,996	$12,331
08/2017	$13,037	$12,378
09/2017	$13,273	$12,617
10/2017	$13,447	$12,879
11/2017	$13,816	$13,129
12/2017	$14,003	$13,340
01/2018	$15,053	$14,093
02/2018	$14,449	$13,501
03/2018	$14,035	$13,212
04/2018	$14,025	$13,338
05/2018	$14,237	$13,355
06/2018	$14,300	$13,283
07/2018	$14,798	$13,683
08/2018	$14,936	$13,791
09/2018	$14,936	$13,851
10/2018	$13,717	$12,813
11/2018	$14,131	$13,000
12/2018	$13,064	$12,084
01/2019	$14,307	$13,039
02/2019	$14,829	$13,387
03/2019	$15,395	$13,556
04/2019	$16,083	$14,013
05/2019	$15,107	$13,182
06/2019	$16,217	$14,045
07/2019	$16,283	$14,087
08/2019	$15,917	$13,752
09/2019	$15,850	$14,042
10/2019	$15,950	$14,426
11/2019	$16,483	$14,778
12/2019	$17,060	$15,299
01/2020	$17,189	$15,130
02/2020	$16,050	$13,908
03/2020	$14,594	$12,030
04/2020	$16,273	$13,319
05/2020	$17,342	$13,898
06/2020	$18,422	$14,342
07/2020	$19,502	$15,101
08/2020	$20,970	$16,025
09/2020	$20,394	$15,508
10/2020	$20,300	$15,131
11/2020	$22,202	$16,996
12/2020	$23,087	$17,785
01/2021	$23,012	$17,705
02/2021	$23,499	$18,115
03/2021	$23,748	$18,598
04/2021	$24,801	$19,412
05/2021	$24,788	$19,714
06/2021	$25,424	$19,973
07/2021	$25,200	$20,111
08/2021	$26,098	$20,614
09/2021	$24,365	$19,763
10/2021	$24,938	$20,772
11/2021	$24,028	$20,271
12/2021	$24,440	$21,082
01/2022	$22,981	$20,047
02/2022	$22,056	$19,529
03/2022	$22,137	$19,952
04/2022	$19,369	$18,355
05/2022	$18,820	$18,377
06/2022	$17,735	$16,828
07/2022	$19,436	$18,003
08/2022	$18,726	$17,340
09/2022	$16,931	$15,680
10/2022	$17,172	$16,626
11/2022	$18,994	$17,916
12/2022	$18,111	$17,211
01/2023	$20,550	$18,444
02/2023	$19,684	$17,916
03/2023	$21,243	$18,468
04/2023	$21,185	$18,734
05/2023	$21,748	$18,533
06/2023	$22,974	$19,609
07/2023	$24,028	$20,327
08/2023	$22,772	$19,759
09/2023	$21,286	$18,942
10/2023	$20,521	$18,372
11/2023	$23,624	$20,068
12/2023	$24,648	$21,032
01/2024	$24,663	$21,155
02/2024	$26,279	$22,063
03/2024	$26,279	$22,756
04/2024	$24,836	$22,005
05/2024	$26,048	$22,899
06/2024	$27,203	$23,409
07/2024	$26,928	$23,786
08/2024	$28,054	$24,390
09/2024	$29,382	$24,957
10/2024	$28,934	$24,397
11/2024	$30,623	$25,309

Performance data shown represents past performance and is no guarantee of, and is not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For the most recent month-end performance, visit im.natixis.com/en-us/products/mutual-funds/price-and-performance.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	Since Inception 3/31/16
Class Y	29.63%	13.19%	13.78%
MSCI All Country World Index (Net)	26.12%	11.36%	11.31%

Key Fund Statistics

Total Net Assets	$108,208,441
# of Portfolio Holdings (including overnight repurchase agreements)	46
Portfolio Turnover Rate	6%
Total Advisory Fees Paid (after waiver/reimbursement, if applicable)	$584,539

What did the Fund invest in? (% of Net Assets)

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	15.1%
Semiconductors & Semiconductor Equipment	4.4%
Hotels, Restaurants & Leisure	4.8%
IT Services	4.8%
Entertainment	5.0%
Biotechnology	5.1%
Automobiles	6.0%
Pharmaceuticals	6.4%
Financial Services	7.8%
Software	11.4%
Broadline Retail	13.6%
Interactive Media & Services	15.6%
Footnote	Description
Footnote*	Net of other assets less liabilities

Top Ten Holdings

Meta Platforms, Inc., Class A	7.4%
MercadoLibre, Inc.	6.5%
Amazon.com, Inc.	6.2%
Tesla, Inc.	6.0%
Netflix, Inc.	5.0%
Shopify, Inc., Class A	4.8%
Alphabet, Inc., Class A	4.8%
Oracle Corp.	4.6%
Microsoft Corp.	3.6%
Visa, Inc., Class A	3.6%

Material Fund Changes

There were no material fund changes during the period.

Country Weightings

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	6.8%
Netherlands	3.1%
Switzerland	4.1%
Canada	4.8%
Brazil	8.0%
China	9.6%
United States	63.6%
Footnote	Description
Footnote*	Net of other assets less liabilities

There were no changes in or disagreements with Accountants during the period.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit im.natixis.com/funddocuments.

Class Y

LSGGX

Loomis Sayles Global Growth Fund

Annual Shareholder Report

November 30, 2024

TGG99Y-1124

Class A

LSAGX

Loomis Sayles Global Growth Fund

Annual Shareholder Report - November 30, 2024

This annual shareholder report contains important information about Loomis Sayles Global Growth Fund for the period of December 1, 2023 to November 30, 2024. You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class A	$138	1.20%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

How did the fund perform last year and what affected its performance?

Explanation of Fund Performance

We are an active manager with a long-term, private equity approach to investing. Through our proprietary bottom-up research framework, we look to invest in those few high-quality businesses with sustainable competitive advantages and profitable growth when they trade at a significant discount to intrinsic value. Given the rare confluence of quality, growth, and valuation, ours is a selective, high-conviction portfolio of typically 30-45 names.

Top Contributors to Performance

• The Fund’s positions in Meta Platforms, Netflix, and Amazon.com contributed the most to performance.

• Stock selection in the consumer discretionary, communication services, healthcare, and information technology sectors, along with our allocations in the communication services and consumer staples sectors, contributed positively to relative performance.

Top Detractors from Performance

• The Fund’s positions in Boeing, Crispr Therapeutics, and Baidu detracted the most from performance.

• Stock selection in the industrials, consumer staples, and financials sectors, along with our allocations in the financials, healthcare, information technology, consumer discretionary, and industrials sectors, detracted from relative performance.

All aspects of our quality-growth-valuation investment thesis must be present simultaneously for us to make an investment. Often our research is completed well in advance of the opportunity to invest. We are patient investors and maintain coverage of high-quality businesses in order to take advantage of meaningful price dislocations if and when they occur. During the period, we added to our existing holdings in Boeing, Shopify, and Tesla. We trimmed our position in Meta Platforms as it reached our historic maximum allowable position size due to market appreciation. We sold our position in Sandoz which we received as a spin-off from existing holdings Novartis.

Fund Performance

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains are reinvested. The tables do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares. You cannot invest directly in an index.

Total Return Based on a Hypothetical $10,000 Investment

	Class A with load	MSCI All Country World Index (Net)
03/2016	$9,425	$10,000
04/2016	$9,529	$10,148
05/2016	$9,708	$10,160
06/2016	$9,755	$10,099
07/2016	$10,292	$10,534
08/2016	$10,368	$10,570
09/2016	$10,547	$10,634
10/2016	$10,170	$10,454
11/2016	$9,925	$10,533
12/2016	$9,974	$10,761
01/2017	$10,302	$11,055
02/2017	$10,630	$11,365
03/2017	$10,842	$11,504
04/2017	$11,276	$11,683
05/2017	$11,739	$11,941
06/2017	$11,759	$11,996
07/2017	$12,202	$12,331
08/2017	$12,241	$12,378
09/2017	$12,463	$12,617
10/2017	$12,617	$12,879
11/2017	$12,964	$13,129
12/2017	$13,141	$13,340
01/2018	$14,117	$14,093
02/2018	$13,549	$13,501
03/2018	$13,161	$13,212
04/2018	$13,141	$13,338
05/2018	$13,340	$13,355
06/2018	$13,390	$13,283
07/2018	$13,858	$13,683
08/2018	$13,988	$13,791
09/2018	$13,988	$13,851
10/2018	$12,832	$12,813
11/2018	$13,231	$13,000
12/2018	$12,227	$12,084
01/2019	$13,383	$13,039
02/2019	$13,872	$13,387
03/2019	$14,402	$13,556
04/2019	$15,037	$14,013
05/2019	$14,121	$13,182
06/2019	$15,152	$14,045
07/2019	$15,214	$14,087
08/2019	$14,860	$13,752
09/2019	$14,808	$14,042
10/2019	$14,891	$14,426
11/2019	$15,381	$14,778
12/2019	$15,921	$15,299
01/2020	$16,031	$15,130
02/2020	$14,974	$13,908
03/2020	$13,609	$12,030
04/2020	$15,184	$13,319
05/2020	$16,164	$13,898
06/2020	$17,166	$14,342
07/2020	$18,179	$15,101
08/2020	$19,533	$16,025
09/2020	$18,993	$15,508
10/2020	$18,905	$15,131
11/2020	$20,667	$16,996
12/2020	$21,497	$17,785
01/2021	$21,427	$17,705
02/2021	$21,871	$18,115
03/2021	$22,093	$18,598
04/2021	$23,069	$19,412
05/2021	$23,058	$19,714
06/2021	$23,643	$19,973
07/2021	$23,432	$20,111
08/2021	$24,251	$20,614
09/2021	$22,648	$19,763
10/2021	$23,175	$20,772
11/2021	$22,309	$20,271
12/2021	$22,696	$21,082
01/2022	$21,338	$20,047
02/2022	$20,470	$19,529
03/2022	$20,546	$19,952
04/2022	$17,972	$18,355
05/2022	$17,457	$18,377
06/2022	$16,438	$16,828
07/2022	$18,023	$18,003
08/2022	$17,356	$17,340
09/2022	$15,696	$15,680
10/2022	$15,910	$16,626
11/2022	$17,608	$17,916
12/2022	$16,768	$17,211
01/2023	$19,030	$18,444
02/2023	$18,231	$17,916
03/2023	$19,653	$18,468
04/2023	$19,612	$18,734
05/2023	$20,127	$18,533
06/2023	$21,265	$19,609
07/2023	$22,226	$20,327
08/2023	$21,061	$19,759
09/2023	$19,680	$18,942
10/2023	$18,976	$18,372
11/2023	$21,820	$20,068
12/2023	$22,781	$21,032
01/2024	$22,781	$21,155
02/2024	$24,271	$22,063
03/2024	$24,271	$22,756
04/2024	$22,930	$22,005
05/2024	$24,041	$22,899
06/2024	$25,098	$23,409
07/2024	$24,854	$23,786
08/2024	$25,883	$24,390
09/2024	$27,102	$24,957
10/2024	$26,682	$24,397
11/2024	$28,226	$25,309

Performance data shown represents past performance and is no guarantee of, and is not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For the most recent month-end performance, visit im.natixis.com/en-us/products/mutual-funds/price-and-performance.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	Since Inception 3/31/16
Class A at NAV	29.36%	12.91%	13.49%
Class A with 5.75% MSCFootnote Reference1	21.94%	11.58%	12.72%
MSCI All Country World Index (Net)	26.12%	11.36%	11.31%
Footnote	Description
Footnote[1]	Maximum sales charge

Key Fund Statistics

Total Net Assets	$108,208,441
# of Portfolio Holdings (including overnight repurchase agreements)	46
Portfolio Turnover Rate	6%
Total Advisory Fees Paid (after waiver/reimbursement, if applicable)	$584,539

What did the Fund invest in? (% of Net Assets)

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	15.1%
Semiconductors & Semiconductor Equipment	4.4%
Hotels, Restaurants & Leisure	4.8%
IT Services	4.8%
Entertainment	5.0%
Biotechnology	5.1%
Automobiles	6.0%
Pharmaceuticals	6.4%
Financial Services	7.8%
Software	11.4%
Broadline Retail	13.6%
Interactive Media & Services	15.6%
Footnote	Description
Footnote*	Net of other assets less liabilities

Top Ten Holdings

Meta Platforms, Inc., Class A	7.4%
MercadoLibre, Inc.	6.5%
Amazon.com, Inc.	6.2%
Tesla, Inc.	6.0%
Netflix, Inc.	5.0%
Shopify, Inc., Class A	4.8%
Alphabet, Inc., Class A	4.8%
Oracle Corp.	4.6%
Microsoft Corp.	3.6%
Visa, Inc., Class A	3.6%

Material Fund Changes

There were no material fund changes during the period.

Country Weightings

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	6.8%
Netherlands	3.1%
Switzerland	4.1%
Canada	4.8%
Brazil	8.0%
China	9.6%
United States	63.6%
Footnote	Description
Footnote*	Net of other assets less liabilities

There were no changes in or disagreements with Accountants during the period.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit im.natixis.com/funddocuments.

Class A

LSAGX

Loomis Sayles Global Growth Fund

Annual Shareholder Report

November 30, 2024

TGG99A-1124

Class C

LSCGX

Loomis Sayles Global Growth Fund

Annual Shareholder Report - November 30, 2024

This annual shareholder report contains important information about Loomis Sayles Global Growth Fund for the period of December 1, 2023 to November 30, 2024. You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class C	$223	1.95%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

How did the fund perform last year and what affected its performance?

Explanation of Fund Performance

We are an active manager with a long-term, private equity approach to investing. Through our proprietary bottom-up research framework, we look to invest in those few high-quality businesses with sustainable competitive advantages and profitable growth when they trade at a significant discount to intrinsic value. Given the rare confluence of quality, growth, and valuation, ours is a selective, high-conviction portfolio of typically 30-45 names.

Top Contributors to Performance

• The Fund’s positions in Meta Platforms, Netflix, and Amazon.com contributed the most to performance.

• Stock selection in the consumer discretionary, communication services, healthcare, and information technology sectors, along with our allocations in the communication services and consumer staples sectors, contributed positively to relative performance.

Top Detractors from Performance

• The Fund’s positions in Boeing, Crispr Therapeutics, and Baidu detracted the most from performance.

• Stock selection in the industrials, consumer staples, and financials sectors, along with our allocations in the financials, healthcare, information technology, consumer discretionary, and industrials sectors, detracted from relative performance.

All aspects of our quality-growth-valuation investment thesis must be present simultaneously for us to make an investment. Often our research is completed well in advance of the opportunity to invest. We are patient investors and maintain coverage of high-quality businesses in order to take advantage of meaningful price dislocations if and when they occur. During the period, we added to our existing holdings in Boeing, Shopify, and Tesla. We trimmed our position in Meta Platforms as it reached our historic maximum allowable position size due to market appreciation. We sold our position in Sandoz which we received as a spin-off from existing holdings Novartis.

Fund Performance

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains are reinvested. The tables do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares. You cannot invest directly in an index.

Total Return Based on a Hypothetical $10,000 Investment

	Class C	MSCI All Country World Index (Net)
03/2016	$10,000	$10,000
04/2016	$10,110	$10,148
05/2016	$10,290	$10,160
06/2016	$10,340	$10,099
07/2016	$10,890	$10,534
08/2016	$10,970	$10,570
09/2016	$11,150	$10,634
10/2016	$10,740	$10,454
11/2016	$10,470	$10,533
12/2016	$10,514	$10,761
01/2017	$10,851	$11,055
02/2017	$11,198	$11,365
03/2017	$11,412	$11,504
04/2017	$11,862	$11,683
05/2017	$12,341	$11,941
06/2017	$12,352	$11,996
07/2017	$12,811	$12,331
08/2017	$12,842	$12,378
09/2017	$13,066	$12,617
10/2017	$13,219	$12,879
11/2017	$13,577	$13,129
12/2017	$13,746	$13,340
01/2018	$14,767	$14,093
02/2018	$14,167	$13,501
03/2018	$13,746	$13,212
04/2018	$13,715	$13,338
05/2018	$13,925	$13,355
06/2018	$13,967	$13,283
07/2018	$14,441	$13,683
08/2018	$14,567	$13,791
09/2018	$14,557	$13,851
10/2018	$13,346	$12,813
11/2018	$13,746	$13,000
12/2018	$12,698	$12,084
01/2019	$13,903	$13,039
02/2019	$14,385	$13,387
03/2019	$14,932	$13,556
04/2019	$15,590	$14,013
05/2019	$14,615	$13,182
06/2019	$15,677	$14,045
07/2019	$15,732	$14,087
08/2019	$15,360	$13,752
09/2019	$15,294	$14,042
10/2019	$15,371	$14,426
11/2019	$15,864	$14,778
12/2019	$16,411	$15,299
01/2020	$16,515	$15,130
02/2020	$15,424	$13,908
03/2020	$14,008	$12,030
04/2020	$15,610	$13,319
05/2020	$16,620	$13,898
06/2020	$17,641	$14,342
07/2020	$18,662	$15,101
08/2020	$20,043	$16,025
09/2020	$19,475	$15,508
10/2020	$19,370	$15,131
11/2020	$21,169	$16,996
12/2020	$21,997	$17,785
01/2021	$21,910	$17,705
02/2021	$22,355	$18,115
03/2021	$22,565	$18,598
04/2021	$23,546	$19,412
05/2021	$23,522	$19,714
06/2021	$24,102	$19,973
07/2021	$23,880	$20,111
08/2021	$24,695	$20,614
09/2021	$23,040	$19,763
10/2021	$23,559	$20,772
11/2021	$22,682	$20,271
12/2021	$23,053	$21,082
01/2022	$21,668	$20,047
02/2022	$20,775	$19,529
03/2022	$20,829	$19,952
04/2022	$18,210	$18,355
05/2022	$17,677	$18,377
06/2022	$16,638	$16,828
07/2022	$18,236	$18,003
08/2022	$17,544	$17,340
09/2022	$15,852	$15,680
10/2022	$16,065	$16,626
11/2022	$17,757	$17,916
12/2022	$16,907	$17,211
01/2023	$19,168	$18,444
02/2023	$18,347	$17,916
03/2023	$19,787	$18,468
04/2023	$19,715	$18,734
05/2023	$20,234	$18,533
06/2023	$21,357	$19,609
07/2023	$22,307	$20,327
08/2023	$21,126	$19,759
09/2023	$19,730	$18,942
10/2023	$19,009	$18,372
11/2023	$21,846	$20,068
12/2023	$22,797	$21,032
01/2024	$22,783	$21,155
02/2024	$24,251	$22,063
03/2024	$24,237	$22,756
04/2024	$22,905	$22,005
05/2024	$24,015	$22,899
06/2024	$25,070	$23,409
07/2024	$24,827	$23,786
08/2024	$25,855	$24,390
09/2024	$27,073	$24,957
10/2024	$26,653	$24,397
11/2024	$28,196	$25,309

Performance data shown represents past performance and is no guarantee of, and is not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For the most recent month-end performance, visit im.natixis.com/en-us/products/mutual-funds/price-and-performance.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	Since Inception 3/31/16
Class C at NAV	28.41%	12.08%	12.70%
Class C with 1.00% CDSCFootnote Reference1	27.41%	12.08%	12.70%
MSCI All Country World Index (Net)	26.12%	11.36%	11.31%
Footnote	Description
Footnote[1]	Contingent deferred sales charge

Key Fund Statistics

Total Net Assets	$108,208,441
# of Portfolio Holdings (including overnight repurchase agreements)	46
Portfolio Turnover Rate	6%
Total Advisory Fees Paid (after waiver/reimbursement, if applicable)	$584,539

What did the Fund invest in? (% of Net Assets)

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	15.1%
Semiconductors & Semiconductor Equipment	4.4%
Hotels, Restaurants & Leisure	4.8%
IT Services	4.8%
Entertainment	5.0%
Biotechnology	5.1%
Automobiles	6.0%
Pharmaceuticals	6.4%
Financial Services	7.8%
Software	11.4%
Broadline Retail	13.6%
Interactive Media & Services	15.6%
Footnote	Description
Footnote*	Net of other assets less liabilities

Top Ten Holdings

Meta Platforms, Inc., Class A	7.4%
MercadoLibre, Inc.	6.5%
Amazon.com, Inc.	6.2%
Tesla, Inc.	6.0%
Netflix, Inc.	5.0%
Shopify, Inc., Class A	4.8%
Alphabet, Inc., Class A	4.8%
Oracle Corp.	4.6%
Microsoft Corp.	3.6%
Visa, Inc., Class A	3.6%

Material Fund Changes

There were no material fund changes during the period.

Country Weightings

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	6.8%
Netherlands	3.1%
Switzerland	4.1%
Canada	4.8%
Brazil	8.0%
China	9.6%
United States	63.6%
Footnote	Description
Footnote*	Net of other assets less liabilities

There were no changes in or disagreements with Accountants during the period.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit im.natixis.com/funddocuments.

Class C

LSCGX

Loomis Sayles Global Growth Fund

Annual Shareholder Report

November 30, 2024

TGG99C-1124

Class N

LSNGX

Loomis Sayles Global Growth Fund

Annual Shareholder Report - November 30, 2024

This annual shareholder report contains important information about Loomis Sayles Global Growth Fund for the period of December 1, 2023 to November 30, 2024. You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class N	$103	0.90%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

How did the fund perform last year and what affected its performance?

Explanation of Fund Performance

We are an active manager with a long-term, private equity approach to investing. Through our proprietary bottom-up research framework, we look to invest in those few high-quality businesses with sustainable competitive advantages and profitable growth when they trade at a significant discount to intrinsic value. Given the rare confluence of quality, growth, and valuation, ours is a selective, high-conviction portfolio of typically 30-45 names.

Top Contributors to Performance

• The Fund’s positions in Meta Platforms, Netflix, and Amazon.com contributed the most to performance.

• Stock selection in the consumer discretionary, communication services, healthcare, and information technology sectors, along with our allocations in the communication services and consumer staples sectors, contributed positively to relative performance.

Top Detractors from Performance

• The Fund’s positions in Boeing, Crispr Therapeutics, and Baidu detracted the most from performance.

• Stock selection in the industrials, consumer staples, and financials sectors, along with our allocations in the financials, healthcare, information technology, consumer discretionary, and industrials sectors, detracted from relative performance.

All aspects of our quality-growth-valuation investment thesis must be present simultaneously for us to make an investment. Often our research is completed well in advance of the opportunity to invest. We are patient investors and maintain coverage of high-quality businesses in order to take advantage of meaningful price dislocations if and when they occur. During the period, we added to our existing holdings in Boeing, Shopify, and Tesla. We trimmed our position in Meta Platforms as it reached our historic maximum allowable position size due to market appreciation. We sold our position in Sandoz which we received as a spin-off from existing holdings Novartis.

Fund Performance

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains are reinvested. The tables do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares. You cannot invest directly in an index.

Total Return Based on a Hypothetical $10,000 Investment

	Class N	MSCI All Country World Index (Net)
03/2017	$10,000	$10,000
04/2017	$10,400	$10,156
05/2017	$10,835	$10,380
06/2017	$10,844	$10,427
07/2017	$11,261	$10,719
08/2017	$11,297	$10,760
09/2017	$11,510	$10,968
10/2017	$11,652	$11,195
11/2017	$11,980	$11,412
12/2017	$12,138	$11,596
01/2018	$13,047	$12,250
02/2018	$12,533	$11,736
03/2018	$12,165	$11,485
04/2018	$12,156	$11,594
05/2018	$12,340	$11,609
06/2018	$12,395	$11,546
07/2018	$12,827	$11,894
08/2018	$12,946	$11,988
09/2018	$12,955	$12,040
10/2018	$11,890	$11,137
11/2018	$12,257	$11,300
12/2018	$11,329	$10,504
01/2019	$12,407	$11,334
02/2019	$12,859	$11,637
03/2019	$13,360	$11,783
04/2019	$13,956	$12,181
05/2019	$13,100	$11,459
06/2019	$14,062	$12,209
07/2019	$14,120	$12,245
08/2019	$13,802	$11,954
09/2019	$13,745	$12,206
10/2019	$13,831	$12,540
11/2019	$14,293	$12,846
12/2019	$14,794	$13,298
01/2020	$14,906	$13,151
02/2020	$13,928	$12,089
03/2020	$12,655	$10,457
04/2020	$14,122	$11,577
05/2020	$15,048	$12,081
06/2020	$15,985	$12,467
07/2020	$16,921	$13,126
08/2020	$18,194	$13,930
09/2020	$17,695	$13,480
10/2020	$17,614	$13,153
11/2020	$19,273	$14,774
12/2020	$20,041	$15,460
01/2021	$19,976	$15,390
02/2021	$20,397	$15,746
03/2021	$20,614	$16,167
04/2021	$21,527	$16,874
05/2021	$21,516	$17,136
06/2021	$22,078	$17,362
07/2021	$21,883	$17,482
08/2021	$22,651	$17,919
09/2021	$21,159	$17,179
10/2021	$21,656	$18,056
11/2021	$20,856	$17,621
12/2021	$21,225	$18,326
01/2022	$19,959	$17,426
02/2022	$19,158	$16,976
03/2022	$19,228	$17,343
04/2022	$16,828	$15,955
05/2022	$16,352	$15,974
06/2022	$15,400	$14,627
07/2022	$16,886	$15,649
08/2022	$16,271	$15,073
09/2022	$14,703	$13,630
10/2022	$14,923	$14,452
11/2022	$16,503	$15,573
12/2022	$15,735	$14,960
01/2023	$17,851	$16,033
02/2023	$17,112	$15,573
03/2023	$18,452	$16,053
04/2023	$18,414	$16,284
05/2023	$18,902	$16,110
06/2023	$19,966	$17,045
07/2023	$20,880	$17,669
08/2023	$19,791	$17,175
09/2023	$18,502	$16,465
10/2023	$17,838	$15,970
11/2023	$20,530	$17,444
12/2023	$21,431	$18,282
01/2024	$21,444	$18,389
02/2024	$22,846	$19,178
03/2024	$22,858	$19,780
04/2024	$21,594	$19,128
05/2024	$22,645	$19,905
06/2024	$23,647	$20,348
07/2024	$23,421	$20,676
08/2024	$24,398	$21,201
09/2024	$25,550	$21,694
10/2024	$25,162	$21,207
11/2024	$26,626	$22,000

Performance data shown represents past performance and is no guarantee of, and is not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For the most recent month-end performance, visit im.natixis.com/en-us/products/mutual-funds/price-and-performance.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	Since Inception 3/31/17
Class N	29.70%	13.25%	13.62%
MSCI All Country World Index (Net)	26.12%	11.36%	10.83%

Key Fund Statistics

Total Net Assets	$108,208,441
# of Portfolio Holdings (including overnight repurchase agreements)	46
Portfolio Turnover Rate	6%
Total Advisory Fees Paid (after waiver/reimbursement, if applicable)	$584,539

What did the Fund invest in? (% of Net Assets)

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	15.1%
Semiconductors & Semiconductor Equipment	4.4%
Hotels, Restaurants & Leisure	4.8%
IT Services	4.8%
Entertainment	5.0%
Biotechnology	5.1%
Automobiles	6.0%
Pharmaceuticals	6.4%
Financial Services	7.8%
Software	11.4%
Broadline Retail	13.6%
Interactive Media & Services	15.6%
Footnote	Description
Footnote*	Net of other assets less liabilities

Top Ten Holdings

Meta Platforms, Inc., Class A	7.4%
MercadoLibre, Inc.	6.5%
Amazon.com, Inc.	6.2%
Tesla, Inc.	6.0%
Netflix, Inc.	5.0%
Shopify, Inc., Class A	4.8%
Alphabet, Inc., Class A	4.8%
Oracle Corp.	4.6%
Microsoft Corp.	3.6%
Visa, Inc., Class A	3.6%

Material Fund Changes

There were no material fund changes during the period.

Country Weightings

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	6.8%
Netherlands	3.1%
Switzerland	4.1%
Canada	4.8%
Brazil	8.0%
China	9.6%
United States	63.6%
Footnote	Description
Footnote*	Net of other assets less liabilities

There were no changes in or disagreements with Accountants during the period.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit im.natixis.com/funddocuments.

Class N

LSNGX

Loomis Sayles Global Growth Fund

Annual Shareholder Report

November 30, 2024

TGG99N-1124

Class Y

LSFYX

Loomis Sayles Senior Floating Rate and Fixed Income Fund

Annual Shareholder Report - November 30, 2024

This annual shareholder report contains important information about Loomis Sayles Senior Floating Rate and Fixed Income Fund for the period of December 1, 2023 to November 30, 2024. You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly. This report describes changes to the Fund that occurred during the reporting period.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class Y	$78	0.74%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

How did the fund perform last year and what affected its performance?

Explanation of Fund Performance

The Fund's performance was influenced by various factors, including mild underperformance from specific loans in the chemicals, health care providers and services, and software industries.

Top Contributors to Performance

• A modest allocation to high yield bonds, particularly in the cable industry, was a strong contributor.

• The fund maintained a steady level of dividend income as interest rates remained high.

Top Detractors from Performance

• Holdings in cash and Treasury bills modestly detracted from relative performance, as these categories could not keep pace with the strong returns of the loan market.

• The fund experienced one default during the period.

We target a yield advantage through strategic investments which can be enhanced through primary market new issue discounts and by swapping into loans or bonds with more appealing risk/return characteristics as those opportunities arise, while also maintaining an appropriate liquidity policy. We have maintained less liquidity in the portfolio this year than in previous periods given the positive trend in financial conditions, though we are required to maintain a baseline level of liquidity for regulatory reasons, and to meet any redemption activity.

We examine the relative attractiveness of the high yield bond market in relation to bank loans based on potential risk-adjusted return. Currently, we view that tradeoff as poorly compensated given the shape of the yield curve and the tight spreads in much of the bond market. As of period end, the fund is positioned with approximately 93% bank loans.

Fund Performance

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains are reinvested. The tables do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares. You cannot invest directly in an index.

Total Return Based on a Hypothetical $10,000 Investment

	Class Y	Bloomberg U.S. Aggregate Bond Index	Morningstar LSTA US Leveraged Loan Index
11/2014	$10,000	$10,000	$10,000
12/2014	$9,851	$10,009	$9,875
01/2015	$9,845	$10,219	$9,907
02/2015	$9,982	$10,123	$10,047
03/2015	$10,060	$10,170	$10,084
04/2015	$10,156	$10,134	$10,177
05/2015	$10,194	$10,109	$10,196
06/2015	$10,189	$9,999	$10,154
07/2015	$10,202	$10,069	$10,153
08/2015	$10,122	$10,054	$10,082
09/2015	$10,035	$10,122	$10,016
10/2015	$10,057	$10,124	$9,998
11/2015	$9,892	$10,097	$9,911
12/2015	$9,739	$10,064	$9,807
01/2016	$9,574	$10,203	$9,743
02/2016	$9,488	$10,275	$9,691
03/2016	$9,794	$10,370	$9,958
04/2016	$10,085	$10,409	$10,156
05/2016	$10,225	$10,412	$10,246
06/2016	$10,265	$10,599	$10,249
07/2016	$10,455	$10,666	$10,395
08/2016	$10,543	$10,654	$10,473
09/2016	$10,645	$10,648	$10,564
10/2016	$10,721	$10,566	$10,651
11/2016	$10,741	$10,316	$10,679
12/2016	$10,860	$10,331	$10,803
01/2017	$10,917	$10,351	$10,863
02/2017	$10,986	$10,421	$10,918
03/2017	$11,005	$10,415	$10,926
04/2017	$11,054	$10,496	$10,974
05/2017	$11,102	$10,576	$11,014
06/2017	$11,112	$10,566	$11,009
07/2017	$11,212	$10,611	$11,085
08/2017	$11,163	$10,706	$11,080
09/2017	$11,241	$10,655	$11,124
10/2017	$11,336	$10,662	$11,190
11/2017	$11,362	$10,648	$11,203
12/2017	$11,410	$10,697	$11,248
01/2018	$11,532	$10,574	$11,356
02/2018	$11,555	$10,473	$11,378
03/2018	$11,570	$10,540	$11,410
04/2018	$11,629	$10,462	$11,458
05/2018	$11,633	$10,537	$11,477
06/2018	$11,642	$10,524	$11,490
07/2018	$11,725	$10,526	$11,575
08/2018	$11,745	$10,594	$11,621
09/2018	$11,812	$10,526	$11,701
10/2018	$11,804	$10,443	$11,698
11/2018	$11,707	$10,505	$11,592
12/2018	$11,455	$10,698	$11,297
01/2019	$11,650	$10,812	$11,585
02/2019	$11,785	$10,805	$11,769
03/2019	$11,767	$11,013	$11,749
04/2019	$11,942	$11,016	$11,943
05/2019	$11,911	$11,211	$11,917
06/2019	$11,934	$11,352	$11,946
07/2019	$12,004	$11,377	$12,042
08/2019	$11,950	$11,672	$12,008
09/2019	$11,982	$11,610	$12,064
10/2019	$11,849	$11,645	$12,010
11/2019	$11,882	$11,639	$12,081
12/2019	$12,075	$11,630	$12,273
01/2020	$12,151	$11,854	$12,342
02/2020	$11,953	$12,068	$12,179
03/2020	$10,104	$11,997	$10,672
04/2020	$10,509	$12,210	$11,153
05/2020	$10,983	$12,267	$11,576
06/2020	$11,207	$12,344	$11,708
07/2020	$11,416	$12,528	$11,937
08/2020	$11,641	$12,427	$12,115
09/2020	$11,741	$12,420	$12,192
10/2020	$11,808	$12,365	$12,217
11/2020	$12,053	$12,486	$12,489
12/2020	$12,247	$12,504	$12,657
01/2021	$12,373	$12,414	$12,807
02/2021	$12,451	$12,235	$12,883
03/2021	$12,462	$12,082	$12,882
04/2021	$12,526	$12,177	$12,949
05/2021	$12,594	$12,217	$13,024
06/2021	$12,633	$12,303	$13,072
07/2021	$12,642	$12,440	$13,070
08/2021	$12,696	$12,417	$13,132
09/2021	$12,749	$12,309	$13,217
10/2021	$12,777	$12,306	$13,252
11/2021	$12,744	$12,342	$13,231
12/2021	$12,842	$12,311	$13,315
01/2022	$12,870	$12,046	$13,364
02/2022	$12,793	$11,911	$13,295
03/2022	$12,779	$11,580	$13,302
04/2022	$12,748	$11,141	$13,330
05/2022	$12,377	$11,213	$12,989
06/2022	$12,050	$11,037	$12,708
07/2022	$12,227	$11,306	$12,979
08/2022	$12,430	$10,987	$13,175
09/2022	$12,087	$10,512	$12,875
10/2022	$12,090	$10,376	$13,003
11/2022	$12,230	$10,758	$13,159
12/2022	$12,240	$10,709	$13,213
01/2023	$12,604	$11,039	$13,565
02/2023	$12,645	$10,753	$13,643
03/2023	$12,589	$11,026	$13,639
04/2023	$12,732	$11,093	$13,783
05/2023	$12,690	$10,972	$13,757
06/2023	$12,996	$10,933	$14,069
07/2023	$13,190	$10,926	$14,250
08/2023	$13,355	$10,856	$14,417
09/2023	$13,408	$10,580	$14,555
10/2023	$13,366	$10,413	$14,553
11/2023	$13,532	$10,885	$14,730
12/2023	$13,744	$11,301	$14,973
01/2024	$13,850	$11,270	$15,074
02/2024	$13,952	$11,111	$15,211
03/2024	$14,078	$11,214	$15,341
04/2024	$14,129	$10,930	$15,433
05/2024	$14,236	$11,116	$15,578
06/2024	$14,286	$11,221	$15,632
07/2024	$14,377	$11,483	$15,739
08/2024	$14,463	$11,648	$15,839
09/2024	$14,564	$11,804	$15,952
10/2024	$14,699	$11,511	$16,089
11/2024	$14,862	$11,633	$16,222

Performance data shown represents past performance and is no guarantee of, and is not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For the most recent month-end performance, visit im.natixis.com/en-us/products/mutual-funds/price-and-performance.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class Y	9.83%	4.58%	4.04%
Bloomberg U.S. Aggregate Bond Index	6.88%	(0.01%)	1.52%
Morningstar LSTA US Leveraged Loan Index	10.13%	6.07%	4.96%

Effective April 1, 2024, in accordance with new regulations, the Fund's primary broad-based index changed to the Bloomberg U.S. Aggregate Bond Index. The Fund will retain the Morningstar LSTA US Leveraged Loan Index as an additional benchmark for performance comparison.

Key Fund Statistics

Total Net Assets	$822,515,408
# of Portfolio Holdings (including overnight repurchase agreements)	306
Portfolio Turnover Rate	107%
Total Advisory Fees Paid (after waiver/reimbursement, if applicable)	$4,472,711

What did the Fund invest in? (% of Net Assets)

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	25.2%
Short-Term Investments	9.9%
Exchange-Traded Funds	1.6%
Collateralized Loan Obligations	1.8%
Consumer Products	3.5%
Diversified Manufacturing	4.0%
Brokerage	4.2%
Building Materials	4.3%
Property & Casualty Insurance	6.0%
Consumer Cyclical Services	6.1%
Media Entertainment	6.3%
Healthcare	6.7%
Retailers	8.0%
Technology	12.4%
Footnote	Description
Footnote*	Net of other assets less liabilities

Credit QualityFootnote Reference†

Value	Value
Cash & equivalents	2.2
U.S. Treasury	1.8
Not ratedFootnote Reference^	2.8
CCC	6.9
B	64.7
BB	21.6
Footnote	Description
Footnote†	Credit ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
Footnote^	Not Rated category represents only those securities not rated by S&P Global Ratings. Such securities may be rated by other NRSROs not shown here.

Material Fund Changes

Effective July 1, 2024, the Fund had the following material changes, which were reported in a supplement to the Fund's prospectus. For more information, you may review the Fund's prospectus at im.natixis.com/funddocuments or upon request at 800-225-5478 or through your financial intermediary.

Expenses: The expense limit as a percentage of average daily net assets was reduced to 0.73% from 0.75%.

There were no changes in or disagreements with Accountants during the period.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit im.natixis.com/funddocuments.

Class Y

LSFYX

Loomis Sayles Senior Floating Rate and Fixed Income Fund

Annual Shareholder Report

November 30, 2024

TLSFR99Y-1124

Class A

LSFAX

Loomis Sayles Senior Floating Rate and Fixed Income Fund

Annual Shareholder Report - November 30, 2024

This annual shareholder report contains important information about Loomis Sayles Senior Floating Rate and Fixed Income Fund for the period of December 1, 2023 to November 30, 2024. You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly. This report describes changes to the Fund that occurred during the reporting period.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class A	$104	0.99%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

How did the fund perform last year and what affected its performance?

Explanation of Fund Performance

The Fund's performance was influenced by various factors, including mild underperformance from specific loans in the chemicals, health care providers and services, and software industries.

Top Contributors to Performance

• A modest allocation to high yield bonds, particularly in the cable industry, was a strong contributor.

• The fund maintained a steady level of dividend income as interest rates remained high.

Top Detractors from Performance

• Holdings in cash and Treasury bills modestly detracted from relative performance, as these categories could not keep pace with the strong returns of the loan market.

• The fund experienced one default during the period.

We target a yield advantage through strategic investments which can be enhanced through primary market new issue discounts and by swapping into loans or bonds with more appealing risk/return characteristics as those opportunities arise, while also maintaining an appropriate liquidity policy. We have maintained less liquidity in the portfolio this year than in previous periods given the positive trend in financial conditions, though we are required to maintain a baseline level of liquidity for regulatory reasons, and to meet any redemption activity.

We examine the relative attractiveness of the high yield bond market in relation to bank loans based on potential risk-adjusted return. Currently, we view that tradeoff as poorly compensated given the shape of the yield curve and the tight spreads in much of the bond market. As of period end, the fund is positioned with approximately 93% bank loans.

Fund Performance

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains are reinvested. The tables do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares. You cannot invest directly in an index.

Total Return Based on a Hypothetical $10,000 Investment

	Class A with load	Bloomberg U.S. Aggregate Bond Index	Morningstar LSTA US Leveraged Loan Index
11/2014	$9,647	$10,000	$10,000
12/2014	$9,501	$10,009	$9,875
01/2015	$9,493	$10,219	$9,907
02/2015	$9,633	$10,123	$10,047
03/2015	$9,697	$10,170	$10,084
04/2015	$9,797	$10,134	$10,177
05/2015	$9,822	$10,109	$10,196
06/2015	$9,815	$9,999	$10,154
07/2015	$9,826	$10,069	$10,153
08/2015	$9,747	$10,054	$10,082
09/2015	$9,671	$10,122	$10,016
10/2015	$9,690	$10,124	$9,998
11/2015	$9,519	$10,097	$9,911
12/2015	$9,379	$10,064	$9,807
01/2016	$9,218	$10,203	$9,743
02/2016	$9,133	$10,275	$9,691
03/2016	$9,426	$10,370	$9,958
04/2016	$9,704	$10,409	$10,156
05/2016	$9,827	$10,412	$10,246
06/2016	$9,863	$10,599	$10,249
07/2016	$10,044	$10,666	$10,395
08/2016	$10,137	$10,654	$10,473
09/2016	$10,232	$10,648	$10,564
10/2016	$10,293	$10,566	$10,651
11/2016	$10,310	$10,316	$10,679
12/2016	$10,423	$10,331	$10,803
01/2017	$10,475	$10,351	$10,863
02/2017	$10,539	$10,421	$10,918
03/2017	$10,566	$10,415	$10,926
04/2017	$10,600	$10,496	$10,974
05/2017	$10,644	$10,576	$11,014
06/2017	$10,651	$10,566	$11,009
07/2017	$10,745	$10,611	$11,085
08/2017	$10,707	$10,706	$11,080
09/2017	$10,768	$10,655	$11,124
10/2017	$10,857	$10,662	$11,190
11/2017	$10,880	$10,648	$11,203
12/2017	$10,935	$10,697	$11,248
01/2018	$11,039	$10,574	$11,356
02/2018	$11,058	$10,473	$11,378
03/2018	$11,081	$10,540	$11,410
04/2018	$11,124	$10,462	$11,458
05/2018	$11,126	$10,537	$11,477
06/2018	$11,143	$10,524	$11,490
07/2018	$11,210	$10,526	$11,575
08/2018	$11,237	$10,594	$11,621
09/2018	$11,288	$10,526	$11,701
10/2018	$11,277	$10,443	$11,698
11/2018	$11,182	$10,505	$11,592
12/2018	$10,939	$10,698	$11,297
01/2019	$11,123	$10,812	$11,585
02/2019	$11,250	$10,805	$11,769
03/2019	$11,231	$11,013	$11,749
04/2019	$11,395	$11,016	$11,943
05/2019	$11,363	$11,211	$11,917
06/2019	$11,383	$11,352	$11,946
07/2019	$11,447	$11,377	$12,042
08/2019	$11,392	$11,672	$12,008
09/2019	$11,421	$11,610	$12,064
10/2019	$11,292	$11,645	$12,010
11/2019	$11,320	$11,639	$12,081
12/2019	$11,502	$11,630	$12,273
01/2020	$11,572	$11,854	$12,342
02/2020	$11,381	$12,068	$12,179
03/2020	$9,616	$11,997	$10,672
04/2020	$10,000	$12,210	$11,153
05/2020	$10,450	$12,267	$11,576
06/2020	$10,661	$12,344	$11,708
07/2020	$10,857	$12,528	$11,937
08/2020	$11,069	$12,427	$12,115
09/2020	$11,162	$12,420	$12,192
10/2020	$11,224	$12,365	$12,217
11/2020	$11,455	$12,486	$12,489
12/2020	$11,636	$12,504	$12,657
01/2021	$11,754	$12,414	$12,807
02/2021	$11,825	$12,235	$12,883
03/2021	$11,834	$12,082	$12,882
04/2021	$11,892	$12,177	$12,949
05/2021	$11,954	$12,217	$13,024
06/2021	$11,989	$12,303	$13,072
07/2021	$11,994	$12,440	$13,070
08/2021	$12,043	$12,417	$13,132
09/2021	$12,091	$12,309	$13,217
10/2021	$12,115	$12,306	$13,252
11/2021	$12,081	$12,342	$13,231
12/2021	$12,171	$12,311	$13,315
01/2022	$12,196	$12,046	$13,364
02/2022	$12,120	$11,911	$13,295
03/2022	$12,104	$11,580	$13,302
04/2022	$12,072	$11,141	$13,330
05/2022	$11,718	$11,213	$12,989
06/2022	$11,406	$11,037	$12,708
07/2022	$11,570	$11,306	$12,979
08/2022	$11,761	$10,987	$13,175
09/2022	$11,433	$10,512	$12,875
10/2022	$11,433	$10,376	$13,003
11/2022	$11,564	$10,758	$13,159
12/2022	$11,571	$10,709	$13,213
01/2023	$11,913	$11,039	$13,565
02/2023	$11,949	$10,753	$13,643
03/2023	$11,893	$11,026	$13,639
04/2023	$12,026	$11,093	$13,783
05/2023	$11,983	$10,972	$13,757
06/2023	$12,270	$10,933	$14,069
07/2023	$12,451	$10,926	$14,250
08/2023	$12,604	$10,856	$14,417
09/2023	$12,667	$10,580	$14,555
10/2023	$12,609	$10,413	$14,553
11/2023	$12,763	$10,885	$14,730
12/2023	$12,961	$11,301	$14,973
01/2024	$13,058	$11,270	$15,074
02/2024	$13,152	$11,111	$15,211
03/2024	$13,268	$11,214	$15,341
04/2024	$13,313	$10,930	$15,433
05/2024	$13,410	$11,116	$15,578
06/2024	$13,455	$11,221	$15,632
07/2024	$13,538	$11,483	$15,739
08/2024	$13,616	$11,648	$15,839
09/2024	$13,708	$11,804	$15,952
10/2024	$13,832	$11,511	$16,089
11/2024	$13,983	$11,633	$16,222

Performance data shown represents past performance and is no guarantee of, and is not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For the most recent month-end performance, visit im.natixis.com/en-us/products/mutual-funds/price-and-performance.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class A at NAV	9.56%	4.32%	3.78%
Class A with 3.50% MSCFootnote Reference1	5.70%	3.58%	3.41%
Bloomberg U.S. Aggregate Bond Index	6.88%	(0.01%)	1.52%
Morningstar LSTA US Leveraged Loan Index	10.13%	6.07%	4.96%
Footnote	Description
Footnote[1]	Maximum sales charge

Effective April 1, 2024, in accordance with new regulations, the Fund's primary broad-based index changed to the Bloomberg U.S. Aggregate Bond Index. The Fund will retain the Morningstar LSTA US Leveraged Loan Index as an additional benchmark for performance comparison.

Key Fund Statistics

Total Net Assets	$822,515,408
# of Portfolio Holdings (including overnight repurchase agreements)	306
Portfolio Turnover Rate	107%
Total Advisory Fees Paid (after waiver/reimbursement, if applicable)	$4,472,711

What did the Fund invest in? (% of Net Assets)

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	25.2%
Short-Term Investments	9.9%
Exchange-Traded Funds	1.6%
Collateralized Loan Obligations	1.8%
Consumer Products	3.5%
Diversified Manufacturing	4.0%
Brokerage	4.2%
Building Materials	4.3%
Property & Casualty Insurance	6.0%
Consumer Cyclical Services	6.1%
Media Entertainment	6.3%
Healthcare	6.7%
Retailers	8.0%
Technology	12.4%
Footnote	Description
Footnote*	Net of other assets less liabilities

Credit QualityFootnote Reference†

Value	Value
Cash & equivalents	2.2
U.S. Treasury	1.8
Not ratedFootnote Reference^	2.8
CCC	6.9
B	64.7
BB	21.6
Footnote	Description
Footnote†	Credit ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
Footnote^	Not Rated category represents only those securities not rated by S&P Global Ratings. Such securities may be rated by other NRSROs not shown here.

Material Fund Changes

Effective July 1, 2024, the Fund had the following material changes, which were reported in a supplement to the Fund's prospectus. For more information, you may review the Fund's prospectus at im.natixis.com/funddocuments or upon request at 800-225-5478 or through your financial intermediary.

Expenses: The expense limit as a percentage of average daily net assets was reduced to 0.98% from 1.00%.

There were no changes in or disagreements with Accountants during the period.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit im.natixis.com/funddocuments.

Class A

LSFAX

Loomis Sayles Senior Floating Rate and Fixed Income Fund

Annual Shareholder Report

November 30, 2024

TLSFR99A-1124

Class C

LSFCX

Loomis Sayles Senior Floating Rate and Fixed Income Fund

Annual Shareholder Report - November 30, 2024

This annual shareholder report contains important information about Loomis Sayles Senior Floating Rate and Fixed Income Fund for the period of December 1, 2023 to November 30, 2024. You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly. This report describes changes to the Fund that occurred during the reporting period.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class C	$182	1.74%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

How did the fund perform last year and what affected its performance?

Explanation of Fund Performance

The Fund's performance was influenced by various factors, including mild underperformance from specific loans in the chemicals, health care providers and services, and software industries.

Top Contributors to Performance

• A modest allocation to high yield bonds, particularly in the cable industry, was a strong contributor.

• The fund maintained a steady level of dividend income as interest rates remained high.

Top Detractors from Performance

• Holdings in cash and Treasury bills modestly detracted from relative performance, as these categories could not keep pace with the strong returns of the loan market.

• The fund experienced one default during the period.

We target a yield advantage through strategic investments which can be enhanced through primary market new issue discounts and by swapping into loans or bonds with more appealing risk/return characteristics as those opportunities arise, while also maintaining an appropriate liquidity policy. We have maintained less liquidity in the portfolio this year than in previous periods given the positive trend in financial conditions, though we are required to maintain a baseline level of liquidity for regulatory reasons, and to meet any redemption activity.

We examine the relative attractiveness of the high yield bond market in relation to bank loans based on potential risk-adjusted return. Currently, we view that tradeoff as poorly compensated given the shape of the yield curve and the tight spreads in much of the bond market. As of period end, the fund is positioned with approximately 93% bank loans.

Fund Performance

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains are reinvested. The tables do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares. You cannot invest directly in an index.

Total Return Based on a Hypothetical $10,000 Investment

	Class C	Bloomberg U.S. Aggregate Bond Index	Morningstar LSTA US Leveraged Loan Index
11/2014	$10,000	$10,000	$10,000
12/2014	$9,841	$10,009	$9,875
01/2015	$9,826	$10,219	$9,907
02/2015	$9,956	$10,123	$10,047
03/2015	$10,017	$10,170	$10,084
04/2015	$10,114	$10,134	$10,177
05/2015	$10,134	$10,109	$10,196
06/2015	$10,121	$9,999	$10,154
07/2015	$10,126	$10,069	$10,153
08/2015	$10,038	$10,054	$10,082
09/2015	$9,953	$10,122	$10,016
10/2015	$9,966	$10,124	$9,998
11/2015	$9,794	$10,097	$9,911
12/2015	$9,633	$10,064	$9,807
01/2016	$9,461	$10,203	$9,743
02/2016	$9,368	$10,275	$9,691
03/2016	$9,663	$10,370	$9,958
04/2016	$9,943	$10,409	$10,156
05/2016	$10,073	$10,412	$10,246
06/2016	$10,094	$10,599	$10,249
07/2016	$10,273	$10,666	$10,395
08/2016	$10,362	$10,654	$10,473
09/2016	$10,453	$10,648	$10,564
10/2016	$10,520	$10,566	$10,651
11/2016	$10,520	$10,316	$10,679
12/2016	$10,628	$10,331	$10,803
01/2017	$10,676	$10,351	$10,863
02/2017	$10,735	$10,421	$10,918
03/2017	$10,756	$10,415	$10,926
04/2017	$10,784	$10,496	$10,974
05/2017	$10,823	$10,576	$11,014
06/2017	$10,823	$10,566	$11,009
07/2017	$10,911	$10,611	$11,085
08/2017	$10,866	$10,706	$11,080
09/2017	$10,921	$10,655	$11,124
10/2017	$11,005	$10,662	$11,190
11/2017	$11,021	$10,648	$11,203
12/2017	$11,068	$10,697	$11,248
01/2018	$11,167	$10,574	$11,356
02/2018	$11,180	$10,473	$11,378
03/2018	$11,197	$10,540	$11,410
04/2018	$11,234	$10,462	$11,458
05/2018	$11,229	$10,537	$11,477
06/2018	$11,239	$10,524	$11,490
07/2018	$11,299	$10,526	$11,575
08/2018	$11,320	$10,594	$11,621
09/2018	$11,364	$10,526	$11,701
10/2018	$11,346	$10,443	$11,698
11/2018	$11,243	$10,505	$11,592
12/2018	$10,990	$10,698	$11,297
01/2019	$11,169	$10,812	$11,585
02/2019	$11,279	$10,805	$11,769
03/2019	$11,264	$11,013	$11,749
04/2019	$11,422	$11,016	$11,943
05/2019	$11,383	$11,211	$11,917
06/2019	$11,395	$11,352	$11,946
07/2019	$11,452	$11,377	$12,042
08/2019	$11,390	$11,672	$12,008
09/2019	$11,412	$11,610	$12,064
10/2019	$11,274	$11,645	$12,010
11/2019	$11,283	$11,639	$12,081
12/2019	$11,471	$11,630	$12,273
01/2020	$11,533	$11,854	$12,342
02/2020	$11,335	$12,068	$12,179
03/2020	$9,565	$11,997	$10,672
04/2020	$9,955	$12,210	$11,153
05/2020	$10,384	$12,267	$11,576
06/2020	$10,588	$12,344	$11,708
07/2020	$10,777	$12,528	$11,937
08/2020	$10,981	$12,427	$12,115
09/2020	$11,067	$12,420	$12,192
10/2020	$11,121	$12,365	$12,217
11/2020	$11,343	$12,486	$12,489
12/2020	$11,516	$12,504	$12,657
01/2021	$11,625	$12,414	$12,807
02/2021	$11,689	$12,235	$12,883
03/2021	$11,690	$12,082	$12,882
04/2021	$11,741	$12,177	$12,949
05/2021	$11,794	$12,217	$13,024
06/2021	$11,821	$12,303	$13,072
07/2021	$11,819	$12,440	$13,070
08/2021	$11,846	$12,417	$13,132
09/2021	$11,899	$12,309	$13,217
10/2021	$11,916	$12,306	$13,252
11/2021	$11,875	$12,342	$13,231
12/2021	$11,943	$12,311	$13,315
01/2022	$11,972	$12,046	$13,364
02/2022	$11,890	$11,911	$13,295
03/2022	$11,867	$11,580	$13,302
04/2022	$11,829	$11,141	$13,330
05/2022	$11,473	$11,213	$12,989
06/2022	$11,172	$11,037	$12,708
07/2022	$11,313	$11,306	$12,979
08/2022	$11,506	$10,987	$13,175
09/2022	$11,164	$10,512	$12,875
10/2022	$11,170	$10,376	$13,003
11/2022	$11,277	$10,758	$13,159
12/2022	$11,284	$10,709	$13,213
01/2023	$11,618	$11,039	$13,565
02/2023	$11,653	$10,753	$13,643
03/2023	$11,598	$11,026	$13,639
04/2023	$11,728	$11,093	$13,783
05/2023	$11,686	$10,972	$13,757
06/2023	$11,966	$10,933	$14,069
07/2023	$12,142	$10,926	$14,250
08/2023	$12,292	$10,856	$14,417
09/2023	$12,353	$10,580	$14,555
10/2023	$12,296	$10,413	$14,553
11/2023	$12,447	$10,885	$14,730
12/2023	$12,640	$11,301	$14,973
01/2024	$12,734	$11,270	$15,074
02/2024	$12,826	$11,111	$15,211
03/2024	$12,939	$11,214	$15,341
04/2024	$12,983	$10,930	$15,433
05/2024	$13,078	$11,116	$15,578
06/2024	$13,121	$11,221	$15,632
07/2024	$13,202	$11,483	$15,739
08/2024	$13,278	$11,648	$15,839
09/2024	$13,368	$11,804	$15,952
10/2024	$13,489	$11,511	$16,089
11/2024	$13,637	$11,633	$16,222

Performance data shown represents past performance and is no guarantee of, and is not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For the most recent month-end performance, visit im.natixis.com/en-us/products/mutual-funds/price-and-performance.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class C at NAV	8.75%	3.55%	3.15%
Class C with 1.00% CDSCFootnote Reference1	7.75%	3.55%	3.15%
Bloomberg U.S. Aggregate Bond Index	6.88%	(0.01%)	1.52%
Morningstar LSTA US Leveraged Loan Index	10.13%	6.07%	4.96%
Footnote	Description
Footnote[1]	Contingent deferred sales charge

Effective April 1, 2024, in accordance with new regulations, the Fund's primary broad-based index changed to the Bloomberg U.S. Aggregate Bond Index. The Fund will retain the Morningstar LSTA US Leveraged Loan Index as an additional benchmark for performance comparison.

Key Fund Statistics

Total Net Assets	$822,515,408
# of Portfolio Holdings (including overnight repurchase agreements)	306
Portfolio Turnover Rate	107%
Total Advisory Fees Paid (after waiver/reimbursement, if applicable)	$4,472,711

What did the Fund invest in? (% of Net Assets)

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	25.2%
Short-Term Investments	9.9%
Exchange-Traded Funds	1.6%
Collateralized Loan Obligations	1.8%
Consumer Products	3.5%
Diversified Manufacturing	4.0%
Brokerage	4.2%
Building Materials	4.3%
Property & Casualty Insurance	6.0%
Consumer Cyclical Services	6.1%
Media Entertainment	6.3%
Healthcare	6.7%
Retailers	8.0%
Technology	12.4%
Footnote	Description
Footnote*	Net of other assets less liabilities

Credit QualityFootnote Reference†

Value	Value
Cash & equivalents	2.2
U.S. Treasury	1.8
Not ratedFootnote Reference^	2.8
CCC	6.9
B	64.7
BB	21.6
Footnote	Description
Footnote†	Credit ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
Footnote^	Not Rated category represents only those securities not rated by S&P Global Ratings. Such securities may be rated by other NRSROs not shown here.

Material Fund Changes

Effective July 1, 2024, the Fund had the following material changes, which were reported in a supplement to the Fund's prospectus. For more information, you may review the Fund's prospectus at im.natixis.com/funddocuments or upon request at 800-225-5478 or through your financial intermediary.

Expenses: The expense limit as a percentage of average daily net assets was reduced to 1.73% from 1.75%.

There were no changes in or disagreements with Accountants during the period.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit im.natixis.com/funddocuments.

Class C

LSFCX

Loomis Sayles Senior Floating Rate and Fixed Income Fund

Annual Shareholder Report

November 30, 2024

TLSFR99C-1124

Class N

LSFNX

Loomis Sayles Senior Floating Rate and Fixed Income Fund

Annual Shareholder Report - November 30, 2024

This annual shareholder report contains important information about Loomis Sayles Senior Floating Rate and Fixed Income Fund for the period of December 1, 2023 to November 30, 2024. You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly. This report describes changes to the Fund that occurred during the reporting period.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class N	$72	0.69%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

How did the fund perform last year and what affected its performance?

Explanation of Fund Performance

The Fund's performance was influenced by various factors, including mild underperformance from specific loans in the chemicals, health care providers and services, and software industries.

Top Contributors to Performance

• A modest allocation to high yield bonds, particularly in the cable industry, was a strong contributor.

• The fund maintained a steady level of dividend income as interest rates remained high.

Top Detractors from Performance

• Holdings in cash and Treasury bills modestly detracted from relative performance, as these categories could not keep pace with the strong returns of the loan market.

• The fund experienced one default during the period.

We target a yield advantage through strategic investments which can be enhanced through primary market new issue discounts and by swapping into loans or bonds with more appealing risk/return characteristics as those opportunities arise, while also maintaining an appropriate liquidity policy. We have maintained less liquidity in the portfolio this year than in previous periods given the positive trend in financial conditions, though we are required to maintain a baseline level of liquidity for regulatory reasons, and to meet any redemption activity.

We examine the relative attractiveness of the high yield bond market in relation to bank loans based on potential risk-adjusted return. Currently, we view that tradeoff as poorly compensated given the shape of the yield curve and the tight spreads in much of the bond market. As of period end, the fund is positioned with approximately 93% bank loans.

Fund Performance

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains are reinvested. The tables do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares. You cannot invest directly in an index.

Total Return Based on a Hypothetical $10,000 Investment

	Class N	Bloomberg U.S. Aggregate Bond Index	Morningstar LSTA US Leveraged Loan Index
03/2017	$10,000	$10,000	$10,000
04/2017	$10,034	$10,077	$10,044
05/2017	$10,079	$10,155	$10,080
06/2017	$10,098	$10,145	$10,076
07/2017	$10,179	$10,188	$10,145
08/2017	$10,145	$10,280	$10,141
09/2017	$10,217	$10,231	$10,181
10/2017	$10,293	$10,237	$10,241
11/2017	$10,328	$10,223	$10,253
12/2017	$10,372	$10,270	$10,294
01/2018	$10,483	$10,152	$10,393
02/2018	$10,494	$10,056	$10,414
03/2018	$10,518	$10,120	$10,443
04/2018	$10,561	$10,045	$10,486
05/2018	$10,566	$10,117	$10,504
06/2018	$10,585	$10,104	$10,516
07/2018	$10,650	$10,107	$10,594
08/2018	$10,680	$10,172	$10,636
09/2018	$10,741	$10,106	$10,709
10/2018	$10,734	$10,026	$10,706
11/2018	$10,646	$10,086	$10,609
12/2018	$10,418	$10,271	$10,339
01/2019	$10,596	$10,381	$10,603
02/2019	$10,719	$10,375	$10,771
03/2019	$10,714	$10,574	$10,753
04/2019	$10,862	$10,576	$10,930
05/2019	$10,835	$10,764	$10,907
06/2019	$10,856	$10,899	$10,933
07/2019	$10,920	$10,923	$11,021
08/2019	$10,871	$11,206	$10,990
09/2019	$10,900	$11,147	$11,042
10/2019	$10,781	$11,180	$10,992
11/2019	$10,811	$11,175	$11,056
12/2019	$10,987	$11,167	$11,233
01/2020	$11,056	$11,382	$11,296
02/2020	$10,877	$11,587	$11,146
03/2020	$9,195	$11,518	$9,768
04/2020	$9,564	$11,723	$10,207
05/2020	$9,996	$11,778	$10,595
06/2020	$10,188	$11,852	$10,715
07/2020	$10,378	$12,029	$10,925
08/2020	$10,582	$11,932	$11,088
09/2020	$10,674	$11,925	$11,158
10/2020	$10,735	$11,872	$11,181
11/2020	$10,958	$11,989	$11,430
12/2020	$11,135	$12,005	$11,584
01/2021	$11,250	$11,919	$11,722
02/2021	$11,321	$11,747	$11,790
03/2021	$11,332	$11,600	$11,790
04/2021	$11,391	$11,692	$11,851
05/2021	$11,453	$11,730	$11,920
06/2021	$11,489	$11,812	$11,964
07/2021	$11,497	$11,945	$11,962
08/2021	$11,534	$11,922	$12,019
09/2021	$11,596	$11,819	$12,096
10/2021	$11,622	$11,815	$12,128
11/2021	$11,593	$11,850	$12,109
12/2021	$11,669	$11,820	$12,187
01/2022	$11,708	$11,565	$12,231
02/2022	$11,638	$11,436	$12,168
03/2022	$11,613	$11,119	$12,174
04/2022	$11,585	$10,697	$12,200
05/2022	$11,261	$10,766	$11,888
06/2022	$10,964	$10,597	$11,631
07/2022	$11,111	$10,856	$11,879
08/2022	$11,311	$10,549	$12,058
09/2022	$10,999	$10,093	$11,783
10/2022	$11,001	$9,962	$11,900
11/2022	$11,129	$10,329	$12,043
12/2022	$11,139	$10,282	$12,093
01/2023	$11,457	$10,598	$12,415
02/2023	$11,509	$10,324	$12,487
03/2023	$11,458	$10,587	$12,483
04/2023	$11,589	$10,651	$12,614
05/2023	$11,536	$10,535	$12,591
06/2023	$11,816	$10,497	$12,876
07/2023	$12,007	$10,490	$13,041
08/2023	$12,144	$10,423	$13,194
09/2023	$12,207	$10,158	$13,321
10/2023	$12,154	$9,998	$13,319
11/2023	$12,321	$10,451	$13,481
12/2023	$12,515	$10,851	$13,703
01/2024	$12,597	$10,821	$13,796
02/2024	$12,705	$10,668	$13,921
03/2024	$12,820	$10,766	$14,040
04/2024	$12,867	$10,495	$14,124
05/2024	$12,965	$10,672	$14,257
06/2024	$12,995	$10,773	$14,307
07/2024	$13,078	$11,025	$14,404
08/2024	$13,157	$11,184	$14,496
09/2024	$13,265	$11,333	$14,599
10/2024	$13,373	$11,052	$14,725
11/2024	$13,522	$11,169	$14,847

Performance data shown represents past performance and is no guarantee of, and is not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For the most recent month-end performance, visit im.natixis.com/en-us/products/mutual-funds/price-and-performance.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	Since Inception 3/31/17
Class N	9.75%	4.58%	4.01%
Bloomberg U.S. Aggregate Bond Index	6.88%	(0.01%)	1.46%
Morningstar LSTA US Leveraged Loan Index	10.13%	6.07%	5.30%

Effective April 1, 2024, in accordance with new regulations, the Fund's primary broad-based index changed to the Bloomberg U.S. Aggregate Bond Index. The Fund will retain the Morningstar LSTA US Leveraged Loan Index as an additional benchmark for performance comparison.

Key Fund Statistics

Total Net Assets	$822,515,408
# of Portfolio Holdings (including overnight repurchase agreements)	306
Portfolio Turnover Rate	107%
Total Advisory Fees Paid (after waiver/reimbursement, if applicable)	$4,472,711

What did the Fund invest in? (% of Net Assets)

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	25.2%
Short-Term Investments	9.9%
Exchange-Traded Funds	1.6%
Collateralized Loan Obligations	1.8%
Consumer Products	3.5%
Diversified Manufacturing	4.0%
Brokerage	4.2%
Building Materials	4.3%
Property & Casualty Insurance	6.0%
Consumer Cyclical Services	6.1%
Media Entertainment	6.3%
Healthcare	6.7%
Retailers	8.0%
Technology	12.4%
Footnote	Description
Footnote*	Net of other assets less liabilities

Credit QualityFootnote Reference†

Value	Value
Cash & equivalents	2.2
U.S. Treasury	1.8
Not ratedFootnote Reference^	2.8
CCC	6.9
B	64.7
BB	21.6
Footnote	Description
Footnote†	Credit ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
Footnote^	Not Rated category represents only those securities not rated by S&P Global Ratings. Such securities may be rated by other NRSROs not shown here.

Material Fund Changes

Effective July 1, 2024, the Fund had the following material changes, which were reported in a supplement to the Fund's prospectus. For more information, you may review the Fund's prospectus at im.natixis.com/funddocuments or upon request at 800-225-5478 or through your financial intermediary.

Expenses: The expense limit as a percentage of average daily net assets was reduced to 0.68% from 0.70%.

There were no changes in or disagreements with Accountants during the period.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit im.natixis.com/funddocuments.

Class N

LSFNX

Loomis Sayles Senior Floating Rate and Fixed Income Fund

Annual Shareholder Report

November 30, 2024

TLSFR99N-1124

Class Y

VNSYX

Vaughan Nelson Select Fund

Annual Shareholder Report - November 30, 2024

This annual shareholder report contains important information about Vaughan Nelson Select Fund for the period of December 1, 2023 to November 30, 2024. You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class Y	$93	0.85%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

How did the fund perform last year and what affected its performance?

Explanation of Fund Performance

Top Contributors to Performance

• The largest contributor to year-to-date performance was the portfolio's overweight position and selection in Consumer Discretionary led by DoorDash.

• Selection in Industrials also contributed to performance with Comfort Systems USA, Inc leading.

Top Detractors from Performance

• The largest detractor from year-to-date performance was the security selection within Information Technology. Snowflake, Inc. Class A hindered the sector the most.

• The portfolio's selection within Health Care also negatively impacted performance. DexCom, Inc. was the weakest name.

As a result of buys and sells and market action, the portfolio is overweight Materials, Financials, Consumer Discretionary, Energy, and Communication Services while underweight Industrials, Health Care, Information Technology, Real Estate, Utilities, and Consumer Staples.

We continued to sell positions that we believe to be fully valued or that could face increased earnings pressure as we move into the late stages of this economic recovery and added to existing positions or established new positions that met our investment criteria.

We continue to position the portfolio into companies that have lower earnings variability, higher profitability, and stronger balance sheets than the broader investment universe, and where we can get these characteristics at similar valuation levels to the benchmark index. We still do not favor any single industry or sector and continue to look for the characteristics noted above across all industries.

Fund Performance

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains are reinvested. The tables do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares. You cannot invest directly in an index.

Total Return Based on a Hypothetical $10,000 Investment

	Class Y	S&P 500® Index
11/2014	$10,000	$10,000
12/2014	$10,016	$9,975
01/2015	$9,592	$9,675
02/2015	$10,322	$10,231
03/2015	$10,245	$10,070
04/2015	$10,231	$10,166
05/2015	$10,502	$10,297
06/2015	$10,342	$10,098
07/2015	$10,766	$10,309
08/2015	$10,127	$9,687
09/2015	$9,696	$9,447
10/2015	$10,370	$10,244
11/2015	$10,356	$10,275
12/2015	$10,297	$10,113
01/2016	$9,707	$9,611
02/2016	$9,608	$9,598
03/2016	$10,212	$10,249
04/2016	$10,269	$10,289
05/2016	$10,368	$10,474
06/2016	$10,411	$10,501
07/2016	$10,752	$10,888
08/2016	$10,866	$10,903
09/2016	$10,922	$10,905
10/2016	$10,709	$10,706
11/2016	$11,001	$11,103
12/2016	$11,011	$11,322
01/2017	$11,388	$11,537
02/2017	$11,815	$11,995
03/2017	$11,786	$12,009
04/2017	$11,960	$12,132
05/2017	$12,184	$12,303
06/2017	$12,300	$12,380
07/2017	$12,503	$12,635
08/2017	$12,640	$12,673
09/2017	$12,923	$12,935
10/2017	$13,183	$13,237
11/2017	$13,545	$13,642
12/2017	$13,631	$13,794
01/2018	$14,472	$14,584
02/2018	$13,898	$14,046
03/2018	$13,710	$13,689
04/2018	$13,782	$13,742
05/2018	$14,340	$14,073
06/2018	$14,575	$14,160
07/2018	$14,803	$14,686
08/2018	$15,172	$15,165
09/2018	$15,385	$15,251
10/2018	$13,860	$14,209
11/2018	$14,340	$14,498
12/2018	$13,009	$13,189
01/2019	$14,029	$14,246
02/2019	$14,395	$14,704
03/2019	$14,656	$14,989
04/2019	$15,284	$15,596
05/2019	$14,447	$14,605
06/2019	$15,327	$15,635
07/2019	$15,432	$15,859
08/2019	$15,371	$15,608
09/2019	$15,632	$15,900
10/2019	$15,841	$16,245
11/2019	$16,338	$16,834
12/2019	$16,627	$17,342
01/2020	$16,268	$17,335
02/2020	$14,963	$15,908
03/2020	$13,044	$13,944
04/2020	$15,086	$15,731
05/2020	$16,041	$16,480
06/2020	$16,400	$16,808
07/2020	$17,563	$17,756
08/2020	$18,413	$19,032
09/2020	$17,648	$18,309
10/2020	$17,241	$17,822
11/2020	$19,037	$19,773
12/2020	$19,718	$20,533
01/2021	$19,241	$20,326
02/2021	$20,438	$20,886
03/2021	$21,492	$21,801
04/2021	$22,374	$22,964
05/2021	$22,759	$23,125
06/2021	$23,489	$23,665
07/2021	$24,523	$24,227
08/2021	$25,456	$24,963
09/2021	$24,341	$23,802
10/2021	$26,480	$25,470
11/2021	$26,997	$25,294
12/2021	$27,520	$26,427
01/2022	$25,395	$25,060
02/2022	$25,006	$24,309
03/2022	$26,826	$25,212
04/2022	$24,492	$23,013
05/2022	$24,228	$23,056
06/2022	$22,645	$21,152
07/2022	$24,353	$23,103
08/2022	$23,381	$22,161
09/2022	$21,589	$20,120
10/2022	$22,617	$21,749
11/2022	$24,214	$22,964
12/2022	$22,938	$21,641
01/2023	$24,343	$23,001
02/2023	$23,725	$22,440
03/2023	$25,060	$23,263
04/2023	$25,594	$23,626
05/2023	$25,749	$23,729
06/2023	$26,606	$25,297
07/2023	$27,169	$26,110
08/2023	$26,902	$25,694
09/2023	$25,285	$24,469
10/2023	$24,386	$23,955
11/2023	$26,831	$26,142
12/2023	$28,036	$27,330
01/2024	$28,416	$27,789
02/2024	$30,542	$29,273
03/2024	$30,879	$30,215
04/2024	$28,501	$28,981
05/2024	$29,331	$30,418
06/2024	$29,979	$31,509
07/2024	$30,035	$31,893
08/2024	$30,485	$32,666
09/2024	$30,950	$33,364
10/2024	$30,359	$33,061
11/2024	$32,048	$35,002

Performance data shown represents past performance and is no guarantee of, and is not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For the most recent month-end performance, visit im.natixis.com/en-us/products/mutual-funds/price-and-performance.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class Y	19.44%	14.42%	12.35%
S&P 500® Index	33.89%	15.77%	13.35%

Key Fund Statistics

Total Net Assets	$788,624,729
# of Portfolio Holdings (including overnight repurchase agreements)	32
Portfolio Turnover Rate	84%
Total Advisory Fees Paid (after waiver/reimbursement, if applicable)	$5,057,273

What did the Fund invest in? (% of Net Assets)

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	11.3%
Electrical Equipment	3.2%
Specialty Retail	3.3%
Hotels, Restaurants & Leisure	3.3%
Construction & Engineering	3.4%
Oil, Gas & Consumable Fuels	3.8%
Banks	3.8%
Pharmaceuticals	3.9%
Ground Transportation	4.3%
Capital Markets	4.4%
Entertainment	4.6%
Chemicals	5.4%
Broadline Retail	6.2%
Interactive Media & Services	7.8%
Software	13.8%
Semiconductors & Semiconductor Equipment	17.5%
Footnote	Description
Footnote*	Net of other assets less liabilities

Top Ten Holdings

NVIDIA Corp.	7.2%
Microsoft Corp.	6.7%
Amazon.com, Inc.	6.2%
Walt Disney Co.	4.6%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	4.6%
Alphabet, Inc., Class A	4.5%
Intercontinental Exchange, Inc.	4.4%
Saia, Inc.	4.3%
ServiceNow, Inc.	3.9%
Zoetis, Inc.	3.9%

Material Fund Changes

There were no material fund changes during the period.

There were no changes in or disagreements with Accountants during the period.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit im.natixis.com/funddocuments.

Class Y

VNSYX

Vaughan Nelson Select Fund

Annual Shareholder Report

November 30, 2024

TVS99Y-1124

Class A

VNSAX

Vaughan Nelson Select Fund

Annual Shareholder Report - November 30, 2024

This annual shareholder report contains important information about Vaughan Nelson Select Fund for the period of December 1, 2023 to November 30, 2024. You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class A	$121	1.10%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

How did the fund perform last year and what affected its performance?

Explanation of Fund Performance

Top Contributors to Performance

• The largest contributor to year-to-date performance was the portfolio's overweight position and selection in Consumer Discretionary led by DoorDash.

• Selection in Industrials also contributed to performance with Comfort Systems USA, Inc leading.

Top Detractors from Performance

• The largest detractor from year-to-date performance was the security selection within Information Technology. Snowflake, Inc. Class A hindered the sector the most.

• The portfolio's selection within Health Care also negatively impacted performance. DexCom, Inc. was the weakest name.

As a result of buys and sells and market action, the portfolio is overweight Materials, Financials, Consumer Discretionary, Energy, and Communication Services while underweight Industrials, Health Care, Information Technology, Real Estate, Utilities, and Consumer Staples.

We continued to sell positions that we believe to be fully valued or that could face increased earnings pressure as we move into the late stages of this economic recovery and added to existing positions or established new positions that met our investment criteria.

We continue to position the portfolio into companies that have lower earnings variability, higher profitability, and stronger balance sheets than the broader investment universe, and where we can get these characteristics at similar valuation levels to the benchmark index. We still do not favor any single industry or sector and continue to look for the characteristics noted above across all industries.

Fund Performance

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains are reinvested. The tables do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares. You cannot invest directly in an index.

Total Return Based on a Hypothetical $10,000 Investment

	Class A with load	S&P 500® Index
11/2014	$9,426	$10,000
12/2014	$9,442	$9,975
01/2015	$9,041	$9,675
02/2015	$9,718	$10,231
03/2015	$9,646	$10,070
04/2015	$9,633	$10,166
05/2015	$9,882	$10,297
06/2015	$9,731	$10,098
07/2015	$10,125	$10,309
08/2015	$9,527	$9,687
09/2015	$9,120	$9,447
10/2015	$9,751	$10,244
11/2015	$9,738	$10,275
12/2015	$9,676	$10,113
01/2016	$9,126	$9,611
02/2016	$9,025	$9,598
03/2016	$9,595	$10,249
04/2016	$9,649	$10,289
05/2016	$9,736	$10,474
06/2016	$9,776	$10,501
07/2016	$10,092	$10,888
08/2016	$10,199	$10,903
09/2016	$10,246	$10,905
10/2016	$10,045	$10,706
11/2016	$10,313	$11,103
12/2016	$10,326	$11,322
01/2017	$10,680	$11,537
02/2017	$11,069	$11,995
03/2017	$11,041	$12,009
04/2017	$11,205	$12,132
05/2017	$11,416	$12,303
06/2017	$11,525	$12,380
07/2017	$11,709	$12,635
08/2017	$11,832	$12,673
09/2017	$12,091	$12,935
10/2017	$12,336	$13,237
11/2017	$12,670	$13,642
12/2017	$12,754	$13,794
01/2018	$13,537	$14,584
02/2018	$12,991	$14,046
03/2018	$12,813	$13,689
04/2018	$12,881	$13,742
05/2018	$13,398	$14,073
06/2018	$13,619	$14,160
07/2018	$13,826	$14,686
08/2018	$14,165	$15,165
09/2018	$14,365	$15,251
10/2018	$12,940	$14,209
11/2018	$13,383	$14,498
12/2018	$12,142	$13,189
01/2019	$13,089	$14,246
02/2019	$13,432	$14,704
03/2019	$13,669	$14,989
04/2019	$14,249	$15,596
05/2019	$13,465	$14,605
06/2019	$14,290	$15,635
07/2019	$14,371	$15,859
08/2019	$14,322	$15,608
09/2019	$14,559	$15,900
10/2019	$14,747	$16,245
11/2019	$15,212	$16,834
12/2019	$15,477	$17,342
01/2020	$15,142	$17,335
02/2020	$13,922	$15,908
03/2020	$12,127	$13,944
04/2020	$14,028	$15,731
05/2020	$14,921	$16,480
06/2020	$15,248	$16,808
07/2020	$16,317	$17,756
08/2020	$17,113	$19,032
09/2020	$16,397	$18,309
10/2020	$16,017	$17,822
11/2020	$17,678	$19,773
12/2020	$18,309	$20,533
01/2021	$17,865	$20,326
02/2021	$18,972	$20,886
03/2021	$19,946	$21,801
04/2021	$20,760	$22,964
05/2021	$21,110	$23,125
06/2021	$21,782	$23,665
07/2021	$22,738	$24,227
08/2021	$23,599	$24,963
09/2021	$22,558	$23,802
10/2021	$24,545	$25,470
11/2021	$25,009	$25,294
12/2021	$25,486	$26,427
01/2022	$23,513	$25,060
02/2022	$23,149	$24,309
03/2022	$24,837	$25,212
04/2022	$22,669	$23,013
05/2022	$22,422	$23,056
06/2022	$20,955	$21,152
07/2022	$22,526	$23,103
08/2022	$21,630	$22,161
09/2022	$19,956	$20,120
10/2022	$20,903	$21,749
11/2022	$22,383	$22,964
12/2022	$21,189	$21,641
01/2023	$22,500	$23,001
02/2023	$21,923	$22,440
03/2023	$23,142	$23,263
04/2023	$23,640	$23,626
05/2023	$23,772	$23,729
06/2023	$24,558	$25,297
07/2023	$25,083	$26,110
08/2023	$24,821	$25,694
09/2023	$23,326	$24,469
10/2023	$22,487	$23,955
11/2023	$24,742	$26,142
12/2023	$25,843	$27,330
01/2024	$26,184	$27,789
02/2024	$28,151	$29,273
03/2024	$28,453	$30,215
04/2024	$26,263	$28,981
05/2024	$27,010	$30,418
06/2024	$27,600	$31,509
07/2024	$27,640	$31,893
08/2024	$28,059	$32,666
09/2024	$28,479	$33,364
10/2024	$27,928	$33,061
11/2024	$29,475	$35,002

Performance data shown represents past performance and is no guarantee of, and is not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For the most recent month-end performance, visit im.natixis.com/en-us/products/mutual-funds/price-and-performance.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class A at NAV	19.13%	14.14%	12.08%
Class A with 5.75% MSCFootnote Reference1	12.29%	12.80%	11.42%
S&P 500® Index	33.89%	15.77%	13.35%
Footnote	Description
Footnote[1]	Maximum sales charge

Key Fund Statistics

Total Net Assets	$788,624,729
# of Portfolio Holdings (including overnight repurchase agreements)	32
Portfolio Turnover Rate	84%
Total Advisory Fees Paid (after waiver/reimbursement, if applicable)	$5,057,273

What did the Fund invest in? (% of Net Assets)

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	11.3%
Electrical Equipment	3.2%
Specialty Retail	3.3%
Hotels, Restaurants & Leisure	3.3%
Construction & Engineering	3.4%
Oil, Gas & Consumable Fuels	3.8%
Banks	3.8%
Pharmaceuticals	3.9%
Ground Transportation	4.3%
Capital Markets	4.4%
Entertainment	4.6%
Chemicals	5.4%
Broadline Retail	6.2%
Interactive Media & Services	7.8%
Software	13.8%
Semiconductors & Semiconductor Equipment	17.5%
Footnote	Description
Footnote*	Net of other assets less liabilities

Top Ten Holdings

NVIDIA Corp.	7.2%
Microsoft Corp.	6.7%
Amazon.com, Inc.	6.2%
Walt Disney Co.	4.6%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	4.6%
Alphabet, Inc., Class A	4.5%
Intercontinental Exchange, Inc.	4.4%
Saia, Inc.	4.3%
ServiceNow, Inc.	3.9%
Zoetis, Inc.	3.9%

Material Fund Changes

There were no material fund changes during the period.

There were no changes in or disagreements with Accountants during the period.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit im.natixis.com/funddocuments.

Class A

VNSAX

Vaughan Nelson Select Fund

Annual Shareholder Report

November 30, 2024

TVS99A-1124

Class C

VNSCX

Vaughan Nelson Select Fund

Annual Shareholder Report - November 30, 2024

This annual shareholder report contains important information about Vaughan Nelson Select Fund for the period of December 1, 2023 to November 30, 2024. You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class C	$202	1.85%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

How did the fund perform last year and what affected its performance?

Explanation of Fund Performance

Top Contributors to Performance

• The largest contributor to year-to-date performance was the portfolio's overweight position and selection in Consumer Discretionary led by DoorDash.

• Selection in Industrials also contributed to performance with Comfort Systems USA, Inc leading.

Top Detractors from Performance

• The largest detractor from year-to-date performance was the security selection within Information Technology. Snowflake, Inc. Class A hindered the sector the most.

• The portfolio's selection within Health Care also negatively impacted performance. DexCom, Inc. was the weakest name.

As a result of buys and sells and market action, the portfolio is overweight Materials, Financials, Consumer Discretionary, Energy, and Communication Services while underweight Industrials, Health Care, Information Technology, Real Estate, Utilities, and Consumer Staples.

We continued to sell positions that we believe to be fully valued or that could face increased earnings pressure as we move into the late stages of this economic recovery and added to existing positions or established new positions that met our investment criteria.

We continue to position the portfolio into companies that have lower earnings variability, higher profitability, and stronger balance sheets than the broader investment universe, and where we can get these characteristics at similar valuation levels to the benchmark index. We still do not favor any single industry or sector and continue to look for the characteristics noted above across all industries.

Fund Performance

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains are reinvested. The tables do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares. You cannot invest directly in an index.

Total Return Based on a Hypothetical $10,000 Investment

	Class C	S&P 500® Index
11/2014	$10,000	$10,000
12/2014	$10,003	$9,975
01/2015	$9,577	$9,675
02/2015	$10,287	$10,231
03/2015	$10,209	$10,070
04/2015	$10,181	$10,166
05/2015	$10,443	$10,297
06/2015	$10,280	$10,098
07/2015	$10,692	$10,309
08/2015	$10,046	$9,687
09/2015	$9,613	$9,447
10/2015	$10,273	$10,244
11/2015	$10,252	$10,275
12/2015	$10,177	$10,113
01/2016	$9,597	$9,611
02/2016	$9,488	$9,598
03/2016	$10,075	$10,249
04/2016	$10,126	$10,289
05/2016	$10,213	$10,474
06/2016	$10,249	$10,501
07/2016	$10,568	$10,888
08/2016	$10,677	$10,903
09/2016	$10,720	$10,905
10/2016	$10,503	$10,706
11/2016	$10,778	$11,103
12/2016	$10,780	$11,322
01/2017	$11,141	$11,537
02/2017	$11,546	$11,995
03/2017	$11,510	$12,009
04/2017	$11,672	$12,132
05/2017	$11,885	$12,303
06/2017	$11,989	$12,380
07/2017	$12,173	$12,635
08/2017	$12,298	$12,673
09/2017	$12,556	$12,935
10/2017	$12,806	$13,237
11/2017	$13,145	$13,642
12/2017	$13,213	$13,794
01/2018	$14,017	$14,584
02/2018	$13,452	$14,046
03/2018	$13,253	$13,689
04/2018	$13,318	$13,742
05/2018	$13,843	$14,073
06/2018	$14,058	$14,160
07/2018	$14,265	$14,686
08/2018	$14,608	$15,165
09/2018	$14,799	$15,251
10/2018	$13,326	$14,209
11/2018	$13,772	$14,498
12/2018	$12,489	$13,189
01/2019	$13,454	$14,246
02/2019	$13,799	$14,704
03/2019	$14,030	$14,989
04/2019	$14,623	$15,596
05/2019	$13,808	$14,605
06/2019	$14,640	$15,635
07/2019	$14,720	$15,859
08/2019	$14,658	$15,608
09/2019	$14,897	$15,900
10/2019	$15,074	$16,245
11/2019	$15,543	$16,834
12/2019	$15,802	$17,342
01/2020	$15,449	$17,335
02/2020	$14,197	$15,908
03/2020	$12,363	$13,944
04/2020	$14,293	$15,731
05/2020	$15,181	$16,480
06/2020	$15,515	$16,808
07/2020	$16,585	$17,756
08/2020	$17,388	$19,032
09/2020	$16,643	$18,309
10/2020	$16,251	$17,822
11/2020	$17,923	$19,773
12/2020	$18,554	$20,533
01/2021	$18,083	$20,326
02/2021	$19,198	$20,886
03/2021	$20,170	$21,801
04/2021	$20,978	$22,964
05/2021	$21,326	$23,125
06/2021	$21,991	$23,665
07/2021	$22,932	$24,227
08/2021	$23,791	$24,963
09/2021	$22,727	$23,802
10/2021	$24,711	$25,470
11/2021	$25,172	$25,294
12/2021	$25,639	$26,427
01/2022	$23,632	$25,060
02/2022	$23,257	$24,309
03/2022	$24,931	$25,212
04/2022	$22,737	$23,013
05/2022	$22,477	$23,056
06/2022	$20,990	$21,152
07/2022	$22,549	$23,103
08/2022	$21,640	$22,161
09/2022	$19,965	$20,120
10/2022	$20,889	$21,749
11/2022	$22,362	$22,964
12/2022	$21,168	$21,641
01/2023	$22,478	$23,001
02/2023	$21,902	$22,440
03/2023	$23,120	$23,263
04/2023	$23,618	$23,626
05/2023	$23,749	$23,729
06/2023	$24,535	$25,297
07/2023	$25,059	$26,110
08/2023	$24,797	$25,694
09/2023	$23,303	$24,469
10/2023	$22,465	$23,955
11/2023	$24,718	$26,142
12/2023	$25,818	$27,330
01/2024	$26,159	$27,789
02/2024	$28,124	$29,273
03/2024	$28,425	$30,215
04/2024	$26,237	$28,981
05/2024	$26,984	$30,418
06/2024	$27,574	$31,509
07/2024	$27,613	$31,893
08/2024	$28,032	$32,666
09/2024	$28,451	$33,364
10/2024	$27,901	$33,061
11/2024	$29,447	$35,002

Performance data shown represents past performance and is no guarantee of, and is not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For the most recent month-end performance, visit im.natixis.com/en-us/products/mutual-funds/price-and-performance.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class C at NAV	18.21%	13.27%	11.40%
Class C with 1.00% CDSCFootnote Reference1	17.21%	13.27%	11.40%
S&P 500® Index	33.89%	15.77%	13.35%
Footnote	Description
Footnote[1]	Contingent deferred sales charge

Key Fund Statistics

Total Net Assets	$788,624,729
# of Portfolio Holdings (including overnight repurchase agreements)	32
Portfolio Turnover Rate	84%
Total Advisory Fees Paid (after waiver/reimbursement, if applicable)	$5,057,273

What did the Fund invest in? (% of Net Assets)

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	11.3%
Electrical Equipment	3.2%
Specialty Retail	3.3%
Hotels, Restaurants & Leisure	3.3%
Construction & Engineering	3.4%
Oil, Gas & Consumable Fuels	3.8%
Banks	3.8%
Pharmaceuticals	3.9%
Ground Transportation	4.3%
Capital Markets	4.4%
Entertainment	4.6%
Chemicals	5.4%
Broadline Retail	6.2%
Interactive Media & Services	7.8%
Software	13.8%
Semiconductors & Semiconductor Equipment	17.5%
Footnote	Description
Footnote*	Net of other assets less liabilities

Top Ten Holdings

NVIDIA Corp.	7.2%
Microsoft Corp.	6.7%
Amazon.com, Inc.	6.2%
Walt Disney Co.	4.6%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	4.6%
Alphabet, Inc., Class A	4.5%
Intercontinental Exchange, Inc.	4.4%
Saia, Inc.	4.3%
ServiceNow, Inc.	3.9%
Zoetis, Inc.	3.9%

Material Fund Changes

There were no material fund changes during the period.

There were no changes in or disagreements with Accountants during the period.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit im.natixis.com/funddocuments.

Class C

VNSCX

Vaughan Nelson Select Fund

Annual Shareholder Report

November 30, 2024

TVS99C-1124

Class N

VNSNX

Vaughan Nelson Select Fund

Annual Shareholder Report - November 30, 2024

This annual shareholder report contains important information about Vaughan Nelson Select Fund for the period of December 1, 2023 to November 30, 2024. You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class N	$88	0.80%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

How did the fund perform last year and what affected its performance?

Explanation of Fund Performance

Top Contributors to Performance

• The largest contributor to year-to-date performance was the portfolio's overweight position and selection in Consumer Discretionary led by DoorDash.

• Selection in Industrials also contributed to performance with Comfort Systems USA, Inc leading.

Top Detractors from Performance

• The largest detractor from year-to-date performance was the security selection within Information Technology. Snowflake, Inc. Class A hindered the sector the most.

• The portfolio's selection within Health Care also negatively impacted performance. DexCom, Inc. was the weakest name.

As a result of buys and sells and market action, the portfolio is overweight Materials, Financials, Consumer Discretionary, Energy, and Communication Services while underweight Industrials, Health Care, Information Technology, Real Estate, Utilities, and Consumer Staples.

We continued to sell positions that we believe to be fully valued or that could face increased earnings pressure as we move into the late stages of this economic recovery and added to existing positions or established new positions that met our investment criteria.

We continue to position the portfolio into companies that have lower earnings variability, higher profitability, and stronger balance sheets than the broader investment universe, and where we can get these characteristics at similar valuation levels to the benchmark index. We still do not favor any single industry or sector and continue to look for the characteristics noted above across all industries.

Fund Performance

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains are reinvested. The tables do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares. You cannot invest directly in an index.

Total Return Based on a Hypothetical $10,000 Investment

	Class N	S&P 500® Index
03/2017	$10,000	$10,000
04/2017	$10,147	$10,103
05/2017	$10,338	$10,245
06/2017	$10,442	$10,309
07/2017	$10,614	$10,521
08/2017	$10,737	$10,553
09/2017	$10,971	$10,771
10/2017	$11,198	$11,022
11/2017	$11,505	$11,360
12/2017	$11,583	$11,486
01/2018	$12,296	$12,144
02/2018	$11,803	$11,696
03/2018	$11,643	$11,399
04/2018	$11,710	$11,443
05/2018	$12,184	$11,718
06/2018	$12,384	$11,791
07/2018	$12,577	$12,229
08/2018	$12,884	$12,628
09/2018	$13,071	$12,700
10/2018	$11,777	$11,832
11/2018	$12,184	$12,073
12/2018	$11,048	$10,983
01/2019	$11,921	$11,863
02/2019	$12,232	$12,244
03/2019	$12,454	$12,482
04/2019	$12,979	$12,987
05/2019	$12,269	$12,162
06/2019	$13,023	$13,019
07/2019	$13,105	$13,206
08/2019	$13,060	$12,997
09/2019	$13,282	$13,240
10/2019	$13,452	$13,527
11/2019	$13,882	$14,018
12/2019	$14,125	$14,441
01/2020	$13,820	$14,435
02/2020	$12,712	$13,247
03/2020	$11,073	$11,611
04/2020	$12,816	$13,099
05/2020	$13,627	$13,723
06/2020	$13,932	$13,996
07/2020	$14,912	$14,785
08/2020	$15,642	$15,848
09/2020	$14,992	$15,246
10/2020	$14,647	$14,840
11/2020	$16,172	$16,465
12/2020	$16,758	$17,098
01/2021	$16,353	$16,925
02/2021	$17,361	$17,392
03/2021	$18,266	$18,154
04/2021	$19,007	$19,122
05/2021	$19,334	$19,256
06/2021	$19,963	$19,706
07/2021	$20,842	$20,174
08/2021	$21,635	$20,787
09/2021	$20,687	$19,820
10/2021	$22,505	$21,209
11/2021	$22,945	$21,062
12/2021	$23,393	$22,006
01/2022	$21,586	$20,867
02/2022	$21,256	$20,242
03/2022	$22,803	$20,994
04/2022	$20,819	$19,163
05/2022	$20,595	$19,198
06/2022	$19,249	$17,614
07/2022	$20,701	$19,238
08/2022	$19,886	$18,453
09/2022	$18,351	$16,754
10/2022	$19,225	$18,110
11/2022	$20,583	$19,122
12/2022	$19,492	$18,020
01/2023	$20,699	$19,153
02/2023	$20,174	$18,685
03/2023	$21,297	$19,371
04/2023	$21,763	$19,674
05/2023	$21,895	$19,759
06/2023	$22,624	$21,065
07/2023	$23,102	$21,742
08/2023	$22,875	$21,395
09/2023	$21,500	$20,375
10/2023	$20,747	$19,947
11/2023	$22,827	$21,769
12/2023	$23,849	$22,757
01/2024	$24,173	$23,140
02/2024	$25,981	$24,375
03/2024	$26,268	$25,160
04/2024	$24,257	$24,132
05/2024	$24,951	$25,329
06/2024	$25,502	$26,238
07/2024	$25,550	$26,557
08/2024	$25,933	$27,201
09/2024	$26,340	$27,782
10/2024	$25,837	$27,530
11/2024	$27,274	$29,146

Performance data shown represents past performance and is no guarantee of, and is not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For the most recent month-end performance, visit im.natixis.com/en-us/products/mutual-funds/price-and-performance.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	Since Inception 3/31/17
Class N	19.48%	14.46%	13.98%
S&P 500® Index	33.89%	15.77%	14.97%

Key Fund Statistics

Total Net Assets	$788,624,729
# of Portfolio Holdings (including overnight repurchase agreements)	32
Portfolio Turnover Rate	84%
Total Advisory Fees Paid (after waiver/reimbursement, if applicable)	$5,057,273

What did the Fund invest in? (% of Net Assets)

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	11.3%
Electrical Equipment	3.2%
Specialty Retail	3.3%
Hotels, Restaurants & Leisure	3.3%
Construction & Engineering	3.4%
Oil, Gas & Consumable Fuels	3.8%
Banks	3.8%
Pharmaceuticals	3.9%
Ground Transportation	4.3%
Capital Markets	4.4%
Entertainment	4.6%
Chemicals	5.4%
Broadline Retail	6.2%
Interactive Media & Services	7.8%
Software	13.8%
Semiconductors & Semiconductor Equipment	17.5%
Footnote	Description
Footnote*	Net of other assets less liabilities

Top Ten Holdings

NVIDIA Corp.	7.2%
Microsoft Corp.	6.7%
Amazon.com, Inc.	6.2%
Walt Disney Co.	4.6%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	4.6%
Alphabet, Inc., Class A	4.5%
Intercontinental Exchange, Inc.	4.4%
Saia, Inc.	4.3%
ServiceNow, Inc.	3.9%
Zoetis, Inc.	3.9%

Material Fund Changes

There were no material fund changes during the period.

There were no changes in or disagreements with Accountants during the period.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit im.natixis.com/funddocuments.

Class N

VNSNX

Vaughan Nelson Select Fund

Annual Shareholder Report

November 30, 2024

TVS99N-1124

(b) Not Applicable

Item 2. Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer and persons performing similar functions. There have been no amendments or waivers of the Registrant’s code of ethics during the period.

Item 3. Audit Committee Financial Expert.

The Board of Trustees of the Registrant has established an audit committee. Mr. Richard A. Goglia, Mr. James P. Palermo, Mr. Kirk A. Sykes and Ms. Cynthia L. Walker are members of the audit committee and have been designated as “audit committee financial experts” by the Board of Trustees. Each of these individuals is also an Independent Trustee of the Registrant.

Item 4. Principal Accountant Fees and Services.

Fees billed by the Principal Accountant for services rendered to the Registrant.

The table below sets forth fees billed by the principal accountant, PricewaterhouseCoopers LLP, for the past two fiscal years for professional services rendered in connection with a) the audit of the Registrant’s annual financial statements and services provided in connection with regulatory filings; b) audit-related services (including services that are reasonably related to the performance of the audit of the Registrant’s financial statements but not reported under “Audit Fees”); c) tax compliance, tax advice and tax planning; and d) all other fees billed for professional services rendered by the principal accountant to the Registrant, other than the services reported as a part of (a) through (c) of this Item.

	Audit fees		Audit-related fees[1]		Tax fees[2]		All other fees
	12/1/22- 11/30/23	12/1/23- 11/30/24	12/1/22- 11/30/23	12/1/23- 11/30/24	12/1/22- 11/30/23	12/1/23- 11/30/24	12/1/22- 11/30/23	12/1/23- 11/30/24
Natixis Funds Trust II- Loomis Sayles Global Growth Fund, Loomis Sayles Senior Floating Rate and Fixed Income Fund and Vaughan Nelson Select Fund	$159,833	$164,628	$358	$336	$26,169	$26,954	$—	$—

1. Audit-related fees consist of:

2023 & 2024 – performance of agreed-upon procedures related to the Registrant’s deferred compensation plan.

2. Tax fees consist of:

2023 & 2024 – review of Registrant’s tax returns

Aggregate fees billed to the Registrant for non-audit services during 2023 and 2024 were $26,527and $27,290, respectively.

(e)(1) Audit Committee Pre-Approval Policies.

Annually, the Registrant’s Audit Committee reviews the audit, audit-related, tax and other non-audit services together with the projected fees, for services proposed to be rendered to the Registrant and/or other entities for which pre-approval is required during the upcoming year. Any subsequent revisions to already pre-approved services or fees (including fee increases) and requests for pre-approval of new services would be presented for consideration quarterly as needed.

If, in the opinion of management, a proposed engagement by the Registrant’s independent accountants needs to commence before the next regularly scheduled Audit Committee meeting, any member of the Audit Committee who is an Independent Trustee of the Registrant is authorized to pre-approve the engagement, but only for engagements to provide audit, audit related and tax services. This approval is subject to review by the full Audit Committee at its next quarterly meeting. All other engagements require the approval of all the members of the Audit Committee.

(e)(2) None of the services described in each of Items 4 (b) through (d) were approved pursuant to de minimis exception in paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) Fees billed by the Principal Accountant for services rendered to the Adviser and Control Affiliates.

The following table sets forth the fees billed by the Registrant’s principal accountant for non-audit services rendered to Loomis, Sayles & Company, L.P. (“Loomis”), Natixis Advisors, LLC (“Natixis”) and entities controlling, controlled by or under common control with Loomis and Natixis (“Control Affiliates”) that provide ongoing services to the Registrant, for engagements that related directly to the operations and financial reporting of the Registrant for the last two fiscal years.

	Audit-related fees		Tax fees		All other fees
	12/1/22- 11/30/23	12/1/23- 11/30/24	12/1/22- 11/30/23	12/1/23- 11/30/24	12/1/22- 11/30/23	12/1/23- 11/30/24
Control Affiliates	$—	$—	$—	$—	$—	$—

The following table sets forth the aggregate fees billed by the Registrant’s principal accountant for non-audit services rendered to Loomis, Natixis and Control Affiliates that provide ongoing services to the Registrant, for the last two fiscal years, including the fees disclosed in the table above.

	Aggregate Non-Audit Fees
	12/1/22-11/30/23	12/1/23-11/30/24
Control Affiliates	$110,000	$55,000

(h) The audit committee has considered and determined that the provisions of non-audit services that were rendered to the Registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant that were not pre-approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

The Schedule of Investments are incorporated by reference as part of the Financial Statements and Other Important Information for Open-End Management Investment Companies filed as Item 7 herewith.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a) The Registrant’s Financial Statements are attached herewith.

(b) The Registrant’s Financial Highlights are attached herewith.

Annual Financial Statements and Other Important Information
November 30, 2024

Loomis Sayles Global Growth Fund
Loomis Sayles Senior Floating Rate and Fixed Income Fund
Vaughan Nelson Select Fund

Portfolio of Investments – as of November 30, 2024
Loomis Sayles Global Growth Fund

Shares	Description	Value (†)
Common Stocks — 98.5% of Net Assets
	Brazil — 8.0%
718,025	Ambev SA, ADR	$1,522,213
3,526	MercadoLibre, Inc.(a)	6,999,709
6,715	Pluxee NV(a)	144,745
		8,666,667
	Canada — 4.8%
45,249	Shopify, Inc., Class A(a)	5,230,785
	China — 9.6%
11,471	Alibaba Group Holding Ltd., ADR(b)	1,002,221
11,125	Baidu, Inc., ADR(a)(b)	946,181
124,832	Budweiser Brewing Co. APAC Ltd.	119,543
6,882	NXP Semiconductors NV	1,578,524
52,000	Tencent Holdings Ltd.	2,684,967
46,737	Trip.com Group Ltd., ADR(a)(b)	3,021,547
22,650	Yum China Holdings, Inc.(b)	1,054,358
		10,407,341
	Denmark — 2.4%
24,306	Novo Nordisk AS, Class B	2,608,398
	France — 0.5%
6,715	Sodexo SA	559,255
	Japan — 1.4%
56,900	FANUC Corp.	1,478,086
	Netherlands — 3.1%
2,287	Adyen NV(a)	3,333,639
	Switzerland — 4.1%
25,782	CRISPR Therapeutics AG(a)	1,319,265
29,747	Novartis AG, (Registered)	3,155,012
		4,474,277
	United Kingdom — 1.0%
4,990	Reckitt Benckiser Group PLC	310,053
12,488	Unilever PLC	748,400
		1,058,453
	United States — 63.6%
9,530	Alnylam Pharmaceuticals, Inc.(a)	2,411,757
30,605	Alphabet, Inc., Class A	5,170,715
32,364	Amazon.com, Inc.(a)	6,728,152
14,229	ARM Holdings PLC, ADR(a)	1,910,812
3,343	Autodesk, Inc.(a)	975,822
13,011	Block, Inc.(a)	1,152,124
20,356	Boeing Co.(a)	3,164,137
1,456	Deere & Co.	678,350
31,272	Doximity, Inc., Class A(a)	1,657,416
4,898	Expeditors International of Washington, Inc.	595,793
47,667	Experian PLC	2,282,510
13,853	Meta Platforms, Inc., Class A	7,956,055
9,081	Microsoft Corp.	3,845,440
7,452	Nestle SA, (Registered)	647,386
6,080	Netflix, Inc.(a)	5,391,805
26,984	Oracle Corp.	4,987,723
8,250	QUALCOMM, Inc.	1,307,872
4,042	Roche Holding AG	1,174,873
7,683	Salesforce, Inc.	2,535,313
10,435	SEI Investments Co.	862,244
18,766	Tesla, Inc.(a)	6,477,273
58,782	Under Armour, Inc., Class A(a)	570,773
4,002	Vertex Pharmaceuticals, Inc.(a)	1,873,456
Shares	Description	Value (†)
	United States — continued
12,196	Visa, Inc., Class A	$3,842,716
4,130	Yum! Brands, Inc.	573,822
		68,774,339
	Total Common Stocks (Identified Cost $68,090,137)	106,591,240

Principal Amount
Short-Term Investments — 1.4%
$1,526,799	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 11/29/2024 at 2.750% to be repurchased at $1,527,149 on 12/02/2024 collateralized by $1,539,900 U.S. Treasury Note, 4.875% due 4/30/2026 valued at $1,557,471 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $1,526,799)	1,526,799
	Total Investments — 99.9% (Identified Cost $69,616,936)	108,118,039
	Other assets less liabilities — 0.1%	90,402
	Net Assets — 100.0%	$108,208,441

(†)	See Note 2 of Notes to Financial Statements.

(a)	Non-income producing security.
(b)	Security invests in variable interest entities based in China. See Note 9 of Notes to Financial Statements.

ADR
An American Depositary Receipt is a certificate issued by a
custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the
United States.

Industry Summary at November 30, 2024
Interactive Media & Services	15.6%
Broadline Retail	13.6
Software	11.4
Financial Services	7.8
Pharmaceuticals	6.4
Automobiles	6.0
Biotechnology	5.1
Entertainment	5.0
IT Services	4.8
Hotels, Restaurants & Leisure	4.8
Semiconductors & Semiconductor Equipment	4.4
Aerospace & Defense	2.9
Professional Services	2.1
Machinery	2.0
Other Investments, less than 2% each	6.6
Short-Term Investments	1.4
Total Investments	99.9
Other assets less liabilities	0.1
Net Assets	100.0%
See accompanying notes to financial statements.
1 |

Portfolio of Investments – as of November 30, 2024
Loomis Sayles Global Growth Fund (continued)
Currency Exposure Summary at November 30, 2024
United States Dollar	82.1%
Swiss Franc	4.6
Euro	4.4
Hong Kong Dollar	2.6
Danish Krone	2.4
British Pound	2.4
Japanese Yen	1.4
Total Investments	99.9
Other assets less liabilities	0.1
Net Assets	100.0%
See accompanying notes to financial statements.
| 2

Portfolio of Investments – as of November 30, 2024
Loomis Sayles Senior Floating Rate and Fixed Income Fund

Principal Amount	Description	Value (†)
Senior Loans — 92.9% of Net Assets
	Aerospace & Defense — 1.8%
$161,000	Air Comm Corporation LLC, 2024 Delayed Draw Term Loan, 11/21/2031(a)	$161,000
1,935,000	Air Comm Corporation LLC, 2024 Term Loan, 11/21/2031(a)	1,935,000
3,386,000	Azorra Soar Tlb Finance Ltd., Term Loan B, 3 mo. USD SOFR + 3.500%, 8.132%, 10/18/2029(b)(c)	3,411,395
1,845,952	Spirit AeroSystems, Inc., 2022 Term Loan, 3 mo. USD SOFR + 4.500%, 9.085%, 1/15/2027(c)	1,857,489
1,569,000	TransDigm, Inc., 2024 Term Loan, 3 mo. USD SOFR + 2.500%, 7.320%, 1/19/2032(c)	1,568,027
3,830,212	TransDigm, Inc., 2024 Term Loan I, 3 mo. USD SOFR + 2.750%, 7.354%, 8/24/2028(b)(c)	3,834,732
2,277,058	Vertex Aerospace Services LLC, 2021 First Lien Term Loan, 1 mo. USD SOFR + 2.750%, 7.323%, 12/06/2030(c)	2,283,388
		15,051,031
	Airlines — 0.6%
1,921,500	American Airlines, Inc., 2021 Term Loan, 3 mo. USD SOFR + 4.750%, 9.629%, 4/20/2028(b)(c)	1,982,104
2,878,819	LifeMiles Ltd., 2021 Term Loan B, 3 mo. USD SOFR + 5.250%, 10.026%, 8/30/2026(b)(c)	2,877,610
		4,859,714
	Automotive — 1.8%
2,981,000	Clarios Global LP, 2024 USD Term Loan B, 1 mo. USD SOFR + 2.500%, 7.073%, 5/06/2030(c)	2,997,783
4,000,000	First Brands Group LLC, 2021 2nd Lien Term Loan, 3 mo. USD SOFR + 8.500%, 13.347%, 3/30/2028(c)	3,680,000
4,149,386	First Brands Group LLC, 2021 Term Loan, 3 mo. USD SOFR + 5.000%, 9.847%, 3/30/2027(b)(c)	4,004,157
4,565,846	IXS Holdings, Inc., 2020 Term Loan B, 3 mo. USD SOFR + 4.250%, 8.954%, 3/05/2027(b)(c)	4,423,164
		15,105,104
	Brokerage — 4.2%
5,243,000	AssetMark Financial Holdings, Inc., 2024 Term Loan, 3 mo. USD SOFR + 3.000%, 7.604%, 9/05/2031(b)(c)	5,272,518
3,500,000	Edelman Financial Center LLC, 2024 2nd Lien Term Loan, 1 mo. USD SOFR + 5.250%, 9.823%, 10/06/2028(c)	3,515,330
2,928,909	Eisner Advisory Group LLC, 2024 Term Loan B, 1 mo. USD SOFR + 4.000%, 8.573%, 2/28/2031(c)	2,946,717
315,204	Focus Financial Partners LLC, 2024 Delayed Draw Term Loan, 9/15/2031(d)	317,931
2,934,796	Focus Financial Partners LLC, 2024 Term Loan B8, 1 mo. USD SOFR + 3.250%, 7.823%, 9/15/2031(b)(c)	2,960,182
1,945,000	GEN II Fund Services LLC, 2024 Term Loan B, 11/19/2031(a)	1,952,294
2,733,014	Guggenheim Partners LLC, 2024 Term Loan B, 11/21/2031(a)	2,743,263
1,616,280	HarbourVest Partners LLC, 2024 1st Lien Term Loan B, 3 mo. USD SOFR + 2.250%, 6.854%, 4/18/2030(b)(c)	1,620,320
2,441,114	HighTower Holdings LLC, 2024 Term Loan B, 3 mo. USD SOFR + 3.500%, 8.071%, 4/21/2028(b)(c)	2,462,474
467,429	Janney Montgomery Scott LLC, Delayed Draw Term Loan, 9/11/2031(a)	471,813
2,804,571	Janney Montgomery Scott LLC, Term Loan, 9/11/2031(a)	2,830,878
Principal Amount	Description	Value (†)
	Brokerage — continued
$3,434,000	Jefferies Finance LLC, 2024 Term Loan, 1 mo. USD SOFR + 3.000%, 7.599%, 10/21/2031(b)(c)	$3,444,748
4,007,376	Teneo Holdings LLC, 2024 Term Loan B, 1 mo. USD SOFR + 4.750%, 9.323%, 3/13/2031(c)	4,034,947
		34,573,415
	Building Materials — 4.3%
2,334,239	Chamberlain Group, Inc., 2024 Fungible 1st Lien Term Loan B, 11/03/2028(a)	2,344,463
2,632,123	Foley Products Co. LLC, 2024 Term Loan, 3 mo. USD SOFR + 4.750%, 9.504%, 12/29/2028(b)(c)	2,648,837
3,159,125	Foundation Building Materials Holding Co. LLC, 2024 Term Loan B2, USD SOFR + 4.000%, 8.585%, 1/29/2031(b)(c)	3,113,539
4,788,000	Janus International Group LLC, 2024 Term Loan B, 1 mo. USD SOFR + 2.500%, 7.073%, 8/03/2030(c)	4,789,484
2,718,545	Kodiak Building Partners, Inc., 2024 Term Loan B, 11/26/2031(a)	2,720,801
2,578,045	Kodiak Building Partners, Inc., 2024 Term Loan B2, 1 mo. USD SOFR + 3.750%, 8.323%, 3/12/2028(b)(c)	2,577,633
3,668,735	LHS Borrower LLC, 2022 Term Loan B, 1 mo. USD SOFR + 4.750%, 9.423%, 2/16/2029(c)	3,528,113
1,500,000	Madison Safety & Flow LLC, 2024 Term Loan B, 1 mo. USD SOFR + 3.250%, 7.823%, 9/26/2031(b)(c)	1,515,945
4,029,000	MI Windows & Doors LLC, 2024 Term Loan B2, 1 mo. USD SOFR + 3.000%, 7.573%, 3/28/2031(b)(c)	4,061,756
2,582,774	Oscar AcquisitionCo LLC, Term Loan B, 3 mo. USD SOFR + 4.250%, 8.495%, 4/29/2029(b)(c)	2,554,002
1,648,000	Specialty Building Products Holdings LLC, 2021 Term Loan B, 1 mo. USD SOFR + 3.750%, 8.423%, 10/15/2028(c)	1,637,354
3,456,000	White Cap Buyer LLC, 2024 Term Loan B, 1 mo. USD SOFR + 3.250%, 7.823%, 10/19/2029(b)(c)	3,473,556
		34,965,483
	Cable Satellite — 1.0%
994,778	CSC Holdings LLC, 2019 Term Loan B5, 6 mo. USD SOFR + 2.500%, 7.174%, 4/15/2027(b)(c)	915,196
795,950	CSC Holdings LLC, 2022 Term Loan B6, 1 mo. USD SOFR + 4.500%, 9.109%, 1/18/2028(b)(c)	780,731
6,982,305	DirecTV Financing LLC, 2024 Term Loan, 3 mo. USD SOFR + 5.250%, 10.097%, 8/02/2029(b)(c)	6,876,802
		8,572,729
	Chemicals — 2.4%
1,375,000	Aruba Investments Holdings LLC, 2020 2nd Lien Term Loan, 1 mo. USD SOFR + 7.750%, 12.423%, 11/24/2028(c)	1,312,273
2,973,485	Bakelite U.S. Holdco, Inc., 2024 Term Loan, 3 mo. USD SOFR + 3.500%, 8.104%, 5/29/2029(b)(c)	2,992,991
2,459,217	Chemours Co., 2023 USD Term Loan B, 8.073%, 8/18/2028(a)	2,470,480
2,492,864	GEON Performance Solutions LLC, 2021 Term Loan, 3 mo. USD SOFR + 4.250%, 9.115%, 8/18/2028(b)(c)	2,497,151
2,009,886	Groupe Solmax, Inc., Term Loan, USD SOFR + 4.750%, 9.533%, 5/29/2028(c)	1,845,156
2,863,565	LSF11 A5 HoldCo LLC, 2024 Term Loan B, 1 mo. USD SOFR + 3.500%, 8.187%, 10/15/2028(b)(c)	2,880,747
2,000,000	Paint Intermediate III LLC, 2024 Term Loan B, 3 mo. USD SOFR + 3.000%, 7.522%, 10/09/2031(b)(c)	2,012,500
See accompanying notes to financial statements.
3 |

Portfolio of Investments – as of November 30, 2024
Loomis Sayles Senior Floating Rate and Fixed Income Fund (continued)
Principal Amount	Description	Value (†)
	Chemicals — continued
$1,500,000	Tronox Finance LLC, 2024 1st Lien Term Loan B, USD SOFR + 2.500%, 7.090%, 9/18/2031(b)(c)	$1,505,280
1,977,578	Windsor Holdings III LLC, 2024 USD 1st Lien Term Loan B, 1 mo. USD SOFR + 3.500%, 8.099%, 8/01/2030(b)(c)	1,999,331
		19,515,909
	Consumer Cyclical Services — 6.1%
2,985,000	BIFM US Finance LLC, 2024 Term Loan, 1 mo. USD SOFR + 4.250%, 8.823%, 5/31/2028(c)	3,007,388
3,967,485	CHG Healthcare Services, Inc., 2024 Term Loan B2, USD SOFR + 3.500%, 8.275%, 9/29/2028(b)(c)	4,003,311
3,031,602	Cushman & Wakefield U.S. Borrower LLC, 2024 Tranche 2 Incremental Term Loan, 1 mo. USD SOFR + 3.250%, 7.823%, 1/31/2030(b)(c)	3,031,602
3,491,228	Ensemble RCM LLC, 2024 Term Loan B, 3 mo. USD SOFR + 3.000%, 7.585%, 8/01/2029(b)(c)	3,524,674
1,892,500	Fleet Midco I Ltd., 2024 1st Lien Term Loan B, 6 mo. USD SOFR + 2.750%, 7.578%, 2/21/2031(b)(c)	1,897,231
2,468,360	Galaxy U.S. Opco, Inc., Term Loan, 3 mo. USD SOFR + 4.750%, 9.335%, 4/29/2029(c)	2,220,487
3,100,000	Grant Thornton Advisors LLC, Term Loan B, 1 mo. USD SOFR + 3.250%, 7.823%, 6/02/2031(b)(c)	3,117,639
2,962,500	Inmar, Inc., 2023 Term Loan, USD SOFR + 5.000%, 9.582%, 10/30/2031(c)	2,966,203
3,258,750	Kingpin Intermediate Holdings LLC, 2023 Term Loan B, 1 mo. USD SOFR + 3.500%, 8.073%, 2/08/2028(c)	3,275,044
3,118,433	Latham Pool Products, Inc., 2022 Term Loan B, 3 mo. USD SOFR + 3.750%, 8.485%, 2/23/2029(c)	3,061,927
3,523,997	OMNIA Partners LLC, 2024 Term Loan B, 3 mo. USD SOFR + 3.250%, 7.867%, 7/25/2030(b)(c)	3,543,591
4,795,025	PUG LLC, 2024 Extended Term Loan B, 1 mo. USD SOFR + 4.750%, 9.323%, 3/15/2030(c)	4,794,018
110,000	Raven Acquisition Holdings LLC, Delayed Draw Term Loan, 11/19/2031(a)	110,550
111,041	Raven Acquisition Holdings LLC, Delayed Draw Term Loan, 1.625%, 11/19/2031(d)	111,597
1,540,000	Raven Acquisition Holdings LLC, Term Loan B, 11/19/2031(a)	1,547,700
1,554,580	Raven Acquisition Holdings LLC, Term Loan B, 1 mo. USD SOFR + 3.250%, 7.861%, 11/19/2031(b)(c)	1,562,353
315,429	Ryan LLC, Delayed Draw Term Loan, 1 mo. USD SOFR + 3.500%, 8.073%, 11/14/2030(b)(c)	317,204
2,981,589	Ryan LLC, Term Loan, 1 mo. USD SOFR + 3.500%, 8.073%, 11/14/2030(b)(c)	2,998,375
2,357,748	Sweetwater Borrower LLC, Term Loan B, 1 mo. USD SOFR + 4.250%, 8.937%, 8/07/2028(b)(c)	2,381,326
2,729,114	Vistage Worldwide, Inc., Term Loan, 3 mo. USD SOFR + 4.750%, 9.354%, 7/13/2029(c)	2,724,556
		50,196,776
	Consumer Products — 3.5%
3,862,835	AI Aqua Merger Sub, Inc., 2021 1st Lien Term Loan B, 1 mo. USD SOFR + 3.500%, 8.156%, 7/31/2028(b)(c)	3,891,613
2,404,562	American Greetings Corp., 2024 Term Loan B, 1 mo. USD SOFR + 5.750%, 10.323%, 10/30/2029(c)	2,418,990
3,193,145	Bombardier Recreational Products, Inc., 2023 Term Loan B3, 1 mo. USD SOFR + 2.750%, 7.323%, 12/13/2029(b)(c)	3,203,619
2,125,000	Champ Acquisition Corp., 2024 Term Loan B, 11/07/2031(a)	2,140,937
Principal Amount	Description	Value (†)
	Consumer Products — continued
$2,493,557	Hayward Industries, Inc., 2021 Term Loan, 1 mo. USD SOFR + 2.500%, 7.187%, 5/30/2028(c)	$2,507,795
2,881,806	Mattress Firm, Inc., 2021 Term Loan B, 6 mo. USD SOFR + 4.250%, 8.924%, 9/25/2028(b)(c)	2,880,250
2,114,335	Recess Holdings, Inc., 2024 Term Loan B, 3 mo. USD SOFR + 4.500%, 9.085%, 2/20/2030(c)	2,135,479
2,163,304	Solis IV BV, USD Term Loan B1, 3 mo. USD SOFR + 3.500%, 8.021%, 2/26/2029(b)(c)	2,168,712
2,395,088	Topgolf Callaway Brands Corp., Term Loan B, 1 mo. USD SOFR + 3.000%, 7.573%, 3/18/2030(b)(c)	2,382,106
2,783,739	VC GB Holdings I Corp., 1st Lien Term Loan, 3 mo. USD SOFR + 3.500%, 8.365%, 7/21/2028(b)(c)	2,782,570
2,668,575	Weber-Stephen Products LLC, 2022 Incremental Term Loan B, 1 mo. USD SOFR + 4.250%, 8.923%, 10/30/2027(c)	2,534,025
		29,046,096
	Diversified Manufacturing — 4.0%
4,832,000	Alliance Laundry Systems LLC, 2024 Term Loan B, 1 mo. USD SOFR + 3.500%, 8.073%, 8/19/2031(b)(c)	4,872,541
2,020,376	Arcline FM Holdings LLC, 2024 Term Loan, USD SOFR + 4.500%, 9.054%, 6/23/2028(b)(c)	2,029,468
3,230,705	Chart Industries, Inc., 2024 Term Loan B, 3 mo. USD SOFR + 2.500%, 7.092%, 3/15/2030(b)(c)	3,242,820
1,536,000	Crown Equipment Corp., Term Loan B, 1 mo. USD SOFR + 2.500%, 7.122%, 10/10/2031(b)(c)	1,545,600
2,893,000	Dynamo Newco II GmbH, USD Term Loan B, 6 mo. USD SOFR + 4.000%, 8.245%, 10/01/2031(b)(c)	2,921,930
3,559,000	Emrld Borrower LP, 2024 Fungible Incremental Term Loan B, 8/04/2031(a)	3,562,346
2,751,845	Filtration Group Corp., 2021 Incremental Term Loan, 1 mo. USD SOFR + 3.500%, 8.187%, 10/21/2028(b)(c)	2,772,484
3,000,000	Infinite Bidco LLC, 2nd Lien Term Loan, 3 mo. USD SOFR + 7.000%, 11.847%, 3/02/2029(c)	2,546,250
2,093,715	INNIO Group Holding GmbH, 2024 USD Term Loan B, 3 mo. USD SOFR + 3.250%, 7.897%, 11/02/2028(b)(c)	2,105,502
2,481,250	LSF12 Badger Bidco LLC, Term Loan B, 1 mo. USD SOFR + 6.000%, 10.573%, 8/30/2030(c)	2,394,406
2,430,119	LSF12 Crown U.S. Commercial Bidco LLC, Term Loan B, 10/10/2031(a)	2,430,119
2,000,000	Nvent Electric Public Ltd., Term Loan B, 9/12/2031(a)	2,019,380
		32,442,846
	Electric — 1.5%
2,000,000	Alpha Generation LLC, Term Loan B, 1 mo. USD SOFR + 2.750%, 7.323%, 9/30/2031(b)(c)	2,013,580
4,388,003	Kohler Energy Co. LLC, USD Term Loan B, 3 mo. USD SOFR + 4.750%, 9.354%, 5/01/2031(b)(c)	4,426,398
2,961,000	Lightning Power LLC, Term Loan B, 3 mo. USD SOFR + 3.250%, 7.735%, 8/18/2031(b)(c)	2,984,688
2,169,772	Talen Energy Supply LLC, 2023 Term Loan B, 3 mo. USD SOFR + 3.500%, 8.024%, 5/17/2030(c)	2,181,228
1,053,262	Talen Energy Supply LLC, 2023 Term Loan C, 3 mo. USD SOFR + 3.500%, 8.024%, 5/17/2030(c)	1,058,824
		12,664,718
	Environmental — 1.2%
2,576,453	Covanta Holding Corp., 2024 1st Lien Term Loan B, 1 mo. USD SOFR + 2.500%, 7.156%, 11/30/2028(b)(c)	2,588,537
141,143	Covanta Holding Corp., 2024 1st Lien Term Loan C, 1 mo. USD SOFR + 2.500%, 7.156%, 11/30/2028(b)(c)	141,805
See accompanying notes to financial statements.
| 4

Portfolio of Investments – as of November 30, 2024
Loomis Sayles Senior Floating Rate and Fixed Income Fund (continued)
Principal Amount	Description	Value (†)
	Environmental — continued
$2,819,932	Northstar Group Services, Inc., 2024 Term Loan B, 6 mo. USD SOFR + 4.750%, 10.014%, 5/08/2030(b)(c)	$2,831,381
3,487,742	The Action Environmental Group, Inc., 2023 Term Loan B, 3 mo. USD SOFR + 3.750%, 8.617%, 10/24/2030(c)	3,522,620
465,923	The Action Environmental Group, Inc., 2024 Delayed Draw Term Loan, 2.000%, 10/24/2030(d)	470,582
		9,554,925
	Financial Other — 1.6%
1,437,368	AAL Delaware Holdco, Inc., 2024 Term Loan B, 1 mo. USD SOFR + 3.500%, 8.073%, 7/30/2031(c)	1,448,149
196,000	Aragorn Parent Corp., Term Loan, 12/15/2028(a)	196,980
1,985,000	Aragorn Parent Corp., Term Loan, 1 mo. USD SOFR + 4.000%, 8.588%, 12/15/2028(b)(c)	1,994,925
2,750,000	Dragon Buyer, Inc., Term Loan B, 3 mo. USD SOFR + 3.250%, 7.897%, 9/30/2031(b)(c)	2,756,875
2,521,320	Luxembourg Investment Co. 428 SARL, Term Loan B, 6 mo. USD SOFR + 5.000%, 1/03/2029(e)	31,516
2,480,000	Mariner Wealth Advisors LLC, Term Loan B, 8/18/2028(a)	2,489,300
3,825,413	Mermaid Bidco, Inc., 2024 USD Term Loan B, 3 mo. USD SOFR + 3.250%, 7.804%, 7/03/2031(b)(c)	3,858,885
		12,776,630
	Food & Beverage — 2.1%
1,870,000	Aspire Bakeries Holdings LLC, Term Loan, 12/13/2030(a)	1,879,350
796,995	Aspire Bakeries Holdings LLC, Term Loan, 1 mo. USD SOFR + 4.250%, 8.823%, 12/13/2030(b)(c)	800,980
2,940,361	CHG PPC Parent LLC, 2021 Term Loan, 1 mo. USD SOFR + 3.000%, 7.687%, 12/08/2028(c)	2,944,036
2,143,800	Chobani LLC, 2023 Incremental Term Loan, 1 mo. USD SOFR + 3.750%, 8.323%, 10/25/2027(b)(c)	2,155,591
2,917,687	Fiesta Purchaser, Inc., 2024 Term Loan B, 1 mo. USD SOFR + 4.000%, 8.573%, 2/12/2031(b)(c)	2,934,464
2,406,250	Northeast Grocery, Inc., Term Loan B, 3 mo. USD SOFR + 7.500%, 12.024%, 12/13/2028(b)(c)	2,412,266
3,972,037	Triton Water Holdings, Inc., 2024 Incremental Term Loan B, 3 mo. USD SOFR + 4.000%, 8.604%, 3/31/2028(b)(c)	3,999,365
		17,126,052
	Gaming — 2.5%
1,688,840	Bally's Corp., 2021 Term Loan B, 3 mo. USD SOFR + 3.250%, 8.143%, 10/02/2028(b)(c)	1,612,842
3,875,525	Caesars Entertainment, Inc., 2024 Term Loan B1, 2/06/2031(a)	3,890,058
3,875,525	Caesars Entertainment, Inc., 2024 Term Loan B1, 1 mo. USD SOFR + 2.250%, 6.823%, 2/06/2031(c)	3,890,058
4,532,969	GVC Holdings (Gibraltar) Ltd., 2024 USD Term Loan B3, 6 mo. USD SOFR + 2.750%, 8.014%, 10/31/2029(b)(c)	4,552,823
3,482,500	J&J Ventures Gaming LLC, 2023 Incremental Term Loan B, 1 mo. USD SOFR + 4.250%, 8.964%, 4/26/2028(b)(c)	3,492,286
3,131,337	Ontario Gaming GTA LP, Term Loan B, 3 mo. USD SOFR + 4.250%, 8.893%, 8/01/2030(b)(c)	3,140,137
		20,578,204
	Government Owned - No Guarantee — 0.5%
3,814,985	Element Materials Technology Group U.S. Holdings, Inc., 2022 USD Term Loan, 3 mo. USD SOFR + 3.750%, 8.354%, 7/06/2029(b)(c)	3,836,463
Principal Amount	Description	Value (†)
	Healthcare — 6.7%
$4,764,870	Bausch & Lomb Corp., 2023 Incremental Term Loan, 1 mo. USD SOFR + 4.000%, 8.573%, 9/29/2028(b)(c)	$4,785,740
1,193,870	Bausch & Lomb Corp., Term Loan, 1 mo. USD SOFR + 3.250%, 7.938%, 5/10/2027(b)(c)	1,197,380
3,389,965	Catalent Pharma Solutions, Inc., 2023 Term Loan B4, 1 mo. USD SOFR + 3.000%, 7.595%, 2/22/2028(b)(c)	3,398,440
2,350,285	Charlotte Buyer, Inc., 2024 Term Loan B, 1 mo. USD SOFR + 4.750%, 9.372%, 2/11/2028(b)(c)	2,367,254
3,261,683	Dermatology Intermediate Holdings III, Inc., 2022 Term Loan B, 3 mo. USD SOFR + 4.250%, 8.835%, 3/30/2029(c)	3,111,841
967,033	Gainwell Acquisition Corp., Term Loan B, 3 mo. USD SOFR + 4.000%, 8.704%, 10/01/2027(b)(c)	924,590
1,975,075	GHX Ultimate Parent Corp., 2024 Term Loan B, 3 mo. USD SOFR + 4.000%, 8.520%, 6/30/2027(b)(c)	1,983,726
373,741	Hanger, Inc., 2024 Delayed Draw Term Loan, 10/23/2031(d)	377,247
2,902,720	Hanger, Inc., 2024 Term Loan B, 1 mo. USD SOFR + 3.500%, 8.073%, 10/23/2031(b)(c)	2,929,948
3,471,477	IVC Acquisition Ltd., 2024 USD Term Loan B, 3 mo. USD SOFR + 4.750%, 9.393%, 12/12/2028(b)(c)	3,497,513
3,092,250	LifePoint Health, Inc., 2024 Incremental Term Loan B, 3 mo. USD SOFR + 4.000%, 8.632%, 5/17/2031(c)	3,097,074
3,092,250	LifePoint Health, Inc., 2024 Incremental Term Loan B1, 5/17/2031(a)	3,097,074
3,271,883	MDVIP, Inc., 2024 Term Loan, 1 mo. USD SOFR + 3.250%, 7.861%, 10/16/2028(b)(c)	3,284,153
2,882,677	National Mentor Holdings, Inc., 2021 Term Loan, USD SOFR + 3.750%, 8.429%, 3/02/2028(b)(c)	2,849,036
78,591	National Mentor Holdings, Inc., 2021 Term Loan C, 3 mo. USD SOFR + 3.750%, 8.454%, 3/02/2028(b)(c)	77,674
1,570,736	Onex TSG Intermediate Corp., 2021 Term Loan B, 3 mo. USD SOFR + 4.750%, 9.597%, 2/28/2028(b)(c)	1,580,066
4,025,088	Parexel International Corp., 2024 Term Loan B, 1 mo. USD SOFR + 3.000%, 7.573%, 11/15/2028(b)(c)	4,051,412
3,155,000	Southern Veterinary Partners LLC, 2024 1st Lien Term Loan, 10/31/2031(a)	3,182,606
3,754,076	Southern Veterinary Partners LLC, 2024 Term Loan, 6 mo. USD SOFR + 3.750%, 7.995%, 10/05/2027(b)(c)	3,779,115
1,898,736	Star Parent, Inc., Term Loan B, 3 mo. USD SOFR + 3.750%, 8.354%, 9/27/2030(b)(c)	1,862,337
462,675	Surgery Center Holdings, Inc., 2024 Term Loan B, 1 mo. USD SOFR + 2.750%, 7.338%, 12/19/2030(b)(c)	465,937
3,345,000	TTF Holdings LLC, 2024 Term Loan, 1 mo. USD SOFR + 3.750%, 8.323%, 7/18/2031(b)(c)	3,374,269
		55,274,432
	Independent Energy — 0.4%
2,805,925	Matador Bidco SARL, 2024 Term Loan B, 1 mo. USD SOFR + 4.250%, 8.923%, 7/30/2029(c)	2,828,961
	Industrial Other — 2.9%
350,276	Archkey Solutions LLC, 2024 Delayed Draw Term Loan B, 10/10/2031(a)	352,318
3,035,724	Archkey Solutions LLC, 2024 Term Loan B, 10/10/2031(a)	3,053,423
2,838,050	Colibri Group LLC, 2022 Term Loan, 3 mo. USD SOFR + 5.000%, 9.797%, 3/12/2029(b)(c)	2,822,498
2,012,401	KUEHG Corp., 2024 Term Loan, 3 mo. USD SOFR + 3.250%, 7.839%, 6/12/2030(b)(c)	2,030,331
See accompanying notes to financial statements.
5 |

Portfolio of Investments – as of November 30, 2024
Loomis Sayles Senior Floating Rate and Fixed Income Fund (continued)
Principal Amount	Description	Value (†)
	Industrial Other — continued
$990,025	Learning Care Group U.S. No. 2, Inc., 2024 Term Loan B, 3 mo. USD SOFR + 4.000%, 8.602%, 8/11/2028(c)	$997,450
2,817,000	Lernen Bidco Ltd., 2024 Term Loan B, 3 mo. USD SOFR + 4.000%, 8.605%, 10/27/2031(b)(c)	2,848,691
2,969,714	Michael Baker International LLC, 2024 Term Loan B, 1 mo. USD SOFR + 4.750%, 9.323%, 12/01/2028(b)(c)	2,977,139
4,147,432	Service Logic Acquisition, Inc., 2024 Term Loan B, USD SOFR + 3.500%, 8.085%, 10/29/2027(b)(c)	4,183,722
4,538,265	St. George's University Scholastic Services LLC, 2022 Term Loan B, 1 mo. USD SOFR + 2.750%, 7.323%, 2/10/2029(b)(c)	4,555,283
		23,820,855
	Leisure — 0.7%
2,962,348	SeaWorld Parks & Entertainment, Inc., 2024 Term Loan B, 1 mo. USD SOFR + 2.500%, 7.073%, 8/25/2028(c)	2,959,563
2,962,347	SeaWorld Parks & Entertainment, Inc., 2024 Term Loan B3, 12/04/2031(a)	2,964,213
		5,923,776
	Lodging — 0.4%
2,480,829	Hilton Grand Vacations Borrower LLC, 2021 Term Loan B, 1 mo. USD SOFR + 2.500%, 7.073%, 8/02/2028(b)(c)	2,490,132
547,250	Hilton Grand Vacations Borrower LLC, 2024 Incremental Term Loan B, 1 mo. USD SOFR + 2.250%, 6.823%, 1/17/2031(b)(c)	548,322
		3,038,454
	Media Entertainment — 5.9%
4,048,191	Advantage Sales & Marketing, Inc., 2024 Term Loan, 3 mo. USD SOFR + 4.250%, 9.121%, 10/28/2027(b)(c)	4,046,005
1,706,000	AP Core Holdings II LLC, High-Yield Term Loan B2, 1 mo. USD SOFR + 5.500%, 10.187%, 9/01/2027(c)	1,657,311
5,535,084	Cengage Learning, Inc., 2024 1st Lien Term Loan B, USD SOFR + 3.500%, 8.054%, 3/22/2031(b)(c)	5,555,343
1,681,500	Century DE Buyer LLC, Term Loan B, 3 mo. USD SOFR + 4.000%, 8.605%, 10/30/2030(b)(c)	1,691,303
2,500,000	Clear Channel Outdoor Holdings, Inc., 2024 Term Loan, 1 mo. USD SOFR + 4.000%, 8.687%, 8/23/2028(b)(c)	2,501,575
6,064,067	Creative Artists Agency LLC, 2024 1st Lien Term Loan B, 1 mo. USD SOFR + 2.750%, 7.323%, 10/01/2031(b)(c)	6,097,783
2,611,638	Dotdash Meredith, Inc., 2024 Term Loan, 12/01/2028(a)	2,627,960
2,373,593	Gray Television, Inc., 2021 Term Loan D, 1 mo. USD SOFR + 3.000%, 7.786%, 12/01/2028(c)	2,183,706
577,221	McGraw-Hill Global Education Holdings LLC, 2024 Term Loan B, 8/01/2031(a)	584,125
4,208,343	McGraw-Hill Global Education Holdings LLC, 2024 Term Loan B, 3 mo. USD SOFR + 4.000%, 8.604%, 8/06/2031(b)(c)	4,258,675
7,400,000	MH Sub I LLC, 2021 2nd Lien Term Loan, 1 mo. USD SOFR + 6.250%, 10.823%, 2/23/2029(c)	7,233,500
2,912,700	Planet U.S. Buyer LLC, 2024 1st Lien Term Loan B, 2/07/2031(a)	2,917,069
Principal Amount	Description	Value (†)
	Media Entertainment — continued
$3,193,000	Plano HoldCo, Inc., Term Loan B, 3 mo. USD SOFR + 3.500%, 8.092%, 10/02/2031(b)(c)	$3,228,921
3,595,386	Voyage Digital (NZ) Ltd., 2024 Term Loan, 3 mo. USD SOFR + 3.250%, 7.741%, 5/11/2029(b)(c)	3,604,374
		48,187,650
	Midstream — 1.7%
3,494,876	AL GCX Holdings LLC, Term Loan B, 1 mo. USD SOFR + 2.750%, 7.380%, 5/17/2029(b)(c)	3,509,064
3,197,496	AL NGPL Holdings LLC, Term Loan B, 3 mo. USD SOFR + 2.500%, 7.090%, 4/17/2028(b)(c)	3,213,484
3,134,250	Brazos Delaware II LLC, 2024 Term Loan B, 6 mo. USD SOFR + 3.500%, 8.255%, 2/11/2030(b)(c)	3,154,403
4,329,436	Oryx Midstream Services Permian Basin LLC, 2024 Term Loan B, 1 mo. USD SOFR + 3.000%, 7.724%, 10/05/2028(b)(c)	4,361,301
		14,238,252
	Oil Field Services — 0.8%
1,977,538	BANGL LLC, Term Loan B, 3 mo. USD SOFR + 4.500%, 9.092%, 2/01/2029(b)(c)	1,997,314
1,345,000	MRC Global U.S., Inc., 2024 Term Loan B, 3 mo. USD SOFR + 3.500%, 8.071%, 10/24/2031(b)(c)	1,353,406
3,189,000	Star Holding LLC, 2024 1st Lien Term Loan B, 1 mo. USD SOFR + 4.500%, 9.073%, 7/31/2031(b)(c)	3,180,358
		6,531,078
	Other REITs — 0.8%
2,259,033	Apollo Commercial Real Estate Finance, Inc., 2021 Incremental Term Loan B1, 1 mo. USD SOFR + 3.500%, 8.187%, 3/11/2028(b)(c)	2,236,443
4,051,830	Starwood Property Trust, Inc., 2024 Term Loan B, 1 mo. USD SOFR + 2.750%, 7.323%, 11/18/2027(c)	4,061,959
		6,298,402
	Packaging — 0.6%
3,241,875	Anchor Packaging, Inc., 2024 Term Loan, 1 mo. USD SOFR + 3.750%, 8.323%, 7/18/2029(c)	3,259,251
1,995,000	Ring Container Technologies Group LLC, 2024 Term Loan B, 1 mo. USD SOFR + 2.750%, 7.323%, 8/12/2028(b)(c)	2,005,973
		5,265,224
	Paper — 1.1%
1,682,349	Domtar Corp., 2021 Term Loan B, 1 mo. USD SOFR + 5.500%, 10.187%, 11/30/2028(b)(c)	1,620,657
2,734,000	Glatfelter Corp., Term Loan B, 3 mo. USD SOFR + 4.250%, 8.764%, 11/04/2031(b)(c)	2,737,418
1,667,376	Schweitzer-Mauduit International, Inc., 2021 Term Loan B, 1 mo. USD SOFR + 3.750%, 8.437%, 4/20/2028(b)(c)	1,667,375
3,253,836	Spa Holdings 3 Oy, USD Term Loan B, 3 mo. USD SOFR + 3.750%, 8.615%, 2/04/2028(b)(c)	3,272,806
		9,298,256
	Pharmaceuticals — 0.2%
1,499,814	Bausch Health Cos., Inc., 2022 Term Loan B, 1 mo. USD SOFR + 5.250%, 9.923%, 2/01/2027(c)	1,473,778
	Property & Casualty Insurance — 6.0%
3,291,750	Acrisure LLC, 2024 Term Loan B6, 1 mo. USD SOFR + 3.250%, 7.849%, 11/06/2030(b)(c)	3,295,173
4,088,000	Alliant Holdings Intermediate LLC, 2024 Term Loan B6, 1 mo. USD SOFR + 2.750%, 7.349%, 9/19/2031(b)(c)	4,111,015
See accompanying notes to financial statements.
| 6

Portfolio of Investments – as of November 30, 2024
Loomis Sayles Senior Floating Rate and Fixed Income Fund (continued)
Principal Amount	Description	Value (†)
	Property & Casualty Insurance — continued
$5,896,140	Amynta Agency Borrower, Inc., 2024 Term Loan B, 1 mo. USD SOFR + 3.750%, 8.323%, 2/28/2028(b)(c)	$5,930,514
2,500,000	Ardonagh Midco 3 PLC, 2024 USD Term Loan B, 3 mo. USD SOFR + 3.750%, 8.277%, 2/15/2031(b)(c)	2,521,875
2,944,505	AssuredPartners, Inc., 2024 Incremental Term Loan B5, 1 mo. USD SOFR + 3.500%, 8.073%, 2/14/2031(b)(c)	2,963,085
805,505	Asurion LLC, 2020 Term Loan B8, 1 mo. USD SOFR + 3.250%, 7.937%, 12/23/2026(b)(c)	805,755
4,686,000	Asurion LLC, 2021 2nd Lien Term Loan B3, 1 mo. USD SOFR + 5.250%, 9.937%, 1/31/2028(c)	4,593,967
2,794,391	Asurion LLC, 2023 Term Loan B11, 1 mo. USD SOFR + 4.250%, 8.923%, 8/19/2028(b)(c)	2,804,367
406,360	Asurion LLC, 2024 Term Loan B12, 9/19/2030(a)	405,767
2,375,283	Baldwin Insurance Group Holdings LLC, 2024 Term Loan B, 1 mo. USD SOFR + 3.250%, 7.823%, 5/26/2031(c)	2,393,098
3,960,075	BroadStreet Partners, Inc., 2024 1st Lien Term Loan B4, 6/13/2031(a)	3,980,311
3,960,075	BroadStreet Partners, Inc., 2024 Term Loan B4, 1 mo. USD SOFR + 3.250%, 7.823%, 6/13/2031(b)(c)	3,980,311
3,095,786	Howden Group Holdings Ltd., 2024 Term Loan B, 1 mo. USD SOFR + 3.500%, 8.073%, 4/18/2030(b)(c)	3,117,704
1,995,000	HUB International Ltd., 2024 1st Lien Term Loan B, 3 mo. USD SOFR + 2.750%, 7.367%, 6/20/2030(b)(c)	2,009,025
185,000	Ryan Specialty Group LLC, 2024 USD Term Loan B, 1 mo. USD SOFR + 2.250%, 6.823%, 9/15/2031(b)(c)	185,648
3,978,860	Sedgwick Claims Management Services, Inc., 2023 Term Loan B, 3 mo. USD SOFR + 3.000%, 7.585%, 7/31/2031(b)(c)	4,005,399
1,300,887	Truist Insurance Holdings LLC, 1st Lien Term Loan, 3 mo. USD SOFR + 3.250%, 7.854%, 5/06/2031(b)(c)	1,303,827
460,526	Truist Insurance Holdings LLC, 2nd Lien Term Loan, 3 mo. USD SOFR + 4.750%, 9.354%, 5/06/2032(b)(c)	469,967
352,230	USI, Inc., 2024 Term Loan (2029), 3 mo. USD SOFR + 2.750%, 7.354%, 11/22/2029(c)	354,213
		49,231,021
	Restaurants — 0.9%
2,827,913	1011778 B.C. Unlimited Liability Co., 2024 Term Loan B6, 1 mo. USD SOFR + 1.750%, 6.323%, 9/20/2030(b)(c)	2,822,257
2,054,731	Dave & Buster's, Inc., 2024 Term Loan B, 1 mo. USD SOFR + 3.250%, 7.938%, 6/29/2029(c)	2,059,498
2,487,500	Whatabrands LLC, 2024 Term Loan B, 1 mo. USD SOFR + 2.750%, 7.323%, 8/03/2028(b)(c)	2,497,947
		7,379,702
	Retailers — 7.8%
1,827,715	ABG Intermediate Holdings 2 LLC, 2024 Term Loan B, 1 mo. USD SOFR + 2.750%, 7.323%, 12/21/2028(b)(c)	1,843,415
4,156,425	At Home Group, Inc., Term Loan B, 1 mo. USD SOFR + 4.250%, 9.036%, 7/24/2028(b)(c)	1,763,904
2,773,000	Belron Finance LLC, 2024 USD Term Loan B, 3 mo. USD SOFR + 2.750%, 7.273%, 10/16/2031(b)(c)	2,802,116
2,722,957	Canada Goose, Inc., 2021 Term Loan, 1 mo. USD SOFR + 3.500%, 8.187%, 10/07/2027(b)(c)	2,735,428
1,108,601	Container Store, Inc., 2020 Term Loan B3, 3 mo. USD SOFR + 5.000%, 9.865%, 1/31/2026(c)	776,020
2,939,086	CWGS Group LLC, 2021 Term Loan B, 1 mo. USD SOFR + 2.500%, 7.187%, 6/03/2028(b)(c)	2,876,954
Principal Amount	Description	Value (†)
	Retailers — continued
$3,244,000	Driven Holdings LLC, Term Loan B, 1 mo. USD SOFR + 3.000%, 7.687%, 12/17/2028(b)(c)	$3,248,055
5,208,430	Evergreen Acqco 1 LP, 2021 USD Term Loan, 3 mo. USD SOFR + 3.750%, 8.393%, 4/26/2028(b)(c)	5,215,878
2,841,782	Great Outdoors Group LLC, 2021 Term Loan B2, 1 mo. USD SOFR + 3.750%, 8.437%, 3/06/2028(b)(c)	2,851,841
5,399,467	Harbor Freight Tools USA, Inc., 2024 Term Loan B, USD SOFR + 2.500%, 7.092%, 6/11/2031(c)	5,314,642
628,032	International Textile Group, Inc., 2023 Last Out Term Loan, 5.500% PIK or 3 mo. USD SOFR + 6.650% Cash, 9/30/2027(c)(f)	477,304
2,750,885	International Textile Group, Inc., 2023 Term Loan, 3 mo. USD SOFR + 8.500%, 13.243%, 9/30/2027(c)	2,778,394
1,369,805	Michaels Cos., Inc., 2021 Term Loan B, 3 mo. USD SOFR + 4.250%, 9.115%, 4/17/2028(b)(c)	1,009,136
1,310,524	Olaplex, Inc., 2022 Term Loan, 1 mo. USD SOFR + 3.500%, 8.173%, 2/23/2029(b)(c)	1,238,000
2,659,635	Peer Holding III BV, 2023 USD Term Loan B4, 3 mo. USD SOFR + 3.250%, 7.854%, 10/28/2030(b)(c)	2,677,375
2,435,000	Peer Holding III BV, 2024 USD Term Loan B5, 3 mo. USD SOFR + 3.000%, 7.604%, 7/01/2031(b)(c)	2,453,263
3,657,182	Petco Health & Wellness Co., Inc., 2021 Term Loan B, 3 mo. USD SOFR + 3.250%, 8.115%, 3/03/2028(b)(c)	3,493,011
3,225,750	PetSmart, Inc., 2021 Term Loan B, 1 mo. USD SOFR + 3.750%, 8.423%, 2/11/2028(b)(c)	3,221,718
3,426,297	Restoration Hardware, Inc., 2022 Incremental Term Loan, 1 mo. USD SOFR + 3.250%, 7.923%, 10/20/2028(b)(c)	3,352,769
3,105,554	RVR Dealership Holdings LLC, Term Loan B, 3 mo. USD SOFR + 3.750%, 8.504%, 2/08/2028(b)(c)	2,892,823
498,000	S&S Holdings LLC, 2024 Term Loan, 1 mo. USD SOFR + 5.000%, 9.599%, 10/01/2031(b)(c)	497,253
2,714,237	S&S Holdings LLC, Term Loan, 1 mo. USD SOFR + 5.000%, 9.699%, 3/11/2028(b)(c)	2,709,894
2,280,432	Tory Burch LLC, Term Loan B, 1 mo. USD SOFR + 3.250%, 7.937%, 4/16/2028(c)	2,279,201
2,300,000	Varsity Brands, Inc., 2024 Term Loan B, 3 mo. USD SOFR + 3.750%, 8.271%, 8/26/2031(b)(c)	2,301,449
3,533,145	Wand NewCo 3, Inc., 2024 1st Lien Term Loan B, USD SOFR + 3.250%, 7.834%, 1/30/2031(b)(c)	3,555,686
		64,365,529
	Technology — 12.4%
4,761,466	Access CIG LLC, 2023 Term Loan, 3 mo. USD SOFR + 5.000%, 9.585%, 8/18/2028(c)	4,789,511
4,860,000	Altar Bidco, Inc., 2021 2nd Lien Term Loan, 1 yr. USD SOFR + 5.600%, 9.747%, 2/01/2030(b)(c)	4,689,900
1,625,000	Boost Newco Borrower LLC, 2024 USD Term Loan B, 3 mo. USD SOFR + 2.500%, 7.104%, 1/31/2031(b)(c)	1,638,341
2,106,495	Camelot U.S. Acquisition LLC, 2024 Term Loan B, 1 mo. USD SOFR + 2.750%, 7.323%, 1/31/2031(c)	2,093,329
4,703,942	Central Parent, Inc., 2024 Term Loan B, 3 mo. USD SOFR + 3.250%, 7.854%, 7/06/2029(b)(c)	4,706,671
1,904,547	Corel Corp., 2019 Term Loan, 3 mo. USD SOFR + 5.000%, 9.614%, 7/02/2026(b)(c)	1,663,146
1,681,308	Cornerstone OnDemand, Inc., 2021 Term Loan, 1 mo. USD SOFR + 3.750%, 8.437%, 10/16/2028(b)(c)	1,456,954
4,821,528	Cotiviti Corp., 2024 Term Loan, 1 mo. USD SOFR + 3.000%, 7.672%, 5/01/2031(c)	4,839,609
4,846,898	Cotiviti Corp., 2024 Term Loan B, 5/01/2031(c)	4,865,074
See accompanying notes to financial statements.
7 |

Portfolio of Investments – as of November 30, 2024
Loomis Sayles Senior Floating Rate and Fixed Income Fund (continued)
Principal Amount	Description	Value (†)
	Technology — continued
$2,785,714	EP Purchaser LLC, 2021 Term Loan B, 3 mo. USD SOFR + 3.500%, 8.365%, 11/06/2028(b)(c)	$2,768,304
4,324,000	First Advantage Holdings LLC, 2024 Term Loan B, 1 mo. USD SOFR + 3.250%, 7.823%, 10/31/2031(b)(c)	4,361,835
4,270,000	Fortress Intermediate 3, Inc., Term Loan B, 1 mo. USD SOFR + 3.500%, 8.073%, 6/27/2031(b)(c)	4,275,337
1,974,555	Foundever Worldwide Corp., 2021 USD Term Loan, 1 mo. USD SOFR + 3.750%, 8.437%, 8/28/2028(b)(c)	1,266,381
2,653,770	Genesys Cloud Services Holdings II LLC, 2024 USD Term Loan B, 1 mo. USD SOFR + 3.000%, 7.573%, 12/01/2027(b)(c)	2,675,743
3,279,431	Genuine Financial Holdings LLC, 2024 Incremental Term Loan, 1 mo. USD SOFR + 4.000%, 8.573%, 9/27/2030(b)(c)	3,297,599
1,815,454	Global Holdings Interco LLC, Term Loan B, 1 mo. USD SOFR + 5.500%, 10.211%, 3/16/2026(b)(c)	1,742,835
997,487	Imprivata, Inc., 2024 Term Loan, 3 mo. USD SOFR + 3.500%, 8.085%, 12/01/2027(b)(c)	1,005,806
5,354,903	Loyalty Ventures, Inc., Term Loan B, PRIME + 5.500%, 11/03/2027(g)(h)	401,618
3,794,384	McAfee LLC, 2024 USD Term Loan B, 1 mo. USD SOFR + 3.250%, 7.906%, 3/01/2029(c)	3,804,818
2,947,103	MedAssets Software Intermediate Holdings, Inc., 2021 Term Loan, 1 mo. USD SOFR + 4.000%, 8.725%, 12/18/2028(c)	1,756,474
3,610,000	Modena Buyer LLC, Term Loan, 3 mo. USD SOFR + 4.500%, 9.104%, 7/01/2031(b)(c)	3,526,970
3,900,000	Mosel Bidco SE, USD Term Loan B, 3 mo. USD SOFR + 4.500%, 9.104%, 9/16/2030(b)(c)	3,943,875
2,825,023	NCR Atleos LLC, 2024 Term Loan B, 3 mo. USD SOFR + 3.750%, 8.398%, 3/27/2029(b)(c)	2,828,554
1,484,925	Neptune Bidco U.S., Inc., 2022 USD Term Loan A, 3 mo. USD SOFR + 4.750%, 9.508%, 4/11/2029(b)(c)	1,343,396
1,591,919	Neptune Bidco U.S., Inc., 2022 USD Term Loan B, 3 mo. USD SOFR + 5.000%, 9.758%, 4/11/2029(c)	1,447,659
3,087,000	Nuvei Technologies Corp., 2024 Term Loan B1, 11/15/2031(a)	3,101,879
1,488,550	Physician Partners LLC, Term Loan, 3 mo. USD SOFR + 4.000%, 8.735%, 12/26/2028(b)(c)	597,281
2,049,000	PointClickCare Technologies, Inc., 2024 USD Term Loan B, 3 mo. USD SOFR + 3.250%, 7.821%, 11/03/2031(b)(c)	2,061,806
1,500,000	Press Ganey Holdings, Inc., 2024 1st Lien Term Loan B, 4/30/2031(a)	1,505,040
2,590,500	Project Alpha Intermediate Holding, Inc., 2024 1st Lien Term Loan B, 10/28/2030(a)	2,604,540
1,073,000	Project Alpha Intermediate Holding, Inc., 2024 2nd Lien Incremental Term Loan, 11/22/2032(a)	1,077,024
3,674,846	Quest Software U.S. Holdings, Inc., 2022 Term Loan, 3 mo. USD SOFR + 4.250%, 8.985%, 2/01/2029(b)(c)	1,876,486
2,690,742	Redstone Holdco 2 LP, 2021 Term Loan, 3 mo. USD SOFR + 4.750%, 9.597%, 4/27/2028(b)(c)	1,914,275
2,814,000	S2P Acquisition Borrower, Inc., 2024 1st Lien Term Loan, 10/08/2031(a)	2,829,252
2,988,577	Sabre GLBL, Inc., 2022 1st Lien Term Loan B, 1 mo. USD SOFR + 5.000%, 9.673%, 6/30/2028(c)	2,880,989
2,754,068	UKG, Inc., 2024 Term Loan B, 3 mo. USD SOFR + 3.000%, 7.617%, 2/10/2031(b)(c)	2,771,749
3,596,723	Virtusa Corp., 2024 Term Loan B, 1 mo. USD SOFR + 3.250%, 7.823%, 2/15/2029(c)	3,616,973
Principal Amount	Description	Value (†)
	Technology — continued
$2,468,000	Vision Solutions, Inc., 2021 Incremental Term Loan, 4/24/2028(a)	$2,443,320
1,842,897	Waystar Technologies, Inc., 2024 USD Term Loan B, 1 mo. USD SOFR + 2.750%, 7.323%, 10/22/2029(b)(c)	1,852,112
		102,322,465
	Transportation Services — 2.2%
1,922,964	AIT Worldwide Logistics Holdings, Inc., 2024 Term Loan B, 1 mo. USD SOFR + 4.750%, 9.480%, 4/05/2030(b)(c)	1,938,194
1,905,961	Brown Group Holding LLC, 2022 Incremental Term Loan B2, USD SOFR + 2.750%, 7.315%, 7/01/2031(b)(c)	1,914,690
720,071	Brown Group Holding LLC, Term Loan B, 1 mo. USD SOFR + 2.750%, 7.323%, 7/01/2031(b)(c)	722,772
2,686,000	Construction Partners, Inc., Term Loan B, 1 mo. USD SOFR + 2.500%, 7.073%, 11/03/2031(b)(c)	2,702,787
985,038	KKR Apple Bidco LLC, 2022 Incremental Term Loan, 1 mo. USD SOFR + 3.500%, 8.073%, 9/22/2028(b)(c)	990,239
1,583,927	PODS LLC, 2021 Term Loan B, 3 mo. USD SOFR + 3.000%, 7.847%, 3/31/2028(b)(c)	1,469,805
3,451,978	Rand Parent LLC, 2023 Term Loan B, 3 mo. USD SOFR + 3.750%, 8.354%, 3/17/2030(b)(c)	3,467,961
2,487,190	St. George Warehousing & Trucking Co. of California, Inc., 2022 Term Loan, 3 mo. USD SOFR + 6.000%, 10.754%, 3/24/2028(b)(c)	1,367,955
3,494,000	Worldwide Express Operations LLC, 2024 Term Loan B, 3 mo. USD SOFR + 4.000%, 8.522%, 7/26/2028(b)(c)	3,515,837
		18,090,240
	Wireless — 1.3%
2,462,500	Altice France SA, 2023 USD Term Loan B14, 3 mo. USD SOFR + 5.500%, 10.147%, 8/15/2028(b)(c)	2,012,207
3,736,515	CCI Buyer, Inc., Term Loan, 3 mo. USD SOFR + 4.000%, 8.604%, 12/17/2027(b)(c)	3,761,886
5,093,004	Crown Subsea Communications Holding, Inc., 2024 Term Loan B1, 1 mo. USD SOFR + 4.000%, 8.553%, 1/30/2031(c)	5,153,509
		10,927,602
	Wirelines — 1.0%
2,500,000	Frontier Communications Corp., 2024 Term Loan B, 3 mo. USD SOFR + 3.500%, 8.763%, 7/01/2031(b)(c)	2,520,825
3,843,115	Voyage Australia Pty. Ltd., USD Term Loan B, 3 mo. USD SOFR + 3.500%, 8.379%, 7/20/2028(b)(c)	3,860,716
2,000,000	Zayo Group Holdings, Inc., USD Term Loan, 1 mo. USD SOFR + 3.000%, 7.687%, 3/09/2027(b)(c)	1,911,260
		8,292,801
	Total Senior Loans (Identified Cost $778,924,919)	763,654,573

Bonds and Notes — 2.3%
	Airlines — 0.3%
2,105,000	Allegiant Travel Co., 7.250%, 8/15/2027(i)	2,096,479
	Cable Satellite — 0.5%
5,000,000	DISH DBS Corp., 7.750%, 7/01/2026	4,300,225
	Chemicals — 0.4%
2,985,000	Iris Holdings, Inc., 9.500% PIK or 8.750% Cash, 2/15/2026(i)(j)	2,986,520
	Electric — 0.2%
1,580,000	Alpha Generation LLC, 6.750%, 10/15/2032(i)	1,600,767
See accompanying notes to financial statements.
| 8

Portfolio of Investments – as of November 30, 2024
Loomis Sayles Senior Floating Rate and Fixed Income Fund (continued)
Principal Amount	Description	Value (†)

	Media Entertainment — 0.4%
$4,650,000	Millennium Escrow Corp., 6.625%, 8/01/2026(i)	$3,371,830
	Retailers — 0.2%
1,920,000	Evergreen Acqco 1 LP/TVI, Inc., 9.750%, 4/26/2028(i)	2,021,363
	Wirelines — 0.3%
2,500,000	Level 3 Financing, Inc., 4.250%, 7/01/2028(i)	2,212,500
	Total Bonds and Notes (Identified Cost $20,214,047)	18,589,684

Collateralized Loan Obligations — 1.8%
3,280,000	720 East CLO VI Ltd., Series 2024-3A, Class E, 3 mo. USD SOFR + 5.500%, 10.061%, 1/20/2038(c)(i)	3,280,652
2,345,000	AGL CLO 35 Ltd., Series 2024-35A, Class E, 3 mo. USD SOFR + 5.150%, 1/21/2038(c)(i)(k)	2,345,000
2,490,000	Benefit Street Partners CLO XXVIII Ltd., Series 2022-28A, Class ER, 3 mo. USD SOFR + 5.400%, 9.962%, 10/20/2037(c)(i)	2,490,914
3,275,000	OHA Credit Partners XVII Ltd., Series 2024-17A, Class E, 3 mo. USD SOFR + 5.000%, 1/18/2038(c)(i)(k)	3,275,000
3,300,000	Palmer Square CLO Ltd., Series 2022-4A, Class ER, 3 mo. USD SOFR + 5.500%, 10.061%, 10/20/2037(c)(i)	3,364,525
	Total Collateralized Loan Obligations (Identified Cost $14,690,000)	14,756,091

Shares
Exchange-Traded Funds — 1.6%
280,000	Invesco Senior Loan ETF	5,910,800
174,000	SPDR® Blackstone Senior Loan ETF	7,321,920
	Total Exchange-Traded Funds (Identified Cost $13,182,236)	13,232,720

Common Stocks— 0.0%
	Capital Markets — 0.0%
32,299	Resolute Topco, Inc.(e)	99,578
	Oil, Gas & Consumable Fuels — 0.0%
61,854	Ameriforge Group, Inc.(e)(h)	5,691
60	Frontera Energy Corp.	346
		6,037
	Textiles, Apparel & Luxury Goods — 0.0%
53,230	Elevate Textiles Holding Corp.(e)	157,028
	Total Common Stocks (Identified Cost $10,520,119)	262,643

Warrants — 0.0%
55,256	Elevate Textiles Holding Corp., Expiration on 6/21/2028(e) (Identified Cost $2,333)	55

Principal Amount	Description	Value (†)
Short-Term Investments — 9.9%
$66,570,350	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 11/29/2024 at 2.750% to be repurchased at $66,585,606 on 12/02/2024 collateralized by $67,138,700 U.S. Treasury Note, 4.875% due 4/30/2026 valued at $67,901,884 including accrued interest (Note 2 of Notes to Financial Statements)	$66,570,350
15,000,000	U.S. Treasury Bills, 4.502%, 12/10/2024(l)	14,984,917
	Total Short-Term Investments (Identified Cost $81,553,466)	81,555,267
	Total Investments — 108.5% (Identified Cost $919,087,120)	892,051,033
	Other assets less liabilities — (8.5)%	(69,535,625)
	Net Assets — 100.0%	$822,515,408

(†)	See Note 2 of Notes to Financial Statements.

(a)	Position is unsettled. Contract rate was not determined at November 30, 2024 and does not take effect until settlement date. Maturity date is not finalized until settlement date.
(b)
Stated interest rate has been determined in accordance with the provisions of the loan agreement and is subject to a minimum benchmark floor rate which may range from 0.00% to 1.00%, to which the spread is added.

(c)
Variable rate security. Rate as of November 30, 2024 is disclosed.
Issuers comprised of various lots with differing coupon rates have been aggregated for the purpose of presentation in the Portfolio of
Investments and show a weighted average rate. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. These securities may not indicate a reference rate and/or spread in their description.

(d)
Unfunded loan commitment. An unfunded loan commitment is a
contractual obligation for future funding at the option of the borrower. The Fund receives a stated coupon rate until the
borrower draws on the loan commitment, at which time the rate will become the stated rate in the loan agreement. See Note 2 of
Notes to Financial Statements.

(e)	Non-income producing security.
(f)
Payment–in–kind security for which the issuer, at each interest payment date, may make interest payments in cash and/or
additional principal. For the period ended November 30, 2024, interest payments were made in principal.

(g)	The issuer is in default with respect to interest and/or principal payments. Income is not being accrued.
(h)	Level 3 security. Value has been determined using significant unobservable inputs. See Note 3 of Notes to Financial Statements.
(i)
All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2024, the value of
Rule 144A holdings amounted to $29,045,550 or 3.5% of net assets.

(j)
Payment-in-kind security for which the issuer, at each interest payment date, may make interest payments in cash and/or
additional principal. For the period ended November 30, 2024, interest payments were made in cash.

(k)	New issue unsettled as of November 30, 2024. Coupon rate does not take effect until settlement date.
(l)	Interest rate represents discount rate at time of purchase; not a coupon rate.

See accompanying notes to financial statements.
9 |

Portfolio of Investments – as of November 30, 2024
Loomis Sayles Senior Floating Rate and Fixed Income Fund (continued)
ETF	Exchange-Traded Fund
PIK	Payment-in-Kind
REITs	Real Estate Investment Trusts
SOFR	Secured Overnight Financing Rate
SPDR®	Standard & Poor's Depositary Receipt
Industry Summary at November 30, 2024
Technology	12.4%
Retailers	8.0
Healthcare	6.7
Media Entertainment	6.3
Consumer Cyclical Services	6.1
Property & Casualty Insurance	6.0
Building Materials	4.3
Brokerage	4.2
Diversified Manufacturing	4.0
Consumer Products	3.5
Industrial Other	2.9
Chemicals	2.8
Gaming	2.5
Transportation Services	2.2
Food & Beverage	2.1
Other Investments, less than 2% each	21.2
Collateralized Loan Obligations	1.8
Short-Term Investments	9.9
Exchange-Traded Funds	1.6
Total Investments	108.5
Other assets less liabilities	(8.5)
Net Assets	100.0%
See accompanying notes to financial statements.
| 10

Portfolio of Investments – as of November 30, 2024
Vaughan Nelson Select Fund

Shares	Description	Value (†)
Common Stocks — 98.7% of Net Assets
	Banks — 3.8%
119,510	JPMorgan Chase & Co.	$29,844,037
	Beverages — 1.1%
6,452	Coca-Cola Consolidated, Inc.	8,415,279
	Broadline Retail — 6.2%
235,125	Amazon.com, Inc.(a)	48,880,136
	Capital Markets — 4.4%
216,505	Intercontinental Exchange, Inc.	34,848,645
	Chemicals — 5.4%
421,965	Corteva, Inc.	26,263,102
40,920	Sherwin-Williams Co.	16,261,608
		42,524,710
	Construction & Engineering — 3.4%
54,340	Comfort Systems USA, Inc.	26,804,292
	Electrical Equipment — 3.2%
66,685	Eaton Corp. PLC	25,034,883
	Entertainment — 4.6%
308,950	Walt Disney Co.	36,292,356
	Financial Services — 1.0%
16,885	Berkshire Hathaway, Inc., Class B(a)	8,155,793
	Ground Transportation — 4.3%
59,755	Saia, Inc.(a)	34,005,375
	Health Care Equipment & Supplies — 1.8%
64,520	Becton Dickinson & Co.	14,316,988
	Hotels, Restaurants & Leisure — 3.3%
144,410	DoorDash, Inc., Class A(a)	26,063,117
	Household Durables — 2.1%
43,735	TopBuild Corp.(a)	17,084,640
	Interactive Media & Services — 7.8%
209,575	Alphabet, Inc., Class A	35,407,696
45,680	Meta Platforms, Inc., Class A	26,234,938
		61,642,634
	Life Sciences Tools & Services — 2.7%
88,765	Danaher Corp.	21,276,083
	Mortgage Real Estate Investment Trusts (REITs) — 1.3%
1,106,550	AGNC Investment Corp.	10,689,273
	Oil, Gas & Consumable Fuels — 3.8%
324,275	Antero Resources Corp.(a)	10,600,550
59,570	Expand Energy Corp.	5,895,047
57	Frontera Energy Corp.	329
3,363,815	Kosmos Energy Ltd.(a)	13,253,431
		29,749,357
	Pharmaceuticals — 3.9%
174,935	Zoetis, Inc.	30,657,359
	Semiconductors & Semiconductor Equipment — 17.5%
50,010	Monolithic Power Systems, Inc.	28,387,677
413,520	NVIDIA Corp.	57,169,140
231,225	ON Semiconductor Corp.(a)	16,444,722
194,855	Taiwan Semiconductor Manufacturing Co. Ltd., ADR	35,981,924
		137,983,463
	Software — 13.8%
39,405	Intuit, Inc.	25,287,371
Shares	Description	Value (†)
	Software — continued
124,275	Microsoft Corp.	$52,625,491
29,228	ServiceNow, Inc.(a)	30,673,032
		108,585,894
	Specialty Retail — 3.3%
20,828	O'Reilly Automotive, Inc.(a)	25,893,786
	Total Common Stocks (Identified Cost $580,156,511)	778,748,100

Principal Amount
Short-Term Investments — 0.3%
$2,336,955	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 11/29/2024 at 2.750% to be repurchased at $2,337,490 on 12/02/2024 collateralized by $2,357,000 U.S. Treasury Note, 4.875% due 4/30/2026 valued at $2,383,887 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $2,336,955)	2,336,955
	Total Investments — 99.0% (Identified Cost $582,493,466)	781,085,055
	Other assets less liabilities — 1.0%	7,539,674
	Net Assets — 100.0%	$788,624,729

(†)	See Note 2 of Notes to Financial Statements.

(a)	Non-income producing security.

ADR
An American Depositary Receipt is a certificate issued by a
custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the
United States.

REITs	Real Estate Investment Trusts
See accompanying notes to financial statements.
11 |

Portfolio of Investments – as of November 30, 2024
Vaughan Nelson Select Fund (continued)
Industry Summary at November 30, 2024
Semiconductors & Semiconductor Equipment	17.5%
Software	13.8
Interactive Media & Services	7.8
Broadline Retail	6.2
Chemicals	5.4
Entertainment	4.6
Capital Markets	4.4
Ground Transportation	4.3
Pharmaceuticals	3.9
Banks	3.8
Oil, Gas & Consumable Fuels	3.8
Construction & Engineering	3.4
Hotels, Restaurants & Leisure	3.3
Specialty Retail	3.3
Electrical Equipment	3.2
Life Sciences Tools & Services	2.7
Household Durables	2.1
Other Investments, less than 2% each	5.2
Short-Term Investments	0.3
Total Investments	99.0
Other assets less liabilities	1.0
Net Assets	100.0%
See accompanying notes to financial statements.
| 12

Statements of Assets and Liabilities
November 30, 2024

	Loomis Sayles Global Growth Fund	Loomis Sayles Senior Floating Rate and Fixed Income Fund	Vaughan Nelson Select Fund
ASSETS
Investments at cost	$69,616,936	$919,087,120	$582,493,466
Net unrealized appreciation (depreciation)	38,501,103	(27,036,087)	198,591,589
Investments at value	108,118,039	892,051,033	781,085,055
Cash	—	6,412,457	42
Receivable for Fund shares sold	6,981	2,857,215	841,782
Receivable for securities sold	—	12,633,589	11,281,673
Dividends and interest receivable	39,592	5,200,615	359,831
Tax reclaims receivable	260,557	—	—
Prepaid expenses	55	150	55
TOTAL ASSETS	108,425,224	919,155,059	793,568,438
LIABILITIES
Payable for securities purchased	—	92,131,181	3,711,985
Unfunded loan commitments (Note 2)	—	1,265,909	—
Payable for Fund shares redeemed	28,260	1,136,294	489,239
Distributions payable	—	1,026,344	—
Management fees payable (Note 5)	46,477	370,134	450,870
Deferred Trustees’ fees (Note 5)	56,449	437,823	140,859
Administrative fees payable (Note 5)	3,748	28,798	27,892
Payable to distributor (Note 5d)	698	25,934	6,699
Audit and tax services fees payable	47,575	97,149	47,279
Other accounts payable and accrued expenses	33,576	120,085	68,886
TOTAL LIABILITIES	216,783	96,639,651	4,943,709
COMMITMENTS AND CONTINGENCIES(a)	—	—	—
NET ASSETS	$108,208,441	$822,515,408	$788,624,729
NET ASSETS CONSIST OF:
Paid-in capital	$74,655,326	$1,491,188,969	$602,661,389
Accumulated earnings (loss)	33,553,115	(668,673,561)	185,963,340
NET ASSETS	$108,208,441	$822,515,408	$788,624,729
COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE:
Class A shares:
Net assets	$8,948,531	$154,066,481	$28,916,869
Shares of beneficial interest	429,347	18,661,625	1,286,545
Net asset value and redemption price per share	$20.84	$8.26	$22.48
Offering price per share (100/[100-maximum sales charge] of net asset value) (Note 1)	$22.11	$8.56	$23.85
Class C shares: (redemption price per share is equal to net asset value less any applicable contingent deferred sales charge) (Note 1)
Net assets	$998,661	$28,922,151	$8,860,857
Shares of beneficial interest	51,269	3,515,171	446,111
Net asset value and offering price per share	$19.48	$8.23	$19.86
Class N shares:
Net assets	$15,689,521	$2,491,252	$52,274,879
Shares of beneficial interest	737,500	301,919	2,295,160
Net asset value, offering and redemption price per share	$21.27	$8.25	$22.78
Class Y shares:
Net assets	$82,571,728	$637,035,524	$698,572,124
Shares of beneficial interest	3,891,490	77,063,191	30,684,988
Net asset value, offering and redemption price per share	$21.22	$8.27	$22.77

(a)	As disclosed in the Notes to Financial Statements, if applicable.
See accompanying notes to financial statements.
13 |

Statements of Operations
For the Year Ended November 30, 2024

	Loomis Sayles Global Growth Fund	Loomis Sayles Senior Floating Rate and Fixed Income Fund	Vaughan Nelson Select Fund
INVESTMENT INCOME
Dividends	$858,230	$1,171,625	$4,351,808
Interest	39,810	79,716,225	575,644
Less net foreign taxes withheld	(74,494)	—	—
	823,546	80,887,850	4,927,452
Expenses
Management fees (Note 5)	754,422	4,934,285	5,262,908
Service and distribution fees (Note 5)	25,449	741,481	185,752
Administrative fees (Note 5)	44,841	366,944	334,905
Trustees' fees and expenses (Note 5)	32,908	146,741	74,371
Transfer agent fees and expenses (Notes 5, 6 and 7)	69,158	653,147	604,759
Audit and tax services fees	47,577	97,065	47,473
Custodian fees and expenses	21,208	106,771	25,112
Legal fees	3,536	23,394	26,358
Registration fees	68,550	87,237	104,315
Shareholder reporting expenses	29,166	91,577	74,656
Miscellaneous expenses	52,753	75,799	52,682
Total expenses	1,149,568	7,324,441	6,793,291
Expense recovery (Note 5)	—	—	367
Less waiver and/or expense reimbursement (Note 5)	(171,191)	(462,664)	(206,736)
Less expense offset (Note 7)	(873)	(20,611)	(14,592)
Net expenses	977,504	6,841,166	6,572,330
Net investment income (loss)	(153,958)	74,046,684	(1,644,878)
Net realized and unrealized gain (loss) on Investments and Foreign currency transactions
Net realized gain (loss) on:
Investments	2,181,303	(13,318,213)	20,816,281
Foreign currency transactions (Note 2c)	291	—	—
Net change in unrealized appreciation (depreciation) on:
Investments	23,985,757	16,362,077	107,155,087
Foreign currency translations (Note 2c)	(2,411)	—	—
Net realized and unrealized gain on Investments and Foreign currency transactions	26,164,940	3,043,864	127,971,368
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$26,010,982	$77,090,548	$126,326,490
See accompanying notes to financial statements.
| 14

Statements of Changes in Net Assets

	Loomis Sayles Global Growth Fund		Loomis Sayles Senior Floating Rate and Fixed Income Fund
	Year Ended November 30,2024	Year Ended November 30,2023	Year Ended November 30,2024	Year Ended November 30,2023
FROM OPERATIONS:
Net investment income (loss)	$(153,958)	$(172,579)	$74,046,684	$85,787,449
Net realized gain (loss) on investments and foreign currency transactions	2,181,594	(2,518,233)	(13,318,213)	(54,283,821)
Net change in unrealized appreciation on investments and foreign currency translations	23,983,346	23,372,106	16,362,077	62,698,256
Net increase in net assets resulting from operations	26,010,982	20,681,294	77,090,548	94,201,884
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Class A	—	(191,028)	(13,341,599)	(15,124,779)
Class C	—	(62,385)	(2,756,857)	(4,129,069)
Class N	—	(670,570)	(207,927)	(223,084)
Class Y	—	(5,460,663)	(55,315,807)	(66,580,668)
Total distributions	—	(6,384,646)	(71,622,190)	(86,057,600)
NET DECREASE IN NET ASSETS FROM CAPITAL SHARES TRANSACTIONS (Note 11)	(13,299,019)	(13,419,969)	(114,484,731)	(101,033,987)
Net increase (decrease) in net assets	12,711,963	876,679	(109,016,373)	(92,889,703)
NET ASSETS
Beginning of the year	95,496,478	94,619,799	931,531,781	1,024,421,484
End of the year	$108,208,441	$95,496,478	$822,515,408	$931,531,781
See accompanying notes to financial statements.
15 |

Statements of Changes in Net Assets (continued)

	Vaughan Nelson Select Fund
	Year Ended November 30,2024	Year Ended November 30,2023
FROM OPERATIONS:
Net investment income (loss)	$(1,644,878)	$892,099
Net realized gain (loss) on investments	20,816,281	(25,189,095)
Net change in unrealized appreciation on investments	107,155,087	73,745,497
Net increase in net assets resulting from operations	126,326,490	49,448,501
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Class A	—	(221,013)
Class C	—	(60,686)
Class N	(558)	(3,296)
Class Y	(843,836)	(4,002,563)
Total distributions	(844,394)	(4,287,558)
NET INCREASE IN NET ASSETS FROM CAPITAL SHARES TRANSACTIONS (Note 11)	36,195,060	159,985,037
Net increase in net assets	161,677,156	205,145,980
NET ASSETS
Beginning of the year	626,947,573	421,801,593
End of the year	$788,624,729	$626,947,573
See accompanying notes to financial statements.
| 16

Financial Highlights
For a share outstanding throughout each period.

	Loomis Sayles Global Growth Fund—Class A
	Year Ended November 30, 2024	Year Ended November 30, 2023	Year Ended November 30, 2022	Year Ended November 30, 2021	Year Ended November 30, 2020
Net asset value, beginning of the period	$16.11	$14.00	$19.07	$18.78	$14.78
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss(a)	(0.08)	(0.07)	(0.04)	(0.09)	(0.05)
Net realized and unrealized gain (loss)	4.81	3.13	(3.68)	1.52	4.88
Total from Investment Operations	4.73	3.06	(3.72)	1.43	4.83
LESS DISTRIBUTIONS FROM:
Net realized capital gains	—	(0.95)	(1.35)	(1.14)	(0.83)
Net asset value, end of the period	$20.84	$16.11	$14.00	$19.07	$18.78
Total return(b)(c)	29.36%	23.92%	(21.08)%	7.95%	34.37%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$8,949	$4,021	$3,225	$6,173	$4,913
Net expenses(d)	1.20%	1.21%(e)	1.20%	1.20%(f)	1.25%
Gross expenses	1.38%	1.38%(e)	1.35%	1.29%	1.44%
Net investment loss	(0.45)%	(0.45)%	(0.25)%	(0.43)%	(0.33)%
Portfolio turnover rate	6%	24%	43%	18%	44%

(a)	Per share net investment loss has been calculated using the average shares outstanding during the period.
(b)	A sales charge for Class A shares is not reflected in total return calculations.
(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)	Includes interest expense. Without this expense the ratio of net expenses would have been 1.20% and the ratio of gross expenses would have been 1.37%.
(f)	Effective December 15, 2020, the expense limit decreased from 1.25% to 1.20%
See accompanying notes to financial statements.
17 |

Financial Highlights (continued)
For a share outstanding throughout each period.

	Loomis Sayles Global Growth Fund—Class C
	Year Ended November 30, 2024	Year Ended November 30, 2023	Year Ended November 30, 2022	Year Ended November 30, 2021	Year Ended November 30, 2020
Net asset value, beginning of the period	$15.17	$13.33	$18.36	$18.24	$14.49
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss(a)	(0.19)	(0.15)	(0.15)	(0.22)	(0.16)
Net realized and unrealized gain (loss)	4.50	2.94	(3.53)	1.48	4.74
Total from Investment Operations	4.31	2.79	(3.68)	1.26	4.58
LESS DISTRIBUTIONS FROM:
Net realized capital gains	—	(0.95)	(1.35)	(1.14)	(0.83)
Net asset value, end of the period	$19.48	$15.17	$13.33	$18.36	$18.24
Total return(b)(c)	28.41%	23.03%	(21.71)%	7.15%	33.44%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$999	$842	$833	$1,297	$1,274
Net expenses(d)	1.95%	1.96%(e)	1.95%	1.95%(f)	2.00%
Gross expenses	2.13%	2.14%(e)	2.10%	2.04%	2.19%
Net investment loss	(1.13)%	(1.11)%	(1.03)%	(1.17)%	(1.05)%
Portfolio turnover rate	6%	24%	43%	18%	44%

(a)	Per share net investment loss has been calculated using the average shares outstanding during the period.
(b)	A contingent deferred sales charge for Class C shares is not reflected in total return calculations.
(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)	Includes interest expense. Without this expense the ratio of net expenses would have been 1.95% and the ratio of gross expenses would have been 2.13%.
(f)	Effective December 15, 2020, the expense limit decreased from 2.00% to 1.95%.
See accompanying notes to financial statements.
| 18

Financial Highlights (continued)
For a share outstanding throughout each period.

	Loomis Sayles Global Growth Fund—Class N
	Year Ended November 30, 2024	Year Ended November 30, 2023	Year Ended November 30, 2022	Year Ended November 30, 2021	Year Ended November 30, 2020
Net asset value, beginning of the period	$16.40	$14.21	$19.29	$18.93	$14.85
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss(a)	(0.02)	(0.02)	(0.00)(b)	(0.03)	(0.01)
Net realized and unrealized gain (loss)	4.89	3.19	(3.73)	1.53	4.92
Total from Investment Operations	4.87	3.17	(3.73)	1.50	4.91
LESS DISTRIBUTIONS FROM:
Net investment income	—	(0.03)	—	—	—
Net realized capital gains	—	(0.95)	(1.35)	(1.14)	(0.83)
Total Distributions	—	(0.98)	(1.35)	(1.14)	(0.83)
Net asset value, end of the period	$21.27	$16.40	$14.21	$19.29	$18.93
Total return(c)	29.70%	24.40%	(20.87)%	8.21%	34.84%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$15,690	$12,096	$9,725	$12,293	$11,357
Net expenses(d)	0.90%	0.91%(e)	0.90%	0.90%(f)	0.95%
Gross expenses	1.06%	1.06%(e)	1.02%	0.98%	1.13%
Net investment loss	(0.10)%	(0.13)%	(0.01)%	(0.14)%	(0.09)%
Portfolio turnover rate	6%	24%	43%	18%	44%

(a)	Per share net investment loss has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share.
(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)	Includes interest expense. Without this expense the ratio of net expenses would have been 0.90% and the ratio of gross expenses would have been 1.05%.
(f)	Effective December 15, 2020, the expense limit decreased from 0.95% to 0.90%.
See accompanying notes to financial statements.
19 |

Financial Highlights (continued)
For a share outstanding throughout each period.

	Loomis Sayles Global Growth Fund—Class Y
	Year Ended November 30, 2024	Year Ended November 30, 2023	Year Ended November 30, 2022	Year Ended November 30, 2021	Year Ended November 30, 2020
Net asset value, beginning of the period	$16.37	$14.18	$19.27	$18.91	$14.85
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss(a)	(0.02)	(0.02)	(0.01)	(0.04)	(0.01)
Net realized and unrealized gain (loss)	4.87	3.18	(3.73)	1.54	4.90
Total from Investment Operations	4.85	3.16	(3.74)	1.50	4.89
LESS DISTRIBUTIONS FROM:
Net investment income	—	(0.02)	—	—	—
Net realized capital gains	—	(0.95)	(1.35)	(1.14)	(0.83)
Total Distributions	—	(0.97)	(1.35)	(1.14)	(0.83)
Net asset value, end of the period	$21.22	$16.37	$14.18	$19.27	$18.91
Total return(b)	29.63%	24.37%	(20.95)%	8.22%	34.70%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$82,572	$78,539	$80,836	$106,028	$86,950
Net expenses(c)	0.95%	0.96%(d)	0.95%	0.95%(e)	1.00%
Gross expenses	1.13%	1.14%(d)	1.10%	1.04%	1.19%
Net investment loss	(0.13)%	(0.16)%	(0.08)%	(0.19)%	(0.05)%
Portfolio turnover rate	6%	24%	43%	18%	44%

(a)	Per share net investment loss has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(d)	Includes interest expense. Without this expense the ratio of net expenses would have been 0.95% and the ratio of gross expenses would have been 1.13%.
(e)	Effective December 15, 2020, the expense limit decreased from 1.00% to 0.95%.
See accompanying notes to financial statements.
| 20

Financial Highlights (continued)
For a share outstanding throughout each period.

	Loomis Sayles Senior Floating Rate and Fixed Income Fund—Class A
	Year Ended November 30, 2024	Year Ended November 30, 2023	Year Ended November 30, 2022	Year Ended November 30, 2021	Year Ended November 30, 2020
Net asset value, beginning of the period	$8.21	$8.13	$8.96	$8.81	$9.16
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.73	0.73	0.43	0.32	0.43
Net realized and unrealized gain (loss)	0.02	0.08	(0.81)	0.16	(0.34)
Total from Investment Operations	0.75	0.81	(0.38)	0.48	0.09
LESS DISTRIBUTIONS FROM:
Net investment income	(0.70)	(0.73)	(0.45)	(0.33)	(0.44)
Net asset value, end of the period	$8.26	$8.21	$8.13	$8.96	$8.81
Total return(b)(c)	9.56%	10.37%	(4.28)%	5.47%	1.19%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$154,066	$156,290	$188,201	$219,989	$208,251
Net expenses(d)	0.99%(e)	1.03%(f)	1.05%	1.05%	1.07%(g)
Gross expenses	1.05%	1.17%	1.24%	1.24%	1.20%(g)
Net investment income	8.85%	8.88%	5.04%	3.56%	4.96%
Portfolio turnover rate	107%	67%	65%	79%	65%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	A sales charge for Class A shares is not reflected in total return calculations.
(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)	Effective July 1, 2024, the expense limit decreased from 1.00% to 0.98%. See Note 5 of Notes to Financial Statements.
(f)	Effective July 1, 2023, the expense limit decreased from 1.05% to 1.00%.
(g)	Includes interest expense. Without this expense the ratio of net expenses would have been 1.05% and the ratio of gross expenses would have been 1.18%.
See accompanying notes to financial statements.
21 |

Financial Highlights (continued)
For a share outstanding throughout each period.

	Loomis Sayles Senior Floating Rate and Fixed Income Fund—Class C
	Year Ended November 30, 2024	Year Ended November 30, 2023	Year Ended November 30, 2022	Year Ended November 30, 2021	Year Ended November 30, 2020
Net asset value, beginning of the period	$8.18	$8.10	$8.93	$8.78	$9.12
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.67	0.66	0.36	0.25	0.37
Net realized and unrealized gain (loss)	0.02	0.09	(0.80)	0.16	(0.34)
Total from Investment Operations	0.69	0.75	(0.44)	0.41	0.03
LESS DISTRIBUTIONS FROM:
Net investment income	(0.64)	(0.67)	(0.39)	(0.26)	(0.37)
Net asset value, end of the period	$8.23	$8.18	$8.10	$8.93	$8.78
Total return(b)(c)	8.75%	9.56%	(5.04)%	4.69%	0.53%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$28,922	$41,284	$62,570	$89,618	$125,909
Net expenses(d)	1.74%(e)	1.78%(f)	1.80%	1.80%	1.82%(g)
Gross expenses	1.80%	1.92%	1.99%	1.99%	1.95%(g)
Net investment income	8.14%	8.13%	4.22%	2.80%	4.27%
Portfolio turnover rate	107%	67%	65%	79%	65%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	A contingent deferred sales charge for Class C shares is not reflected in total return calculations.
(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)	Effective July 1, 2024, the expense limit decreased from 1.75% to 1.73%. See Note 5 of Notes to Financial Statements.
(f)	Effective July 1, 2023, the expense limit decreased from 1.80% to 1.75%.
(g)	Includes interest expense. Without this expense the ratio of net expenses would have been 1.80% and the ratio of gross expenses would have been 1.93%.
See accompanying notes to financial statements.
| 22

Financial Highlights (continued)
For a share outstanding throughout each period.

	Loomis Sayles Senior Floating Rate and Fixed Income Fund—Class N
	Year Ended November 30, 2024	Year Ended November 30, 2023	Year Ended November 30, 2022	Year Ended November 30, 2021	Year Ended November 30, 2020
Net asset value, beginning of the period	$8.21	$8.13	$8.96	$8.81	$9.17
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.75	0.75	0.46	0.34	0.46
Net realized and unrealized gain (loss)	0.02	0.08	(0.81)	0.16	(0.36)
Total from Investment Operations	0.77	0.83	(0.35)	0.50	0.10
LESS DISTRIBUTIONS FROM:
Net investment income	(0.73)	(0.75)	(0.48)	(0.35)	(0.46)
Net asset value, end of the period	$8.25	$8.21	$8.13	$8.96	$8.81
Total return(b)	9.75%	10.71%	(4.00)%	5.79%	1.37%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$2,491	$2,573	$2,278	$2,528	$151
Net expenses(c)	0.69%(d)	0.73%(e)	0.75%	0.75%	0.77%(f)
Gross expenses	0.77%	0.88%	0.96%	1.03%	1.24%(f)
Net investment income	9.13%	9.20%	5.36%	3.83%	5.31%
Portfolio turnover rate	107%	67%	65%	79%	65%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(d)	Effective July 1, 2024, the expense limit decreased from 0.70% to 0.68%. See Note 5 of Notes to Financial Statements.
(e)	Effective July 1, 2023, the expense limit decreased from 0.75% to 0.70%.
(f)	Includes interest expense. Without this expense the ratio of net expenses would have been 0.75% and the ratio of gross expenses would have been 1.22%.
See accompanying notes to financial statements.
23 |

Financial Highlights (continued)
For a share outstanding throughout each period.

	Loomis Sayles Senior Floating Rate and Fixed Income Fund—Class Y
	Year Ended November 30, 2024	Year Ended November 30, 2023	Year Ended November 30, 2022	Year Ended November 30, 2021	Year Ended November 30, 2020
Net asset value, beginning of the period	$8.22	$8.14	$8.97	$8.82	$9.17
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.75	0.75	0.44	0.34	0.46
Net realized and unrealized gain (loss)	0.03	0.08	(0.79)	0.16	(0.35)
Total from Investment Operations	0.78	0.83	(0.35)	0.50	0.11
LESS DISTRIBUTIONS FROM:
Net investment income	(0.73)	(0.75)	(0.48)	(0.35)	(0.46)
Net asset value, end of the period	$8.27	$8.22	$8.14	$8.97	$8.82
Total return(b)	9.83%	10.65%	(4.04)%	5.73%	1.45%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$637,036	$731,385	$771,373	$1,227,587	$875,829
Net expenses(c)	0.74%(d)	0.78%(e)	0.80%	0.80%	0.82%(f)
Gross expenses	0.80%	0.92%	0.99%	0.99%	0.95%(f)
Net investment income	9.09%	9.12%	5.11%	3.80%	5.28%
Portfolio turnover rate	107%	67%	65%	79%	65%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(d)	Effective July 1, 2024, the expense limit decreased from 0.75% to 0.73%. See Note 5 of Notes to Financial Statements.
(e)	Effective July 1, 2023, the expense limit decreased from 0.80% to 0.75%.
(f)	Includes interest expense. Without this expense the ratio of net expenses would have been 0.80% and the ratio of gross expenses would have been 0.93%.
See accompanying notes to financial statements.
| 24

Financial Highlights (continued)
For a share outstanding throughout each period.

	Vaughan Nelson Select Fund—Class A
	Year Ended November 30, 2024	Year Ended November 30, 2023	Year Ended November 30, 2022	Year Ended November 30, 2021	Year Ended November 30, 2020
Net asset value, beginning of the period	$18.87	$17.24	$26.43	$20.00	$18.63
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	(0.09)	(0.01)	(0.00)(b)	0.07 (c)	0.06
Net realized and unrealized gain (loss)	3.70	1.80	(1.94)	7.70	2.75
Total from Investment Operations	3.61	1.79	(1.94)	7.77	2.81
LESS DISTRIBUTIONS FROM:
Net investment income	—	—	—	(0.08)	(0.13)
Net realized capital gains	—	(0.16)	(7.25)	(1.26)	(1.31)
Total Distributions	—	(0.16)	(7.25)	(1.34)	(1.44)
Net asset value, end of the period	$22.48	$18.87	$17.24	$26.43	$20.00
Total return(d)(e)	19.13%	10.54%	(10.50)%	41.46%(c)	16.21%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$28,917	$29,980	$23,653	$20,382	$13,722
Net expenses(f)	1.10%	1.10%	1.09%(g)	1.10%(h)(i)	1.13%
Gross expenses	1.13%	1.15%	1.12%	1.14%	1.18%
Net investment income (loss)	(0.45)%	(0.06)%	(0.02)%	0.30%(c)	0.37%
Portfolio turnover rate	84%	69%	74%	93%	88%

(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share.
(c)
Includes a non-recurring dividend. Without this dividend, net investment loss per share would have been $(0.06), total return would have been 40.82% and the ratio of net investment loss to average net assets would have been (0.25)%.

(d)	A sales charge for Class A shares is not reflected in total return calculations.
(e)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(f)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(g)	Includes additional voluntary waiver of advisory fee of 0.01%.
(h)	Effective July 1, 2021, the expense limit decreased from 1.15% to 1.10%.
(i)	Includes additional voluntary waiver of advisory fee of 0.03%.
See accompanying notes to financial statements.
25 |

Financial Highlights (continued)
For a share outstanding throughout each period.

	Vaughan Nelson Select Fund—Class C
	Year Ended November 30, 2024	Year Ended November 30, 2023	Year Ended November 30, 2022	Year Ended November 30, 2021	Year Ended November 30, 2020
Net asset value, beginning of the period	$16.80	$15.49	$24.61	$18.76	$17.56
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss(a)	(0.22)	(0.13)	(0.12)	(0.08)(b)	(0.07)
Net realized and unrealized gain (loss)	3.28	1.60	(1.75)	7.19	2.58
Total from Investment Operations	3.06	1.47	(1.87)	7.11	2.51
LESS DISTRIBUTIONS FROM:
Net realized capital gains	—	(0.16)	(7.25)	(1.26)	(1.31)
Net asset value, end of the period	$19.86	$16.80	$15.49	$24.61	$18.76
Total return(c)(d)	18.21%	9.65%	(11.16)%	40.44%(b)	15.31%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$8,861	$11,102	$5,784	$5,357	$5,246
Net expenses(e)	1.85%	1.85%	1.84%(f)	1.86%(g)(h)	1.88%
Gross expenses	1.88%	1.90%	1.88%	1.89%	1.93%
Net investment loss	(1.19)%	(0.81)%	(0.76)%	(0.39)%(b)	(0.40)%
Portfolio turnover rate	84%	69%	74%	93%	88%

(a)	Per share net investment loss has been calculated using the average shares outstanding during the period.
(b)
Includes a non-recurring dividend. Without this dividend, net investment loss per share would have been $(0.21), total return would have been 39.76% and the ratio of net investment loss to average net assets would have been (1.00)%.

(c)	A contingent deferred sales charge for Class C shares is not reflected in total return calculations.
(d)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Includes additional voluntary waiver of advisory fee of 0.01%.
(g)	Effective July 1, 2021, the expense limit decreased from 1.90% to 1.85%.
(h)	Includes additional voluntary waiver of advisory fee of 0.03%.
See accompanying notes to financial statements.
| 26

Financial Highlights (continued)
For a share outstanding throughout each period.

	Vaughan Nelson Select Fund—Class N
	Year Ended November 30, 2024	Year Ended November 30, 2023	Year Ended November 30, 2022	Year Ended November 30, 2021	Year Ended November 30, 2020
Net asset value, beginning of the period	$19.10	$17.43	$26.63	$20.14	$18.76
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	(0.03)	0.05	0.08	0.13 (b)	0.11
Net realized and unrealized gain (loss)	3.75	1.82	(2.00)	7.76	2.77
Total from Investment Operations	3.72	1.87	(1.92)	7.89	2.88
LESS DISTRIBUTIONS FROM:
Net investment income	(0.04)	(0.04)	(0.03)	(0.14)	(0.19)
Net realized capital gains	—	(0.16)	(7.25)	(1.26)	(1.31)
Total Distributions	(0.04)	(0.20)	(7.28)	(1.40)	(1.50)
Net asset value, end of the period	$22.78	$19.10	$17.43	$26.63	$20.14
Total return(c)	19.48%	10.90%	(10.29)%	41.87%(b)	16.50%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$52,275	$299	$289	$2	$2
Net expenses(d)	0.80%	0.80%	0.80%	0.83%(e)	0.85%
Gross expenses	0.81%	1.15%	3.35%	49.27%	71.85%
Net investment income (loss)	(0.12)%	0.25%	0.51%	0.56%(b)	0.61%
Portfolio turnover rate	84%	69%	74%	93%	88%

(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)
Includes a non-recurring dividend. Without this dividend, net investment income per share would have been $0.01, total return would have been 41.24% and the ratio of net investment income to average net assets would have been 0.02%.

(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)	Effective July 1, 2021, the expense limit decreased from 0.85% to 0.80%.
See accompanying notes to financial statements.
27 |

Financial Highlights (continued)
For a share outstanding throughout each period.

	Vaughan Nelson Select Fund—Class Y
	Year Ended November 30, 2024	Year Ended November 30, 2023	Year Ended November 30, 2022	Year Ended November 30, 2021	Year Ended November 30, 2020
Net asset value, beginning of the period	$19.09	$17.43	$26.63	$20.14	$18.75
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	(0.04)	0.04	0.05	0.13 (b)	0.11
Net realized and unrealized gain (loss)	3.75	1.81	(1.97)	7.75	2.77
Total from Investment Operations	3.71	1.85	(1.92)	7.88	2.88
LESS DISTRIBUTIONS FROM:
Net investment income	(0.03)	(0.03)	(0.03)	(0.13)	(0.18)
Net realized capital gains	—	(0.16)	(7.25)	(1.26)	(1.31)
Total Distributions	(0.03)	(0.19)	(7.28)	(1.39)	(1.49)
Net asset value, end of the period	$22.77	$19.09	$17.43	$26.63	$20.14
Total return(c)	19.44%	10.81%	(10.31)%	41.81%(b)	16.52%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$698,572	$585,568	$392,076	$226,305	$205,557
Net expenses(d)	0.85%	0.85%	0.84%(e)	0.85%(f)(g)	0.88%
Gross expenses	0.88%	0.90%	0.88%	0.89%	0.93%
Net investment income (loss)	(0.19)%	0.20%	0.26%	0.56%(b)	0.61%
Portfolio turnover rate	84%	69%	74%	93%	88%

(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)
Includes a non-recurring dividend. Without this dividend, net investment loss per share would have been less than $(0.01), total return would have been 41.17% and the ratio of net investment loss to average net assets would have been less than (0.01)%.

(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)	Includes additional voluntary waiver of advisory fee of 0.01%.
(f)	Effective July 1, 2021, the expense limit decreased from 0.90% to 0.85%.
(g)	Includes additional voluntary waiver of advisory fee of 0.03%.
See accompanying notes to financial statements.
| 28

Notes to Financial Statements
November 30, 2024
1.Organization.  Natixis Funds Trust II (the “Trust”) is organized as a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Declaration of Trust permits the Board of Trustees to authorize the issuance of an unlimited number of shares of the Trust in multiple series. The financial statements for certain funds of the Trust are presented in separate reports. The following funds (individually, a “Fund” and collectively, the “Funds”) are included in this report:
Loomis Sayles Global Growth Fund (“Global Growth Fund”)
Loomis Sayles Senior Floating Rate and Fixed Income Fund (“Senior Floating Rate and Fixed Income Fund”)
Vaughan Nelson Select Fund (“Select Fund”)
Global Growth Fund and Senior Floating Rate and Fixed Income Fund are diversified investment companies. Select Fund is a non-diversified investment company.
Each Fund offers Class A, Class C, Class N and Class Y shares. Class A shares are sold with a maximum front-end sales charge of 5.75% for Global Growth Fund and Select Fund and 3.50% for Senior Floating Rate and Fixed Income Fund. Class C shares do not pay a front-end sales charge, pay higher Rule 12b-1 fees than Class A shares for eight years (at which point they automatically convert to Class A shares) (prior to May 1, 2021, Class C shares automatically converted to Class A shares after ten years) and may be subject to a contingent deferred sales charge (“CDSC”) of 1.00% if those shares are redeemed within one year of acquisition, except for reinvested distributions. Class N and Class Y shares do not pay a front-end sales charge, a CDSC or Rule 12b-1 fees. Class N shares are offered with an initial minimum investment of $1,000,000. Class Y shares are offered with an initial minimum investment of $100,000. Certain categories of investors are exempted from the minimum investment amounts for Class N and Class Y as outlined in the relevant Fund’s prospectus.
Most expenses can be directly attributed to a Fund. Expenses which cannot be directly attributed to a Fund are generally apportioned based on the relative net assets of each of the Funds in Natixis Funds Trust I, Natixis Funds Trust II, Natixis Funds Trust IV and Gateway Trust (“Natixis Funds Trusts”), Loomis Sayles Funds I and Loomis Sayles Funds II (“Loomis Sayles Funds Trusts”) and Natixis ETF Trust and Natixis ETF Trust II (“Natixis ETF Trusts”). Expenses of a Fund are borne pro rata by the holders of each class of shares, except that each class bears expenses unique to that class (such as the Rule 12b-1 fees applicable to Class A and Class C), and transfer agent fees are borne collectively for Class A, Class C and Class Y, and individually for Class N. In addition, each class votes as a class only with respect to its own Rule 12b-1 Plan. Shares of each class would receive their pro rata share of the net assets of a Fund if the Fund were liquidated. The Trustees approve separate distributions from net investment income on each class of shares.
2.Significant Accounting Policies. The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. The Funds' financial statements follow the accounting and reporting guidelines provided for investment companies and are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Management has evaluated the events and transactions subsequent to year-end through the date the financial statements were issued and has determined that there were no material events that would require disclosure in the Funds' financial statements.
a. Valuation. Registered investment companies are required to value portfolio investments using an unadjusted, readily available market quotation. Each Fund obtains readily available market quotations from independent pricing services. Fund investments for which readily available market quotations are not available are priced at fair value pursuant to the Funds’ Valuation Procedures. The Board of Trustees has approved a valuation designee who is subject to the Board’s oversight.
Unadjusted readily available market quotations that are utilized for exchange traded equity securities (including shares of closed-end investment companies and exchange-traded funds) include the last sale price quoted on the exchange where the security is traded most extensively. Shares of open-end investment companies are valued at net asset value ("NAV") per share.
Exchange traded equity securities for which there is no reported sale during the day are fair valued at the closing bid quotation as reported by an independent pricing service. Unlisted equity securities (except unlisted preferred equity securities) are fair valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be fair valued using evaluated bids furnished by an independent pricing service, if available.
Debt securities and unlisted preferred equity securities are fair valued based on evaluated bids furnished to the Funds by an independent pricing service or bid prices obtained from broker-dealers. Senior loans and collateralized loan obligations ("CLOs") are fair valued at bid prices supplied by an independent pricing service, if available. Broker-dealer bid prices may be used to fair value
29 |

Notes to Financial Statements (continued)
November 30, 2024
debt, unlisted equities, senior loans and CLOs where an independent pricing service is unable to price an investment or where an independent pricing service does not provide a reliable price for the investment.
The Funds may also fair value investments in other circumstances such as when extraordinary events occur after the close of a foreign market, but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing a Fund’s investments, the valuation designee may, among other things, use modeling tools or other processes that may take into account factors such as issuer specific information, or other related market activity and/or information that occurred after the close of the foreign market but before the time the Fund’s NAV is calculated. Fair valuation by the Fund(s) valuation designee may require subjective determinations about the value of the investment, and fair values used to determine a Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. In addition, the use of fair value pricing may not always result in adjustments to the prices of investments held by a Fund.
b. Investment Transactions and Related Investment Income. Investment transactions are accounted for on a trade date plus one day basis for daily NAV calculation. However, for financial reporting purposes, investment transactions are reported on trade date. Dividend income (including income reinvested) and foreign withholding tax, if applicable, are recorded on the ex-dividend date, or in the case of certain foreign securities, as soon as a Fund is notified, and interest income is recorded on an accrual basis. Dividends reinvested and stock dividends are reflected as non-cash dividends on the Statements of Operations. Loan consent fees, upfront origination fees and/or amendment fees are recorded when received and included in interest income on the Statements of Operations. Interest income is increased by the accretion of discount and decreased by the amortization of premium, if applicable. For securities with paydown provisions, principal payments received are treated as a proportionate reduction to the cost basis of the securities, and excess or shortfall amounts are recorded as income. For payment-in-kind securities, income received in-kind is reflected as an increase to the principal and cost basis of the securities. In determining net gain or loss on securities sold, the cost of securities has been determined on an identified cost basis. Investment income, non-class specific expenses and realized and unrealized gains and losses are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund.
c. Foreign Currency Translation. The books and records of the Funds are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars, if any, are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars on the respective dates of such transactions.
Net realized foreign exchange gains or losses arise from sales of foreign currency, changes in exchange rates between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded in the Funds’ books and records and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities, other than investment securities, as of the end of the fiscal period, resulting from changes in exchange rates. Net realized foreign exchange gains or losses and the net change in unrealized foreign exchange gains or losses are disclosed in the Statements of Operations. For federal income tax purposes, net realized foreign exchange gains or losses are characterized as ordinary income, and may, if the Funds have net losses, reduce the amount of income available to be distributed by the Funds.
The values of investment securities are presented at the foreign exchange rates prevailing at the end of the period for financial reporting purposes. Net realized and unrealized gains or losses on investments reported in the Statements of Operations reflect gains or losses resulting from changes in exchange rates and fluctuations which arise due to changes in market prices of investment securities. For federal income tax purposes, a portion of the net realized gain or loss on investments arising from changes in exchange rates, which is reflected in the Statements of Operations, may be characterized as ordinary income and may, if the Funds have net losses, reduce the amount of income available to be distributed by the Funds.
The Funds may use foreign currency exchange contracts to facilitate transactions in foreign-denominated investments. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.
d. Federal and Foreign Income Taxes. The Trust treats each Fund as a separate entity for federal income tax purposes. Each Fund intends to meet the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute to its shareholders substantially all of its net investment income and any net realized capital gains at least annually. Management has performed an analysis of each Fund’s tax positions for the open tax years as of November 30, 2024 and has concluded that no provisions for income tax are required. The Funds’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. Management is not aware of any events that are reasonably possible to occur in the next twelve months that would result in the amounts of any unrecognized tax benefits significantly increasing or decreasing for the
| 30

Notes to Financial Statements (continued)
November 30, 2024
Funds. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws and accounting regulations and interpretations thereof.
A Fund may be subject to foreign withholding taxes on investment income and taxes on capital gains on investments that are accrued and paid based upon the Fund’s understanding of the tax rules and regulations that exist in the countries in which the Fund invests. Foreign withholding taxes on dividend and interest income are reflected on the Statements of Operations as a reduction of investment income, net of amounts that have been or are expected to be reclaimed and paid. Dividends and interest receivable on the Statements of Assets and Liabilities are net of foreign withholding taxes. Foreign withholding taxes where reclaims have been or are expected to be filed and paid are reflected on the Statements of Assets and Liabilities as tax reclaims receivable. Capital gains taxes paid are included in net realized gain (loss) on investments in the Statements of Operations. Accrued but unpaid capital gains taxes are reflected as foreign taxes payable on the Statements of Assets and Liabilities, if applicable, and reduce unrealized gains on investments. In the event that realized gains on investments are subsequently offset by realized losses, taxes paid on realized gains may be returned to a Fund. Such amounts, if applicable, are reflected as foreign tax rebates receivable on the Statements of Assets and Liabilities and are recorded as a realized gain when received.
e. Dividends and Distributions to Shareholders.  Dividends and distributions are recorded on the ex-dividend date. The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. When the Fund identifies the character of distributions paid by REITs in the previous calendar year, certain distributions to Fund shareholders may be redesignated as capital gain distributions or, if in excess of taxable income, as a return of capital. Permanent differences are primarily due to differing treatments for book and tax purposes of items such as foreign currency gains and losses, premium amortization, corporate actions, defaulted and/or non-income producing securities, distributions in excess of income and/or capital gain, return of capital distributions received, paydown gains and losses, capital gain distribution received and net operating losses. Permanent book and tax basis differences relating to shareholder distributions, net investment income, and net realized gains will result in reclassifications to the capital accounts reported on the Statements of Assets and Liabilities. Temporary differences between book and tax distributable earnings are primarily due to deferred Trustees’ fees, passive foreign investment company adjustments, premium amortization, corporate actions, dividends payable, capital gain distribution received, return of capital distributions received, defaulted and/or non-income producing securities and wash sales. Amounts of income and capital gain available to be distributed on a tax basis are determined annually, and at other times during the Fund’s fiscal year as may be necessary to avoid knowingly declaring and paying a return of capital distribution. Distributions from net investment income and short-term capital gains are considered to be distributed from ordinary income for tax purposes.
The tax characterization of distributions is determined on an annual basis. The tax character of distributions paid to shareholders during the years ended November 30, 2024 and 2023 was as follows:
	2024 Distributions			2023 Distributions
Fund	Ordinary Income	Long-Term Capital Gains	Total	Ordinary Income	Long-Term Capital Gains	Total
Global Growth Fund	$ —	$ —	$ —	$126,113	$6,258,533	$6,384,646
Senior Floating Rate and Fixed Income Fund	71,622,190	—	71,622,190	86,057,600	—	86,057,600
Select Fund	844,394	—	844,394	704,845	3,582,713	4,287,558
Distributions paid to shareholders from net investment income and net realized capital gains, based on accounting principles generally accepted in the United States of America, are consolidated and reported on the Statements of Changes in Net Assets as Distributions to Shareholders. Distributions paid to shareholders from net investment income and net realized capital gains expressed in per-share amounts, based on accounting principles generally accepted in the United States of America, are separately stated and reported within the Financial Highlights.
31 |

Notes to Financial Statements (continued)
November 30, 2024
As of November 30, 2024, the components of distributable earnings on a tax basis were as follows:
	Global Growth Fund	Senior Floating Rate and Fixed Income Fund	Select Fund
Undistributed ordinary income	$ —	$3,883,005	$ —
Capital loss carryforward:
Short-term:
No expiration date	(833,569)	(137,393,222)	(5,642,781)
Long-term:
No expiration date	(705,377)	(505,853,446)	—
Total capital loss carryforward	(1,538,946)	(643,246,668)	(5,642,781)
Late-year ordinary and post-October capital loss deferrals*	(235,434)	—	(1,112,543)
Unrealized appreciation (depreciation)	35,383,944	(27,531,150)	192,859,523
Total accumulated earnings (losses)	$33,609,564	$(666,894,813)	$186,104,199

*
Under current tax law, net operating losses, capital losses, foreign currency losses, and losses on passive foreign investment companies and contingent payment debt instruments after October 31 or December 31, as applicable, may be deferred and treated as occurring on the first day of the following taxable year. Global Growth
Fund and Select Fund are deferring net operating losses.

As of November 30, 2024, the tax cost of investments (including derivatives, if applicable) and unrealized appreciation (depreciation) on a federal tax basis were as follows:
	Global Growth Fund	Senior Floating Rate and Fixed Income Fund	Select Fund
Federal tax cost	$72,743,484	$919,582,183	$588,225,532
Gross tax appreciation	$40,025,334	$6,079,079	$201,539,951
Gross tax depreciation	(4,650,733)	(33,610,229)	(8,680,428)
Net tax appreciation (depreciation)	$35,374,601	$(27,531,150)	$192,859,523
The difference between these amounts and those reported in the components of distributable earnings, if any, is primarily attributable to foreign currency mark-to-market.
f. Senior Loans. Senior Floating Rate and Fixed Income Fund may invest in senior loans to corporate, governmental or other borrowers. Senior loans, which include both secured and unsecured loans made by banks and other financial institutions to corporate customers, typically hold the most senior position in a borrower’s capital structure, may be secured by the borrower’s assets and have interest rates that reset frequently. Senior loans can include term loans, revolving credit facility loans and second lien loans. A senior loan is often administered by a bank or other financial institution that acts as agent for all holders. The agent administers the terms of the senior loan, as specified in the loan agreement. Large loans may be shared or syndicated among several lenders. The Fund may enter into the primary syndicate for a loan or it may also purchase all or a portion of loans from other lenders (sometimes referred to as loan assignments), in either case becoming a direct lender. The settlement period for senior loans is uncertain as there is no standardized settlement schedule applicable to such investments. Senior loans outstanding at the end of the period are listed in the Fund’s Portfolio of Investments.
g. Repurchase Agreements. Each Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which each Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is each Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities. As of November 30, 2024, each Fund, as applicable, had investments in repurchase agreements for which the
| 32

Notes to Financial Statements (continued)
November 30, 2024
value of the related collateral exceeded the value of the repurchase agreement. The gross value of repurchase agreements is included in the Statements of Assets and Liabilities for financial reporting purposes.
h. Unfunded Loan Commitments. Senior Floating Rate and Fixed Income Fund may enter into unfunded loan commitments, which are contractual obligations for future funding at the option of the borrower. Unfunded loan commitments represent a future obligation, in full, even though a percentage of the committed amount may not be utilized by the borrower. Unfunded loan commitments, and the obligation for future funding, are recorded as a liability on the Statements of Assets and Liabilities at par value at the time the commitment is entered into. Purchases of unfunded loan commitments may have a similar effect on the Fund's NAV as if the Fund had created a degree of leverage in the portfolio. Market risk exists with these commitments to the same extent as if the securities were owned on a settled basis. Losses may arise due to changes in the value of the unfunded loan commitments.
As of November 30, 2024, the Fund had unfunded loan commitments reflected on the Statements of Assets and Liabilities, which could be extended at the option of the borrower, pursuant to loan agreements with the following borrowers:
Borrower	Type	Principal Amount
The Action Environmental Group, Inc.	2024 Delayed Draw Term Loan	$465,923
Focus Financial Partners LLC	2024 Delayed Draw Term Loan	315,204
Hanger, Inc.	2024 Delayed Draw Term Loan	373,741
Raven Acquisition Holdings LLC	Delayed Draw Term Loan	111,041
		$1,265,909
Under the terms of the contract, the Fund has the option to assign (sell) all or a portion of the unfunded loan commitment. Upon the completion of such assignment, the Fund is released from its rights and obligations pertaining to the portion of the unfunded loan commitment assigned. When the Fund sells a portion of an unfunded loan commitment, the portion sold is removed from the Portfolio of Investments and the unsettled amount is reflected as unfunded loan commitments sold on the Statements of Assets and Liabilities until settlement date. Once settled, the portion of the unfunded loan commitment assigned is relieved from the Fund’s unfunded loan commitments liability.
i. Indemnifications. Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.
3.Fair Value Measurements. In accordance with accounting standards related to fair value measurements and disclosures, the Funds have categorized the inputs utilized in determining the value of each Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:
• Level 1 — quoted prices in active markets for identical assets or liabilities;
• Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and
• Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The Funds' pricing policies have been approved by the Board of Trustees. Investments for which market quotations are readily available are categorized in Level 1. Other investments for which an independent pricing service is utilized are categorized in Level 2. Broker-dealer bid prices for which the Funds have knowledge of the inputs used by the broker-dealer are categorized in Level 2. All other investments, including broker-dealer bid prices for which the Funds do not have knowledge of the inputs used by the broker-dealer, as well as investments fair valued by the valuation designee, are categorized in Level 3. All Level 2 and 3 securities are defined as being fair valued.
33 |

Notes to Financial Statements (continued)
November 30, 2024
Under certain conditions and based upon specific facts and circumstances, the Fund’s valuation designee may determine that a fair valuation should be made for portfolio investment(s). These valuation designee fair valuations will be based upon a significant amount of Level 3 inputs.
The following is a summary of the inputs used to value the Funds' investments as of November 30, 2024, at value:
Global Growth Fund
Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Common Stocks
Brazil	$8,521,922	$144,745	$ —	$8,666,667
Canada	5,230,785	—	—	5,230,785
China	7,602,831	2,804,510	—	10,407,341
Denmark	—	2,608,398	—	2,608,398
France	—	559,255	—	559,255
Japan	—	1,478,086	—	1,478,086
Netherlands	—	3,333,639	—	3,333,639
Switzerland	1,319,265	3,155,012	—	4,474,277
United Kingdom	—	1,058,453	—	1,058,453
United States	64,669,570	4,104,769	—	68,774,339
Total Common Stocks	87,344,373	19,246,867	—	106,591,240
Short-Term Investments	—	1,526,799	—	1,526,799
Total Investments	$87,344,373	$20,773,666	$—	$108,118,039

Senior Floating Rate and Fixed Income Fund
Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Senior Loans
Technology	$ —	$101,920,847	$401,618	$102,322,465
All Other Senior Loans(a)	—	661,332,108	—	661,332,108
Total Senior Loans	—	763,252,955	401,618	763,654,573
Bonds and Notes(a)	—	18,589,684	—	18,589,684
Collateralized Loan Obligations	—	14,756,091	—	14,756,091
Exchange-Traded Funds	13,232,720	—	—	13,232,720
Common Stocks
Capital Markets	—	99,578	—	99,578
Oil, Gas & Consumable Fuels	346	—	5,691	6,037
Textiles, Apparel & Luxury Goods	—	157,028	—	157,028
Total Common Stocks	346	256,606	5,691	262,643
Warrants	—	55	—	55
Short-Term Investments	—	81,555,267	—	81,555,267
Total Investments	$13,233,066	$878,410,658	$407,309	$892,051,033

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
| 34

Notes to Financial Statements (continued)
November 30, 2024

Select Fund
Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$778,748,100	$ —	$ —	$778,748,100
Short-Term Investments	—	2,336,955	—	2,336,955
Total Investments	$778,748,100	$2,336,955	$—	$781,085,055

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of November 30, 2023 and/or November 30, 2024:
Senior Floating Rate and Fixed Income Fund
Asset Valuation Inputs
Investments in Securities	Balance as of November 30, 2023	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of November 30, 2024	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at November 30, 2024
Senior Loans
Technology	$ —	$10,691	$ —	$341,823	$ —	$ —	$49,104	$ —	$401,618	$341,823
Common Stocks
Oil, Gas & Consumable Fuels	5,691	—	—	—	—	—	—	—	5,691	—
Total	$5,691	$10,691	$ —	$341,823	$ —	$ —	$49,104	$ —	$407,309	$341,823
A debt security valued at $49,104 was transferred from Level 2 to Level 3 during the period ended November 30, 2024. At November 30, 2023, this security was fair valued at a bid price furnished to the Fund by an independent pricing service in accordance with the Fund's valuation policies. At November 30, 2024, this security was fair valued using broker-dealer bid prices based on inputs unobservable to the Fund as an independent pricing service was unable to price the security.
4.Purchases and Sales of Securities. For the year ended November 30, 2024, purchases and sales of securities (excluding short-term investments and including paydowns) were as follows:
	U.S. Government/ Agency Securities		Other Securities
Fund	Purchases	Sales	Purchases	Sales
Global Growth Fund	$ —	$ —	$6,353,203	$20,900,716
Senior Floating Rate and Fixed Income Fund	—	9,635,871	852,619,542	904,340,431
Select Fund	—	—	652,818,831	614,275,432
5.Management Fees and Other Transactions with Affiliates.
a. Management Fees. Loomis, Sayles & Company, L.P. (“Loomis Sayles”) serves as investment adviser to Global Growth Fund and Senior Floating Rate and Fixed Income Fund. Loomis Sayles is a limited partnership whose sole general partner, Loomis, Sayles & Company, Inc., is indirectly owned by Natixis Investment Managers, LLC ("Natixis"), which is part of Natixis Investment Managers, an international asset management group based in Paris, France.
35 |

Notes to Financial Statements (continued)
November 30, 2024
Under the terms of the management agreements, each Fund pays a management fee at the following annual rates, calculated daily and payable monthly, based on each Fund’s average daily net assets:
Fund	Percentage of Average Daily Net Assets
Global Growth Fund	0.75%
Senior Floating Rate and Fixed Income Fund	0.60%
Natixis Advisors, LLC (“Natixis Advisors”) serves as investment adviser to Select Fund. Natixis Advisors is a wholly-owned subsidiary of Natixis. Under the terms of the management agreement, the Fund pays a management fee at the annual rate of 0.70%, calculated daily and payable monthly, based on the Fund’s average daily net assets.
Natixis Advisors has entered into a subadvisory agreement with Vaughan Nelson Investment Management, L.P. (“Vaughan Nelson”). Under the terms of the subadvisory agreement, the Fund pays a subadvisory fee at the annual rate of 0.47%, calculated daily and payable monthly, based on the Fund’s average daily net assets. Payments to Natixis Advisors are reduced by the amount of payments to Vaughan Nelson.
Loomis Sayles and Natixis Advisors have given binding undertakings to the Funds to waive management fees and/or reimburse certain expenses to limit the Funds’ operating expenses, exclusive of acquired fund fees and expenses, brokerage expenses, interest expense, taxes, organizational and extraordinary expenses such as litigation and indemnification expenses. These undertakings are in effect until March 31, 2025, except for Senior Floating Rate and Fixed Income Fund which is in effect until March 31, 2026, may be terminated before then only with the consent of the Funds’ Board of Trustees, and are reevaluated on an annual basis. Management fees payable, as reflected on the Statements of Assets and Liabilities, is net of waivers and/or expense reimbursements, if any, pursuant to these undertakings. Waivers/reimbursements that exceed management fees payable are reflected on the Statements of Assets and Liabilities as receivable from investment adviser.
For the year ended November 30, 2024, the expense limits as a percentage of average daily net assets under the expense limitation agreements were as follows:
Expense Limit as a Percentage of Average Daily Net Assets
Fund	Class A	Class C	Class N	Class Y
Global Growth Fund	1.20%	1.95%	0.90%	0.95%
Senior Floating Rate and Fixed Income Fund	0.98%	1.73%	0.68%	0.73%
Select Fund	1.10%	1.85%	0.80%	0.85%
Prior to July 1, 2024, the expense limits as a percentage of average daily net assets under the expense limitation agreements for Senior Floating Rate and Fixed Income Fund were as follows:
Expense Limit as a Percentage of Average Daily Net Assets
Fund	Class A	Class C	Class N	Class Y
Senior Floating Rate and Fixed Income Fund	1.00%	1.75%	0.70%	0.75%
Loomis Sayles and Natixis Advisors shall be permitted to recover expenses borne under the expense limitation agreements (whether through waiver of management fees or otherwise) on a class by class basis in later periods to the extent the annual operating expenses of a class fall below both (1) a class’ expense limitation ratio in place at the time such amounts were waived/reimbursed and (2) a class’ current applicable expense limitation ratio, provided, however, that a class is not obligated to pay such waived/reimbursed fees or expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.
| 36

Notes to Financial Statements (continued)
November 30, 2024
For the year ended November 30, 2024, the management fees and waivers of management fees for each Fund were as follows:
	Gross Management Fees	Contractual Waivers of Management Fees[1]	Net Management Fees	Percentage of Average Daily Net Assets
Fund				Gross	Net
Global Growth Fund	$754,422	$169,883	$584,539	0.75%	0.58%
Senior Floating Rate and Fixed Income Fund	4,934,285	461,574	4,472,711	0.60%	0.54%
Select Fund	5,262,908	205,635	5,057,273	0.70%	0.67%

[1]	Contractual management fee waivers are subject to possible recovery until November 30, 2025.
For the year ended November 30, 2024, expense reimbursements related to the prior fiscal year were recovered as follows:
Fund	Recovered Expenses
Select Fund	$367
b. Service and Distribution Fees. Natixis Distribution, LLC (“Natixis Distribution”), which is a wholly-owned subsidiary of Natixis Investment Managers, LLC, has entered into a distribution agreement with the Trust. Pursuant to this agreement, Natixis Distribution serves as principal underwriter of the Funds of the Trust.
Pursuant to Rule 12b-1 under the 1940 Act, the Trust has adopted a Service Plan relating to the Fund’s Class A shares (the “Class A Plans”) and a Distribution and Service Plan relating to the Fund’s Class C shares (the “Class C Plans”).
Under the Class A Plans, each Fund pays Natixis Distribution a monthly service fee at an annual rate not to exceed 0.25% of the average daily net assets attributable to the Fund’s Class A shares, as reimbursement for expenses incurred by Natixis Distribution in providing personal services to investors in Class A shares and/or the maintenance of shareholder accounts.
Under the Class C Plans, each Fund pays Natixis Distribution a monthly service fee at an annual rate not to exceed 0.25% of the average daily net assets attributable to the Fund’s Class C shares, as compensation for services provided by Natixis Distribution in providing personal services to investors in Class C shares and/or the maintenance of shareholder accounts.
Also under the Class C Plans, each Fund pays Natixis Distribution a monthly distribution fee at the annual rate of 0.75% of the average daily net assets attributable to the Fund’s Class C shares, as compensation for services provided by Natixis Distribution in connection with the marketing or sale of Class C shares.
For the year ended November 30, 2024, the service and distribution fees for each Fund were as follows:
	Service Fees		Distribution Fees
Fund	Class A	Class C	Class C
Global Growth Fund	$16,160	$2,322	$6,967
Senior Floating Rate and Fixed Income Fund	389,963	87,880	263,638
Select Fund	79,140	26,653	79,959
c. Administrative Fees. Natixis Advisors provides certain administrative services for the Funds and contracts with State Street Bank and Trust Company (“State Street Bank”) to serve as sub-administrator. Pursuant to an agreement among Natixis Funds Trusts, Loomis Sayles Funds Trusts, Natixis ETF Trusts and Natixis Advisors, each Fund pays Natixis Advisors monthly its pro rata portion of fees equal to an annual rate of 0.0540% of the first $15 billion of the average daily net assets of the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts, 0.0500% of the next $15 billion, 0.0400% of the next $30 billion, 0.0275% of the next $30 billion and 0.0225% of such assets in excess of $90 billion, subject to an annual aggregate minimum fee for the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts of $10 million, which is reevaluated on an annual basis.
For the year ended November 30, 2024, the administrative fees for each Fund were as follows:
Fund	Administrative Fees
Global Growth Fund	$44,841
Senior Floating Rate and Fixed Income Fund	366,944
Select Fund	334,905
37 |

Notes to Financial Statements (continued)
November 30, 2024
d. Sub-Transfer Agent Fees. Natixis Distribution has entered into agreements, which include servicing agreements, with financial intermediaries that provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries that hold positions in the Funds and has agreed to compensate the intermediaries for providing those services. Intermediaries transact with the Funds primarily through the use of omnibus accounts on behalf of their customers who hold positions in the Funds. These services would have been provided by the Funds’ transfer agent and other service providers if the shareholders’ accounts were maintained directly at the Funds’ transfer agent. Accordingly, the Funds have agreed to reimburse Natixis Distribution for all or a portion of the servicing fees paid to these intermediaries. The reimbursement amounts (sub-transfer agent fees) paid to Natixis Distribution are subject to a current per-account equivalent fee limit approved by the Funds’ Board of Trustees, which is based on fees for similar services paid to the Funds’ transfer agent and other service providers. Class N shares do not bear such expenses.
For the year ended November 30, 2024, the sub-transfer agent fees (which are reflected in transfer agent fees and expenses in the Statements of Operations) for each Fund were as follows:
Fund	Sub-Transfer Agent Fees
Global Growth Fund	$60,337
Senior Floating Rate and Fixed Income Fund	598,447
Select Fund	555,847
As of November 30, 2024, the Funds owe Natixis Distribution the following reimbursements for sub-transfer agent fees (which are reflected in the Statements of Assets and Liabilities as payable to distributor):
Fund	Reimbursements of Sub-Transfer Agent Fees
Global Growth Fund	$698
Senior Floating Rate and Fixed Income Fund	25,934
Select Fund	6,699
Sub-transfer agent fees attributable to Class A, Class C and Class Y are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of those classes.
e. Commissions. Commissions (including CDSCs) on Fund shares retained by Natixis Distribution during the year ended November 30, 2024 were as follows:
Fund	Commissions
Global Growth Fund	$169
Senior Floating Rate and Fixed Income Fund	6,701
Select Fund	16,215
f.  Trustees Fees and Expenses. The Trust does not pay any compensation directly to its officers or Trustees who are directors, officers or employees of Natixis Advisors, Natixis Distribution, Natixis Investment Managers, LLC or their affiliates. The Chairperson of the Board of Trustees receives a retainer fee at the annual rate of $400,000. The Chairperson does not receive any meeting attendance fees for Board of Trustees meetings or committee meetings that he attends. Each Independent Trustee (other than the Chairperson) receives, in the aggregate, a retainer fee at the annual rate of $225,000. Each Independent Trustee also receives a meeting attendance fee of $10,000 for each meeting of the Board of Trustees that he or she attends in person and $5,000 for each meeting of the Board of Trustees that he or she attends telephonically. In addition, the Chairperson of the Contract Review Committee and the Chairperson of the Audit Committee each receive an additional retainer fee at the annual rate of $25,000. The Chairperson of the Governance Committee receives an additional retainer fee at the annual rate of $20,000. Each Contract Review Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. Each Audit Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. Each Governance Committee member is compensated $2,500 for each Committee meeting that he or she attends. These fees are allocated among the funds in the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts based on a formula that takes into account, among other factors, the relative net assets of each fund. Trustees are reimbursed for travel expenses in connection with attendance at meetings.
Prior to January 1, 2024, the Chairperson of the Board of Trustees received a retainer fee at the annual rate of $369,000 and each Independent Trustee (other than the Chairperson) received, in the aggregate, a retainer fee at the annual rate of $210,000. Each
| 38

Notes to Financial Statements (continued)
November 30, 2024
Independent Trustee received a meeting attendance fee of $10,000 for each meeting of the Board of Trustees that he or she attended in person. The Chairperson of the Contract Review Committee and the Chairperson of the Audit Committee each received an additional retainer fee at the annual rate of $20,000. All other Trustees fees remained unchanged.
Effective January 1, 2025, the Chairperson of the Board of Trustees will receive a retainer fee at the annual rate of $410,000 and each Independent Trustee (other than the Chairperson) will receive, in the aggregate, a retainer fee at the annual rate of $235,000. The Chairperson of the Contract Review Committee and the Chairperson of the Audit Committee each will receive an additional retainer fee at the annual rate of $30,000. All other Trustees fees will remain unchanged.
A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts, on the normal payment dates, in certain funds of the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts as designated by the participating Trustees. Changes in the value of participants’ deferral accounts are allocated pro rata among the funds in the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts and are normally reflected as Trustees’ fees and expenses in the Statements of Operations. Deferred amounts remain in the funds until distributed in accordance with the provisions of the Plan. The portions of the accrued obligations allocated to the Funds under the Plan are reflected as Deferred Trustees’ fees in the Statements of Assets and Liabilities.
Certain officers and employees of Natixis Advisors and Loomis Sayles are also officers and/or Trustees of the Trust.
g. Affiliated Ownership. As of November 30, 2024, Natixis and affiliates (“Natixis”) and Loomis Sayles Employees’ Profit Sharing Retirement Plan (“Retirement Plan”) held shares of the Funds representing the following percentages of the Funds’ net assets:
	Natixis	Retirement Plan
Global Growth Fund	16.62%	9.81%
Senior Floating Rate and Fixed Income Fund	— %	0.96%
Investment activities of affiliated shareholders could have material impacts on the Funds.
h. Reimbursement of Transfer Agent Fees and Expenses. Natixis Advisors has given a binding contractual undertaking to the Funds to reimburse any and all transfer agency expenses for the Fund’s Class N shares. This undertaking is in effect through March 31, 2025 and is not subject to recovery under the expense limitation agreement described above.
For the year ended November 30, 2024, Natixis Advisors reimbursed the Funds for transfer agency expenses as follows:
Reimbursement of Transfer Agency Expenses
Fund	Class N
Global Growth Fund	$1,308
Senior Floating Rate and Fixed Income Fund	1,090
Select Fund	1,101
6.Class-Specific Transfer Agent Fees and Expenses. Transfer agent fees and expenses attributable to Class A, Class C and Class Y are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of those classes. Transfer agent fees and expenses attributable to Class N are allocated to Class N.
For the year ended November 30, 2024 the Funds incurred the following class-specific transfer agent fees and expenses (net of expense offsets and including sub-transfer agent fees, where applicable):
	Transfer Agent Fees and Expenses
Fund	Class A	Class C	Class N	Class Y
Global Growth Fund	$5,009	$717	$1,308	$61,251
Senior Floating Rate and Fixed Income Fund	119,980	27,146	1,090	484,320
Select Fund	25,064	8,446	1,101	555,556
7.Expense Offset Arrangements. The Funds have entered into an agreement with the transfer agent whereby certain transfer agent fees and expenses may be paid indirectly by credits earned on the Funds' cash balances. Transfer agent fees and expenses are presented in the Statements of Operations gross of such credits, and the credits are presented as offsets to expenses.
39 |

Notes to Financial Statements (continued)
November 30, 2024
8.Line of Credit. Each Fund, together with certain other funds of Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts, entered into a syndicated, revolving, committed, unsecured line of credit with State Street Bank as administrative agent. The aggregate revolving commitment amount is $575,000,000. Any one Fund may borrow up to $402,500,000 under the line of credit agreement (as long as all borrowings by all Funds in the aggregate do not exceed the $575,000,000 limit at any time), subject to each Fund’s investment restrictions and its contractual obligations under the line of credit. Interest is charged to the Funds based upon the terms set forth in the agreement. In addition, a commitment fee of 0.15% per annum, payable at the end of each calendar quarter, is accrued and apportioned among the participating funds based on their average daily unused portion of the line of credit.
For the year ended November 30, 2024, none of the Funds had borrowings under this agreement.
9.Risk. Global Growth Fund’s investments in foreign securities may be subject to greater political, economic, environmental, credit/ counterparty and information risks. The Fund’s investments in foreign securities also are subject to foreign currency fluctuations and other foreign currency-related risks. Foreign securities may be subject to higher volatility than U.S. securities, varying degrees of regulation and limited liquidity.
Global Growth Fund may invest to a significant extent in variable interest entity (“VIE”) structures. VIE structures can vary, but generally consist of a U.S.-listed company with contractual arrangements, through one or more wholly-owned special purpose vehicles, with a Chinese company that ultimately provides the U.S.-listed company with contractual rights to obtain economic benefits from the Chinese company. The VIE structure enables foreign investors, such as the Fund, to obtain investment exposure similar to that of an equity owner in a Chinese company in situations in which the Chinese government has restricted or prohibited the ownership of such company by foreign investors. The Fund’s exposure to VIE structures may pose additional risks because the VIE structure is not formally recognized under Chinese law. The Chinese government may cease to tolerate VIE structures at any time or impose new restrictions. In addition, Chinese companies using the VIE structure, and listed on stock exchanges in the U.S., could also face delisting or other ramifications for failure to meet the expectations and/or requirements of the U.S. Securities and Exchange Commission, the Public Company Accounting Oversight Board, or other U.S. regulators. Any of these risks could reduce the liquidity and value of these investments or render them valueless.
Select Fund is non-diversified, which means that it is not limited under the 1940 Act to a percentage of assets that it may invest in any one issuer. Because the Fund may invest in the securities of a limited number of issuers, an investment in the Fund may involve a higher degree of risk than would be present in a diversified portfolio.
The senior loans in which Senior Floating Rate and Fixed Income Fund expects to invest will generally not be rated investment grade by the rating agencies. Economic downturns generally increase non-payment rates and a senior loan could lose a substantial part of its value prior to default. Senior loans are subject to credit risk, and secured loans may not be adequately collateralized. The interest rates of senior loans reset frequently, and thus senior loans are subject to interest rate risk. There may also be less public information available about senior loans as compared to other debt securities.
Senior loans are generally less liquid than many other debt securities. Transactions in senior loans may settle on a delayed basis, such that the Fund may not receive the proceeds from the sale of a loan for a substantial period of time (greater than seven days) after the sale. As a result, the proceeds related to the sale of senior loans may not be available to make additional investments or to meet the Fund’s redemption obligations until substantial period (greater than seven days) after the sale of the loans.
Geopolitical events (such as trading halts, sanctions or wars) could increase volatility and uncertainty in the financial markets and adversely affect regional and global economies. These, and other related events, could significantly impact a Fund's performance and the value of an investment in the Fund, even if the Fund does not have direct exposure to issuers in the country or countries involved.
10.Concentration of Ownership. From time to time, a Fund may have a concentration of one or more accounts constituting a significant percentage of shares outstanding. Investment activities by holders of such accounts could have material impacts on the Funds. As of November 30, 2024, based on management’s evaluation of the shareholder account base, the Funds had accounts representing controlling ownership of more than 5% of the Funds' total outstanding shares. The number of such accounts, based on accounts that represent more than 5% of an individual class of shares, and the aggregate percentage of net assets represented by such holdings were as follows:
Fund	Number of 5% Non-Affiliated Account Holders	Percentage of Non-Affiliated Ownership	Percentage of Affiliated Ownership (Note 5g)	Total Percentage of Ownership
Global Growth Fund	2	37.05%	26.43%	63.48%
Select Fund	2	12.23%	—	12.23%
| 40

Notes to Financial Statements (continued)
November 30, 2024
Omnibus shareholder accounts for which Natixis Advisors understands that the intermediary has discretion over the underlying shareholder accounts or investment models where a shareholder account may be invested for a non-discretionary customer are included in the table above. For other omnibus accounts, the Funds do not have information on the individual shareholder accounts underlying the omnibus accounts; therefore, there could be other 5% shareholders in addition to those disclosed in the table above.
11.Capital Shares. Each Fund may issue an unlimited number of shares of beneficial interest, without par value. Transactions in capital shares were as follows:

	Year Ended November 30, 2024		Year Ended November 30, 2023
Global Growth Fund	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	209,190	$3,770,747	70,211	$1,000,718
Issued in connection with the reinvestment of distributions	—	—	15,179	188,214
Redeemed	(29,340)	(518,282)	(66,353)	(948,296)
Net change	179,850	$3,252,465	19,037	$240,636
Class C
Issued from the sale of shares	10,470	$171,904	11,298	$148,565
Issued in connection with the reinvestment of distributions	—	—	5,305	62,385
Redeemed	(14,658)	(245,493)	(23,643)	(316,750)
Net change	(4,188)	$(73,589)	(7,040)	$(105,800)
Class N
Issued from the sale of shares	31	$517	154	$2,149
Issued in connection with the reinvestment of distributions	—	—	53,304	670,570
Redeemed	(96)	(1,648)	(148)	(2,101)
Net change	(65)	$(1,131)	53,310	$670,618
Class Y
Issued from the sale of shares	544,932	$10,032,137	1,642,755	$23,371,379
Issued in connection with the reinvestment of distributions	—	—	415,989	5,224,816
Redeemed	(1,452,511)	(26,508,901)	(2,958,983)	(42,821,618)
Net change	(907,579)	$(16,476,764)	(900,239)	$(14,225,423)
Decrease from capital share transactions	(731,982)	$(13,299,019)	(834,932)	$(13,419,969)
41 |

Notes to Financial Statements (continued)
November 30, 2024
11.Capital Shares (continued).

	Year Ended November 30, 2024		Year Ended November 30, 2023
Senior Floating Rate and Fixed Income Fund	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	3,546,429	$29,229,317	4,322,886	$35,330,371
Issued in connection with the reinvestment of distributions	1,246,666	10,275,418	1,424,184	11,653,923
Redeemed	(5,164,154)	(42,552,158)	(9,857,815)	(80,493,410)
Net change	(371,059)	$(3,047,423)	(4,110,745)	$(33,509,116)
Class C
Issued from the sale of shares	393,094	$3,234,373	326,109	$2,667,300
Issued in connection with the reinvestment of distributions	292,552	2,403,524	439,013	3,579,569
Redeemed	(2,215,130)	(18,195,882)	(3,441,176)	(28,048,482)
Net change	(1,529,484)	$(12,557,985)	(2,676,054)	$(21,801,613)
Class N
Issued from the sale of shares	24,345	$200,000	10,401	$86,000
Issued in connection with the reinvestment of distributions	25,241	207,927	27,266	223,084
Redeemed	(61,171)	(505,860)	(4,378)	(35,455)
Net change	(11,585)	$(97,933)	33,289	$273,629
Class Y
Issued from the sale of shares	35,670,343	$293,948,685	50,458,625	$414,340,810
Issued in connection with the reinvestment of distributions	5,209,179	42,992,817	6,344,356	51,991,226
Redeemed	(52,775,515)	(435,722,892)	(62,588,164)	(512,328,923)
Net change	(11,895,993)	$(98,781,390)	(5,785,183)	$(45,996,887)
Decrease from capital share transactions	(13,808,121)	$(114,484,731)	(12,538,693)	$(101,033,987)
| 42

Notes to Financial Statements (continued)
November 30, 2024
11.Capital Shares (continued).

	Year Ended November 30, 2024		Year Ended November 30, 2023
Select Fund	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	438,676	$9,100,780	867,285	$15,479,617
Issued in connection with the reinvestment of distributions	—	—	12,763	207,534
Redeemed	(740,834)	(15,572,218)	(663,358)	(11,827,614)
Net change	(302,158)	$(6,471,438)	216,690	$3,859,537
Class C
Issued from the sale of shares	76,653	$1,398,047	520,255	$8,388,167
Issued in connection with the reinvestment of distributions	—	—	4,085	59,562
Redeemed	(291,292)	(5,396,867)	(237,088)	(3,744,442)
Net change	(214,639)	$(3,998,820)	287,252	$4,703,287
Class N
Issued from the sale of shares	2,297,072	$50,070,259	5,036	$91,490
Issued in connection with the reinvestment of distributions	28	558	201	3,296
Redeemed	(17,592)	(388,608)	(6,142)	(111,286)
Net change	2,279,508	$49,682,209	(905)	$(16,500)
Class Y
Issued from the sale of shares	10,693,513	$224,786,218	21,592,358	$390,138,959
Issued in connection with the reinvestment of distributions	30,800	611,381	196,447	3,223,701
Redeemed	(10,710,092)	(228,414,490)	(13,607,552)	(241,923,947)
Net change	14,221	$(3,016,891)	8,181,253	$151,438,713
Increase from capital share transactions	1,776,932	$36,195,060	8,684,290	$159,985,037
43 |

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Natixis Funds Trust II and Shareholders of Loomis Sayles Global Growth Fund, Loomis Sayles Senior Floating Rate and Fixed Income Fund and Vaughan Nelson Select Fund:
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of Loomis Sayles Global Growth Fund, Loomis Sayles Senior Floating Rate and Fixed Income Fund, and Vaughan Nelson Select Fund (three of the funds constituting Natixis Funds Trust II, hereafter collectively referred to as the "Funds") as of November 30, 2024, the related statements of operations for the year ended November 30, 2024, the statements of changes in net assets for each of the two years in the period ended November 30, 2024, including the related notes, and the financial highlights for each of the five years in the period ended November 30, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of November 30, 2024, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended November 30, 2024 and each of the financial highlights for each of the five years in the period ended November 30, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of November 30, 2024 by correspondence with the custodian, agent banks and brokers; when replies were not received from brokers and agent banks, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Boston, Massachusetts
January 22, 2025
We have served as the auditor of one or more investment companies in the Natixis Investment Company Complex since at least 1995. We have not determined the specific year we began serving as auditor.
| 44

2024 U.S. Tax Distribution Information to Shareholders (Unaudited)
Corporate Dividends Received Deduction. For the fiscal year ended November 30, 2024, a percentage of dividends distributed by the Fund listed below qualifies for the dividends received deduction for corporate shareholders. This percentage is as follows:
Fund	Qualifying Percentage
Select Fund	63.88%
45 |

This Page Intentionally Left Blank

˃To learn more about Natixis Funds products and services:
Visit: im.natixis.com Call:  800-225-5478
Before investing, consider the fund’s investment objectives, risks, charges, and expenses. Visit im.natixis.com or call 800-225-5478 for a prospectus or summary prospectus containing this and other information.
Contact us by mail:
If you wish to communicate with the funds’ Board of Trustees, you may do so by writing to:
Secretary of the Funds
Natixis Advisors, LLC
888 Boylston Street, Suite 800
Boston, MA 02199-8197
The correspondence must (a) be signed by the shareholder; (b) include the shareholder’s name and address; and (c) identify the fund(s), account number, share class, and number of shares held in that fund, as of a recent date.
Or by e-mail:
secretaryofthefunds@natixis.com (Communications regarding recommendations for Trustee candidates may not be submitted by e-mail.)
Please note:  Unlike written correspondence, e-mail is not secure. Please do NOT include your account number, Social Security number, PIN, or any other non-public personal information in an e-mail communication because this information may be viewed by others.

Exp. 1/31/26
LSAR58A-1124
This page is not part of the financial statements and other important information

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The remuneration paid to Directors and Officers are incorporated by reference as part of the Financial Statements and Other Important Information for Open-End Management Investment Companies filed as Item 7 herewith.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

The statements regarding basis for approval of investment advisory contracts are incorporated by reference as part of the Financial Statements and Other Important Information for Open-End Management Investment Companies filed as Item 7 herewith.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Securities Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 16. Controls and Procedures.

(a) The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by the report that have materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)	(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit is filed herewith.

(a)	(2)	Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act by the registered national securities exchange or registered national securities association upon which the registrants securities are listed. Not Applicable.

(a)	(3)	A separate certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) is filed herewith.

(a)	(3)(1)	Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not Applicable

(a)	(3)(2)	Changes in the registrant’s independent public accountant. Not Applicable

(b)		Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) is filed herewith.

(101)		Inline Interactive Data File-the instance document does not appear in the Interactive Data File because its XBRL tags are embedded within the inline XBRL document.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Natixis Funds Trust II

By:	/s/ David L. Giunta
Name:	David L. Giunta
Title:	President and Chief Executive Officer

Date:	January 22, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ David L. Giunta
Name:	David L. Giunta
Title:	President and Chief Executive Officer

Date:	January 22, 2025

By:	/s/ Matthew J. Block
Name:	Matthew J. Block
Title:	Treasurer and Principal Financial and
Accounting Officer

Date:	January 22, 2025